Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.8%
Banks - 90.3%
JPMorgan Chase & Co.	1,006	$96,848
Bank of America Corp.	3,911	94,216
Citigroup, Inc.	2,177	93,850
Wells Fargo & Co.	3,948	92,817
U.S. Bancorp	2,404	86,183
Truist Financial Corp.	2,253	85,727
PNC Financial Services Group, Inc.	746	81,993
State Street Corp.	910	53,990
First Republic Bank	480	52,349
Northern Trust Corp.	603	47,016
Fifth Third Bancorp	2,176	46,392
SVB Financial Group*	176	42,349
KeyCorp	3,336	39,798
M&T Bank Corp.	427	39,322
Regions Financial Corp.	3,402	39,225
Citizens Financial Group, Inc.	1,500	37,920
Huntington Bancshares, Inc.	3,892	35,690
Commerce Bancshares, Inc.	532	29,946
First Horizon National Corp.	2,872	27,083
HDFC Bank Ltd. ADR*	541	27,028
Comerica, Inc.	705	26,966
Prosperity Bancshares, Inc.	505	26,174
Zions Bancorp North America	870	25,421
HSBC Holdings plc ADR	1,296	25,376
ICICI Bank Ltd. ADR*	2,569	25,253
East West Bancorp, Inc.	770	25,210
Toronto-Dominion Bank	532	24,600
Signature Bank	294	24,399
Bank of Nova Scotia	568	23,578
Royal Bank of Canada	336	23,567
First Financial Bankshares, Inc.	838	23,389
Cullen/Frost Bankers, Inc.	365	23,342
Popular, Inc.	640	23,213
Canadian Imperial Bank of Commerce	297	22,192
Bank of Montreal	375	21,904
TCF Financial Corp.	933	21,795
South State Corp.	445	21,427
UBS Group AG*	1,882	20,984
Credit Suisse Group AG ADR	2,096	20,897
Western Alliance Bancorporation	651	20,585
Glacier Bancorp, Inc.	642	20,576
Synovus Financial Corp.	970	20,535
Community Bank System, Inc.	368	20,041
Valley National Bancorp	2,842	19,468
Bank OZK	913	19,465
United Bankshares, Inc.	895	19,216
Pinnacle Financial Partners, Inc.	535	19,041
Home BancShares, Inc.	1,226	18,586
UMB Financial Corp.	373	18,281
Webster Financial Corp.	683	18,038
CVB Financial Corp.	1,075	17,877
Umpqua Holdings Corp.	1,674	17,778
Wintrust Financial Corp.	441	17,662
Old National Bancorp	1,331	16,717
PacWest Bancorp	974	16,636
Independent Bank Group, Inc.	370	16,347
Associated Banc-Corp.	1,272	16,053
First Hawaiian, Inc.	1,095	15,845
CIT Group, Inc.	882	15,620
Simmons First National Corp. — Class A	983	15,585
Independent Bank Corp.	297	15,557
Columbia Banking System, Inc.	644	15,359
Cathay General Bancorp	708	15,349
Texas Capital Bancshares, Inc.*	481	14,974
Ameris Bancorp	653	14,875
Hancock Whitney Corp.	788	14,822
Fulton Financial Corp.	1,544	14,406
United Community Banks, Inc.	849	14,374
First Financial Bancorp	1,055	12,665
First Midwest Bancorp, Inc.	1,174	12,656
Cadence BanCorp	1,442	12,387
Total Banks		2,136,805
Savings & Loans - 4.0%
People's United Financial, Inc.	2,389	24,631
New York Community Bancorp, Inc.	2,706	22,379
Sterling Bancorp	1,553	16,338
Pacific Premier Bancorp, Inc.	781	15,729
Investors Bancorp, Inc.	2,021	14,672
Total Savings & Loans		93,749
Diversified Financial Services - 2.8%
Capital One Financial Corp.	932	66,973
Insurance - 2.7%
Equitable Holdings, Inc.	1,841	33,580
Voya Financial, Inc.	618	29,621
Total Insurance		63,201
Total Common Stocks
(Cost $1,708,360)		2,360,728

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$5,525	5,525
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	2,300	2,300
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	2,093	2,093
Total Repurchase Agreements
(Cost $9,918)		9,918
Total Investments - 100.2%
(Cost $1,718,278)		$2,370,646
Other Assets & Liabilities, net - (0.2)%		(4,250)
Total Net Assets - 100.0%		$2,366,396

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,360,728	$—	$—	$2,360,728
Repurchase Agreements	—	9,918	—	9,918
Total Assets	$2,360,728	$9,918	$—	$2,370,646

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 98.3%
Chemicals - 44.1%
Air Products & Chemicals, Inc.	749	$223,097
Sherwin-Williams Co.	303	211,112
Ecolab, Inc.	1,009	201,639
DuPont de Nemours, Inc.	3,014	167,217
Dow, Inc.	3,277	154,183
PPG Industries, Inc.	1,177	143,688
LyondellBasell Industries N.V. — Class A	1,743	122,864
Linde plc	448	106,682
International Flavors & Fragrances, Inc.	811	99,307
FMC Corp.	928	98,284
Celanese Corp. — Class A	885	95,093
RPM International, Inc.	1,085	89,881
Eastman Chemical Co.	1,073	83,823
Albemarle Corp.	886	79,102
Westlake Chemical Corp.	1,171	74,031
Mosaic Co.	3,743	68,385
CF Industries Holdings, Inc.	2,123	65,197
Nutrien Ltd.	1,575	61,787
Axalta Coating Systems Ltd.*	2,695	59,748
Huntsman Corp.	2,571	57,102
Ashland Global Holdings, Inc.	797	56,523
Balchem Corp.	503	49,108
Valvoline, Inc.	2,573	48,990
Chemours Co.	2,296	48,009
Quaker Chemical Corp.	260	46,725
Element Solutions, Inc.*	4,054	42,608
Sensient Technologies Corp.	720	41,573
W R Grace & Co.	1,002	40,371
Olin Corp.	3,023	37,425
Ingevity Corp.*	739	36,536
Innospec, Inc.	519	32,863
Total Chemicals		2,742,953
Mining - 18.6%
Newmont Corp.	3,046	193,269
Freeport-McMoRan, Inc.	7,974	124,713
Barrick Gold Corp.	3,250	91,357
Royal Gold, Inc.	619	74,385
BHP Group Ltd. ADR	1,267	65,517
Franco-Nevada Corp.	464	64,765
Rio Tinto plc ADR	1,068	64,496
Agnico Eagle Mines Ltd.	809	64,404
Wheaton Precious Metals Corp.	1,310	64,282
AngloGold Ashanti Ltd. ADR	2,326	61,360
Kirkland Lake Gold Ltd.	1,235	60,182
Teck Resources Ltd. — Class B	4,290	59,717
Pan American Silver Corp.	1,851	59,510
SSR Mining, Inc.*	2,706	50,521
Alcoa Corp.*	3,291	38,274
Kaiser Aluminum Corp.	435	23,312
Total Mining		1,160,064
Packaging & Containers - 12.9%
Ball Corp.	1,719	142,883
Crown Holdings, Inc.*	1,155	88,773
Packaging Corporation of America	781	85,168
Westrock Co.	2,241	77,853
Amcor plc	6,375	70,444
Berry Global Group, Inc.*	1,406	67,938
Sealed Air Corp.	1,725	66,947
Sonoco Products Co.	1,207	61,642
Silgan Holdings, Inc.	1,512	55,596
Graphic Packaging Holding Co.	3,859	54,373
O-I Glass, Inc.	3,198	33,867
Total Packaging & Containers		805,484
Iron & Steel - 7.8%
Nucor Corp.	2,130	95,552
Vale S.A. ADR	7,143	75,573
Reliance Steel & Aluminum Co.	659	67,245
Steel Dynamics, Inc.	2,224	63,673
ArcelorMittal S.A.*	4,500	59,625
Commercial Metals Co.	2,033	40,619
United States Steel Corp.[1]	4,283	31,437
Allegheny Technologies, Inc.*	3,128	27,276
Carpenter Technology Corp.	1,376	24,988
Total Iron & Steel		485,988
Building Materials - 5.8%
Vulcan Materials Co.	855	115,887
Martin Marietta Materials, Inc.	448	105,441
Eagle Materials, Inc.	584	50,411
Louisiana-Pacific Corp.	1,642	48,455
Summit Materials, Inc. — Class A*	2,308	38,174
Total Building Materials		358,368
Forest Products & Paper - 2.2%
International Paper Co.	2,608	105,729
Domtar Corp.	1,175	30,867
Total Forest Products & Paper		136,596
Biotechnology - 2.0%
Corteva, Inc.	4,347	125,237
Household Products & Housewares - 1.4%
Avery Dennison Corp.	692	88,465
Housewares - 1.3%
Scotts Miracle-Gro Co. — Class A	524	80,125
Miscellaneous Manufacturing - 1.2%
AptarGroup, Inc.	650	73,580
Distribution & Wholesale - 0.6%
Avient Corp.	1,571	41,569
Coal - 0.4%
Warrior Met Coal, Inc.	1,327	22,665
Total Common Stocks
(Cost $3,338,254)		6,121,094

EXCHANGE-TRADED FUNDS† - 1.0%
VanEck Vectors Junior Gold Miners ETF	1,170	64,771
Total Exchange-Traded Funds
(Cost $50,663)		64,771

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$36,957	$36,957
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	15,383	15,383
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	13,998	13,998
Total Repurchase Agreements
(Cost $66,338)		66,338

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	24,893	$24,893
Total Securities Lending Collateral
(Cost $24,893)		24,893
Total Investments - 100.8%
(Cost $3,480,148)		$6,277,096
Other Assets & Liabilities, net - (0.8)%		(50,786)
Total Net Assets - 100.0%		$6,226,310

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,121,094	$—	$—	$6,121,094
Exchange-Traded Funds	64,771	—	—	64,771
Repurchase Agreements	—	66,338	—	66,338
Securities Lending Collateral	24,893	—	—	24,893
Total Assets	$6,210,758	$66,338	$—	$6,277,096

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 75.6%
Amgen, Inc.	6,604	$1,678,473
Gilead Sciences, Inc.	18,972	1,198,841
Vertex Pharmaceuticals, Inc.*	4,183	1,138,278
Regeneron Pharmaceuticals, Inc.*	1,874	1,049,028
Illumina, Inc.*	3,132	968,039
Biogen, Inc.*	3,266	926,499
Seattle Genetics, Inc.*	4,293	840,097
Moderna, Inc.*,1	10,441	738,701
Alexion Pharmaceuticals, Inc.*	6,024	689,326
Exact Sciences Corp.*	6,136	625,565
Corteva, Inc.	21,507	619,617
Immunomedics, Inc.*	7,079	601,927
Incyte Corp.*	6,671	598,656
Alnylam Pharmaceuticals, Inc.*	4,049	589,534
BioMarin Pharmaceutical, Inc.*	6,427	488,966
Guardant Health, Inc.*	4,319	482,778
Mirati Therapeutics, Inc.*	2,259	375,107
Acceleron Pharma, Inc.*	3,213	361,559
Exelixis, Inc.*	14,483	354,109
ACADIA Pharmaceuticals, Inc.*	8,328	343,530
Ionis Pharmaceuticals, Inc.*	7,132	338,413
Ultragenyx Pharmaceutical, Inc.*	3,686	302,952
Iovance Biotherapeutics, Inc.*	8,796	289,564
Arrowhead Pharmaceuticals, Inc.*	6,549	282,000
United Therapeutics Corp.*	2,767	279,467
FibroGen, Inc.*	6,255	257,206
Bluebird Bio, Inc.*	4,627	249,627
PTC Therapeutics, Inc.*	5,098	238,332
BeiGene Ltd. ADR*	759	217,408
Nektar Therapeutics*	12,745	211,440
Inovio Pharmaceuticals, Inc.*,1	15,287	177,329
Ligand Pharmaceuticals, Inc. — Class B*,1	1,788	170,432
Intercept Pharmaceuticals, Inc.*	3,763	156,014
Myriad Genetics, Inc.*	10,706	139,606
Sage Therapeutics, Inc.*	2,204	134,708
Total Biotechnology		18,113,128
Pharmaceuticals - 19.7%
AbbVie, Inc.	19,100	1,672,969
Horizon Therapeutics plc*	7,222	561,005
Sarepta Therapeutics, Inc.*	3,175	445,865
Neurocrine Biosciences, Inc.*	4,102	394,448
Mylan N.V.*	24,205	358,960
PRA Health Sciences, Inc.*	3,397	344,592
Jazz Pharmaceuticals plc*	2,013	287,034
Global Blood Therapeutics, Inc.*	4,560	251,438
Agios Pharmaceuticals, Inc.*	5,730	200,550
Alkermes plc*	11,587	191,997
Total Pharmaceuticals		4,708,858
Healthcare-Products - 2.9%
Bio-Techne Corp.	1,702	421,636
Novocure Ltd.*	2,428	270,261
Total Healthcare-Products		691,897
Healthcare-Services - 1.3%
Syneos Health, Inc.*	5,955	316,568
Total Common Stocks
(Cost $10,719,147)		23,830,451

RIGHTS††† - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.	4,730	–
Total Biotechnology
(Cost $–)		–

SECURITIES LENDING COLLATERAL†,2 - 3.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[3]	786,589	786,589
Total Securities Lending Collateral
(Cost $786,589)		786,589
Total Investments - 102.8%
(Cost $11,505,736)		$24,617,040
Other Assets & Liabilities, net - (2.8)%		(660,789)
Total Net Assets - 100.0%		$23,956,251

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Securities lending collateral — See Note 5.
[3]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,830,451		$—	$—	$23,830,451
Rights	—	*	—	—	—
Securities Lending Collateral	786,589		—	—	786,589
Total Assets	$24,617,040		$—	$—	$24,617,040

*	Security has a market value of $0.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 31.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,691	$376,154
Guggenheim Strategy Fund II1	13,232	330,400
Total Mutual Funds
(Cost $701,387)		706,554

	Face Amount
U.S. TREASURY BILLS†† - 12.3%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$272,000	271,992
Total U.S. Treasury Bills
(Cost $271,991)		271,992

FEDERAL AGENCY NOTES†† - 4.5%
Federal Farm Credit Bank
1.75% due 04/01/21	100,000	100,804
Total Federal Agency Notes
(Cost $100,807)		100,804

FEDERAL AGENCY DISCOUNT NOTES†† - 4.5%
Federal Home Loan Bank
0.09% due 10/07/20[3]	100,000	99,999
Total Federal Agency Discount Notes
(Cost $99,999)		99,999

REPURCHASE AGREEMENTS††,4 - 31.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	384,417	384,417
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	160,005	160,005
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	145,604	145,604
Total Repurchase Agreements
(Cost $690,026)		690,026
Total Investments - 84.2%
(Cost $1,864,210)		$1,869,375
Other Assets & Liabilities, net - 15.8%		351,164
Total Net Assets - 100.0%		$2,220,539

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	26	Oct 2020	$2,271,425	$18,625

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$706,554	$—	$—	$706,554
U.S. Treasury Bills	—	271,992	—	271,992
Federal Agency Notes	—	100,804	—	100,804
Federal Agency Discount Notes	—	99,999	—	99,999
Repurchase Agreements	—	690,026	—	690,026
Commodity Futures Contracts**	18,625	—	—	18,625
Total Assets	$725,179	$1,162,821	$—	$1,888,000

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$750,731	$55,997	$(475,000)	$(4,944)	$3,616	$330,400	13,232	$6,039
Guggenheim Ultra Short Duration Fund — Institutional Class	789,733	431,473	(845,000)	(1,278)	1,226	376,154	37,691	6,510
	$1,540,464	$487,470	$(1,320,000)	$(6,222)	$4,842	$706,554		$12,549

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Food - 37.2%
Mondelez International, Inc. — Class A	9,883	$567,778
General Mills, Inc.	6,465	398,761
Kraft Heinz Co.	12,557	376,082
Hershey Co.	2,413	345,879
Sysco Corp.	5,352	333,001
Kroger Co.	9,539	323,467
McCormick & Company, Inc.	1,658	321,818
Hormel Foods Corp.	6,483	316,954
Kellogg Co.	4,580	295,822
Tyson Foods, Inc. — Class A	4,751	282,589
Conagra Brands, Inc.	7,360	262,826
Campbell Soup Co.	5,040	243,785
JM Smucker Co.	2,009	232,080
Beyond Meat, Inc.*,1	1,236	205,250
Lamb Weston Holdings, Inc.	2,790	184,893
Post Holdings, Inc.*	1,753	150,758
Flowers Foods, Inc.	5,905	143,669
Lancaster Colony Corp.	776	138,749
Ingredion, Inc.	1,771	134,029
US Foods Holding Corp.*	5,748	127,721
Performance Food Group Co.*	3,629	125,636
Grocery Outlet Holding Corp.*	2,958	116,309
Pilgrim's Pride Corp.*	7,575	113,360
Hain Celestial Group, Inc.*	3,302	113,259
Sprouts Farmers Market, Inc.*	4,554	95,315
Simply Good Foods Co.*	4,121	90,868
Hostess Brands, Inc.*	6,290	77,556
Total Food		6,118,214
Beverages - 26.5%
Coca-Cola Co.	18,155	896,312
PepsiCo, Inc.	6,378	883,991
Monster Beverage Corp.*	5,058	405,652
Keurig Dr Pepper, Inc.	13,882	383,143
Constellation Brands, Inc. — Class A	1,976	374,472
Brown-Forman Corp. — Class B	4,823	363,268
Boston Beer Company, Inc. — Class A*	228	201,406
Molson Coors Beverage Co. — Class B	4,914	164,914
Coca-Cola European Partners plc	3,936	152,756
Anheuser-Busch InBev S.A. ADR	2,692	145,045
Diageo plc ADR	1,003	138,073
Fomento Economico Mexicano SAB de CV ADR	2,446	137,441
National Beverage Corp.*,1	1,601	108,884
Total Beverages		4,355,357
Cosmetics & Personal Care - 14.5%
Procter & Gamble Co.	8,365	1,162,651
Estee Lauder Companies, Inc. — Class A	2,550	556,537
Colgate-Palmolive Co.	6,578	507,493
Unilever N.V. — Class Y	2,560	154,624
Total Cosmetics & Personal Care		2,381,305
Agriculture - 11.5%
Philip Morris International, Inc.	8,760	656,912
Altria Group, Inc.	13,396	517,621
Archer-Daniels-Midland Co.	6,693	311,158
British American Tobacco plc ADR	4,250	153,638
Bunge Ltd.	3,345	152,866
Sanderson Farms, Inc.	842	99,331
Total Agriculture		1,891,526
Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	3,008	444,161
Clorox Co.	1,536	322,821
Church & Dwight Company, Inc.	3,219	301,653
Total Household Products & Housewares		1,068,635
Retail - 1.8%
Casey's General Stores, Inc.	894	158,819
Freshpet, Inc.*	1,229	137,218
Total Retail		296,037
Pharmaceuticals - 1.0%
Herbalife Nutrition Ltd.*	3,403	158,750
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	2,570	100,590
Total Common Stocks
(Cost $9,563,718)		16,370,414

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$48,251	48,251
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	20,083	20,083
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	18,276	18,276
Total Repurchase Agreements
(Cost $86,610)		86,610

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	240,663	240,663
Total Securities Lending Collateral
(Cost $240,663)		240,663
Total Investments - 101.6%
(Cost $9,890,991)		$16,697,687
Other Assets & Liabilities, net - (1.6)%		(255,865)
Total Net Assets - 100.0%		$16,441,822

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,370,414	$—	$—	$16,370,414
Repurchase Agreements	—	86,610	—	86,610
Securities Lending Collateral	240,663	—	—	240,663
Total Assets	$16,611,077	$86,610	$—	$16,697,687

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 38.3%
Consumer, Non-cyclical - 8.9%
UnitedHealth Group, Inc.	1,322	$412,160
Amgen, Inc.	1,322	336,000
Johnson & Johnson	1,322	196,819
Procter & Gamble Co.	1,322	183,745
Merck & Company, Inc.	1,322	109,660
Coca-Cola Co.	1,322	65,267
Total Consumer, Non-cyclical		1,303,651
Consumer, Cyclical - 7.3%
Home Depot, Inc.	1,322	367,133
McDonald's Corp.	1,322	290,166
Walmart, Inc.	1,322	184,961
NIKE, Inc. — Class B	1,322	165,964
Walgreens Boots Alliance, Inc.	1,322	47,486
Total Consumer, Cyclical		1,055,710
Technology - 6.8%
salesforce.com, Inc.*	1,322	332,245
Microsoft Corp.	1,322	278,056
International Business Machines Corp.	1,322	160,848
Apple, Inc.	1,322	153,101
Intel Corp.	1,322	68,453
Total Technology		992,703
Financial - 6.4%
Goldman Sachs Group, Inc.	1,322	265,682
Visa, Inc. — Class A	1,322	264,360
Travelers Companies, Inc.	1,322	143,027
American Express Co.	1,322	132,531
JPMorgan Chase & Co.	1,322	127,269
Total Financial		932,869
Industrial - 5.8%
Boeing Co.	1,322	218,474
Honeywell International, Inc.	1,322	217,614
3M Co.	1,322	211,758
Caterpillar, Inc.	1,322	197,176
Total Industrial		845,022
Communications - 2.0%
Walt Disney Co.	1,322	164,034
Verizon Communications, Inc.	1,322	78,646
Cisco Systems, Inc.	1,322	52,073
Total Communications		294,753
Energy - 0.7%
Chevron Corp.	1,322	95,184
Basic Materials - 0.4%
Dow, Inc.	1,322	62,200
Total Common Stocks
(Cost $5,307,101)		5,582,092

MUTUAL FUNDS† - 37.6%
Guggenheim Strategy Fund II1	111,744	2,790,250
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	269,363	2,688,246
Total Mutual Funds
(Cost $5,389,122)		5,478,496

	Face Amount
U.S. TREASURY BILLS†† - 13.2%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	$1,400,000	1,399,900
0.07% due 10/29/20[2,3]	400,000	399,971
0.08% due 10/15/20[3,4]	125,000	124,996
Total U.S. Treasury Bills
(Cost $1,924,884)		1,924,867

REPURCHASE AGREEMENTS††,5 - 3.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	271,979	271,979
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	113,205	113,205
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	103,017	103,017
Total Repurchase Agreements
(Cost $488,201)		488,201
Total Investments - 92.4%
(Cost $13,109,308)		$13,473,656
Other Assets & Liabilities, net - 7.6%		1,115,633
Total Net Assets - 100.0%		$14,589,289

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	10	Dec 2020	$1,382,150	$3,087

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.64% (1 Month USD LIBOR + 0.50%)	At Maturity	11/18/20	368	$10,211,545	$231,033
Barclays Bank plc	Dow Jones Industrial Average Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	432	12,007,859	85,422
						$22,219,404	$316,455

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,582,092	$—	$—	$5,582,092
Mutual Funds	5,478,496	—	—	5,478,496
U.S. Treasury Bills	—	1,924,867	—	1,924,867
Repurchase Agreements	—	488,201	—	488,201
Equity Futures Contracts**	3,087	—	—	3,087
Equity Index Swap Agreements**	—	316,455	—	316,455
Total Assets	$11,063,675	$2,729,523	$—	$13,793,198

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,466,704	$6,443,630	$(8,150,000)	$(41,694)	$71,610	$2,790,250	111,744	$43,882
Guggenheim Ultra Short Duration Fund — Institutional Class	5,476,105	8,939,003	(11,750,000)	(15,335)	38,473	2,688,246	269,363	39,259
	$9,942,809	$15,382,633	$(19,900,000)	$(57,029)	$110,083	$5,478,496		$83,141

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.5%
NVIDIA Corp.	1,470	$795,593
Intel Corp.	12,127	627,936
Broadcom, Inc.	1,388	505,676
QUALCOMM, Inc.	4,126	485,548
Texas Instruments, Inc.	3,359	479,632
Advanced Micro Devices, Inc.*	5,167	423,642
Applied Materials, Inc.	5,314	315,917
Lam Research Corp.	911	302,224
Micron Technology, Inc.*	6,108	286,832
Analog Devices, Inc.	2,359	275,390
KLA Corp.	1,225	237,331
Marvell Technology Group Ltd.	5,442	216,047
Xilinx, Inc.	2,056	214,317
Skyworks Solutions, Inc.	1,459	212,284
Microchip Technology, Inc.	2,059	211,583
NXP Semiconductor N.V.	1,615	201,568
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,418	196,027
Maxim Integrated Products, Inc.	2,636	178,220
ASML Holding N.V. — Class G1	437	161,371
Qorvo, Inc.*	1,227	158,295
Monolithic Power Systems, Inc.	554	154,904
Teradyne, Inc.	1,912	151,928
Entegris, Inc.	1,855	137,901
ON Semiconductor Corp.*	5,730	124,284
Cree, Inc.*	1,755	111,864
STMicroelectronics N.V. — Class Y	3,533	108,428
Inphi Corp.*	916	102,821
MKS Instruments, Inc.	935	102,130
Cirrus Logic, Inc.*	1,289	86,943
Silicon Laboratories, Inc.*	884	86,499
Cabot Microelectronics Corp.	590	84,258
Lattice Semiconductor Corp.*	2,900	83,984
Semtech Corp.*	1,484	78,593
Brooks Automation, Inc.	1,688	78,087
Power Integrations, Inc.	1,399	77,505
Diodes, Inc.*	1,347	76,038
Synaptics, Inc.*	852	68,518
MACOM Technology Solutions Holdings, Inc.*	1,891	64,313
FormFactor, Inc.*	2,339	58,311
Ambarella, Inc.*	1,083	56,511
Total Semiconductors		8,379,253
Energy-Alternate Sources - 4.8%
SolarEdge Technologies, Inc.*	675	160,886
Enphase Energy, Inc.*	1,889	156,012
First Solar, Inc.*	1,799	119,094
Total Energy-Alternate Sources		435,992
Electrical Components & Equipment - 1.4%
Universal Display Corp.	702	126,879
Electronics - 0.8%
Advanced Energy Industries, Inc.*	1,054	66,339
Total Common Stocks
(Cost $3,028,995)		9,008,463

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$37,578	37,578
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	15,641	15,641
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	14,233	14,233
Total Repurchase Agreements
(Cost $67,452)		67,452

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	120,173	120,173
Total Securities Lending Collateral
(Cost $120,173)		120,173
Total Investments - 101.5%
(Cost $3,216,620)		$9,196,088
Other Assets & Liabilities, net - (1.5)%		(136,903)
Total Net Assets - 100.0%		$9,059,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,008,463	$—	$—	$9,008,463
Repurchase Agreements	—	67,452	—	67,452
Securities Lending Collateral	120,173	—	—	120,173
Total Assets	$9,128,636	$67,452	$—	$9,196,088

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.0%
Oil & Gas - 65.9%
Exxon Mobil Corp.	10,666	$366,164
Chevron Corp.	4,902	352,944
ConocoPhillips	5,420	177,993
Phillips 66	2,716	140,797
EOG Resources, Inc.	3,776	135,709
Marathon Petroleum Corp.	4,556	133,673
Valero Energy Corp.	2,912	126,148
Pioneer Natural Resources Co.	1,315	113,077
Hess Corp.	2,655	108,669
Concho Resources, Inc.	2,026	89,387
Occidental Petroleum Corp.	8,847	88,559
Cabot Oil & Gas Corp. — Class A	4,557	79,110
BP plc ADR	4,343	75,829
Petroleo Brasileiro S.A. ADR	9,506	67,683
Royal Dutch Shell plc — Class A ADR	2,665	67,078
Diamondback Energy, Inc.	2,151	64,788
Suncor Energy, Inc.	5,119	62,605
Noble Energy, Inc.	7,257	62,047
Continental Resources, Inc.[1]	4,929	60,528
Parsley Energy, Inc. — Class A	6,386	59,773
Devon Energy Corp.	6,194	58,595
Canadian Natural Resources Ltd.	3,641	58,292
Equities Corp.	4,248	54,927
Equinor ASA ADR	3,893	54,736
HollyFrontier Corp.	2,735	53,907
Apache Corp.	5,577	52,814
Cimarex Energy Co.	1,992	48,465
Helmerich & Payne, Inc.	2,575	37,724
PDC Energy, Inc.*	3,001	37,197
Murphy Oil Corp.[1]	3,862	34,449
CVR Energy, Inc.	2,694	33,352
Delek US Holdings, Inc.	2,515	27,992
PBF Energy, Inc. — Class A	4,160	23,670
Chesapeake Energy Corp.*,1	1,410	5,739
Total Oil & Gas		3,014,420
Pipelines - 17.4%
Kinder Morgan, Inc.	13,160	162,263
Williams Companies, Inc.	7,269	142,836
ONEOK, Inc.	4,014	104,284
Cheniere Energy, Inc.*	2,239	103,598
Enbridge, Inc.	2,356	68,795
Targa Resources Corp.	4,485	62,925
TC Energy Corp.	1,496	62,862
Equitrans Midstream Corp.	6,961	58,890
Plains GP Holdings, LP — Class A*	5,105	31,089
Total Pipelines		797,542
Oil & Gas Services - 11.7%
Schlumberger Ltd.	8,624	134,189
Baker Hughes Co.	8,269	109,895
Halliburton Co.	7,829	94,339
TechnipFMC plc	9,089	57,352
National Oilwell Varco, Inc.	5,792	52,476
Core Laboratories N.V.	3,276	49,992
ChampionX Corp.*	4,645	37,114
Total Oil & Gas Services		535,357
Transportation - 1.7%
Scorpio Tankers, Inc.	4,642	51,387
Golar LNG Ltd.*	4,649	28,150
Total Transportation		79,537
Metal Fabricate & Hardware - 1.2%
Tenaris S.A. ADR	5,445	53,633
Energy-Alternate Sources - 1.1%
Renewable Energy Group, Inc.*	915	48,879
Total Common Stocks
(Cost $3,329,220)		4,529,368
WARRANTS† - 0.0%
Occidental Petroleum Corp.
$22.00, 07/06/27	1	3
Total Warrants
(Cost $–)		3

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$34,780	34,780
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	14,476	14,476
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	13,174	13,174
Total Repurchase Agreements
(Cost $62,430)		62,430

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	67,383	67,383
Total Securities Lending Collateral
(Cost $67,383)		67,383
Total Investments - 101.9%
(Cost $3,459,033)		$4,659,184
Other Assets & Liabilities, net - (1.9)%		(84,589)
Total Net Assets - 100.0%		$4,574,595

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,529,368	$—	$—	$4,529,368
Warrants	3	—	—	3
Repurchase Agreements	—	62,430	—	62,430
Securities Lending Collateral	67,383	—	—	67,383
Total Assets	$4,596,754	$62,430	$—	$4,659,184

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 74.3%
Schlumberger Ltd.	23,479	$365,333
Baker Hughes Co.	22,515	299,224
Halliburton Co.	21,316	256,858
National Oilwell Varco, Inc.	15,769	142,867
TechnipFMC plc	17,966	113,365
ChampionX Corp.*	13,852	110,677
Dril-Quip, Inc.*	3,684	91,216
Liberty Oilfield Services, Inc. — Class A	10,817	86,428
Archrock, Inc.	16,007	86,118
DMC Global, Inc.	2,083	68,614
RPC, Inc.*	25,765	68,020
Core Laboratories N.V.	4,430	67,602
Oceaneering International, Inc.*	15,563	54,782
Solaris Oilfield Infrastructure, Inc. — Class A	8,052	51,050
Matrix Service Co.*	5,503	45,950
Oil States International, Inc.*	13,180	35,981
Total Oil & Gas Services		1,944,085
Oil & Gas - 10.8%
Helmerich & Payne, Inc.	8,063	118,123
Patterson-UTI Energy, Inc.	23,270	66,319
ProPetro Holding Corp.*	14,281	57,981
Nabors Industries Ltd.[1]	1,593	38,933
Total Oil & Gas		281,356
Transportation - 7.0%
SEACOR Holdings, Inc.*	2,607	75,812
Bristow Group, Inc.*	2,821	59,946
Tidewater, Inc.*	6,756	45,333
Total Transportation		181,091
Machinery-Diversified - 4.5%
Cactus, Inc. — Class A	6,094	116,944
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	7,950	78,307
Total Common Stocks
(Cost $2,381,551)		2,601,783

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$13,682	13,682
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	5,695	5,695
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	5,183	5,183
Total Repurchase Agreements
(Cost $24,560)		24,560

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	32,651	32,651
Total Securities Lending Collateral
(Cost $32,651)		32,651
Total Investments - 101.7%
(Cost $2,438,762)		$2,658,994
Other Assets & Liabilities, net - (1.7)%		(43,814)
Total Net Assets - 100.0%		$2,615,180

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,601,783	$—	$—	$2,601,783
Repurchase Agreements	—	24,560	—	24,560
Securities Lending Collateral	32,651	—	—	32,651
Total Assets	$2,634,434	$24,560	$—	$2,658,994

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 9.0%
Consumer, Non-cyclical - 4.2%
Nestle S.A. ADR	109	$12,999
Roche Holding AG ADR	212	9,076
Novartis AG ADR	93	8,087
AstraZeneca plc ADR	99	5,425
Novo Nordisk A/S ADR	64	4,443
Sanofi ADR	86	4,315
GlaxoSmithKline plc ADR	94	3,538
Unilever N.V. — Class Y	52	3,140
British American Tobacco plc ADR	86	3,109
Diageo plc ADR	22	3,029
L'Oreal S.A. ADR	46	2,997
Unilever plc ADR	44	2,714
Reckitt Benckiser Group plc ADR	138	2,712
Bayer AG ADR	148	2,213
Adyen N.V. ADR*	51	1,890
Anheuser-Busch InBev S.A. ADR[1]	32	1,724
RELX plc ADR	74	1,655
Total Consumer, Non-cyclical		73,066
Financial - 0.9%
HSBC Holdings plc ADR	156	3,054
Allianz SE ADR	158	3,026
Zurich Insurance Group AG ADR	57	1,986
BNP Paribas S.A. ADR*	87	1,590
UBS Group AG	135	1,505
AXA S.A. ADR	78	1,445
Prudential plc ADR[1]	49	1,401
Intesa Sanpaolo SpA ADR*	113	1,275
Total Financial		15,282
Basic Materials - 0.8%
Linde plc	21	5,001
Air Liquide S.A. ADR	89	2,831
Rio Tinto plc ADR	40	2,416
BASF SE ADR	139	2,125
BHP Group plc ADR	38	1,621
Total Basic Materials		13,994
Industrial - 0.8%
Siemens AG ADR[1]	57	3,970
Schneider Electric SE ADR	104	2,591
ABB Ltd. ADR	72	1,832
Vinci S.A. ADR	85	1,780
Airbus SE ADR*,1	88	1,595
Safran S.A. ADR*	53	1,313
Total Industrial		13,081
Technology - 0.7%
SAP SE ADR[1]	41	6,388
ASML Holding N.V. — Class G1	16	5,908
Total Technology		12,296
Consumer, Cyclical - 0.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	50	4,712
adidas AG ADR*	14	2,284
Kering S.A. ADR	28	1,863
Daimler AG ADR	127	1,694
Total Consumer, Cyclical		10,553
Energy - 0.4%
TOTAL SE ADR	100	3,430
BP plc ADR	127	2,217
Royal Dutch Shell plc — Class A ADR	77	1,938
Total Energy		7,585
Utilities - 0.4%
Iberdrola S.A. ADR	54	2,673
Enel SpA ADR	294	2,528
National Grid plc ADR	27	1,560
Total Utilities		6,761
Communications - 0.2%
Deutsche Telekom AG ADR[1]	122	2,056
Vodafone Group plc ADR	100	1,342
Total Communications		3,398
Total Common Stocks
(Cost $116,165)		156,016

MUTUAL FUNDS† - 38.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	34,273	342,049
Guggenheim Strategy Fund II2	13,104	327,209
Total Mutual Funds
(Cost $664,519)		669,258

	Face Amount
U.S. TREASURY BILLS†† - 18.3%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$317,000	316,991
Total U.S. Treasury Bills
(Cost $316,990)		316,991

REPURCHASE AGREEMENTS††,5 - 35.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	339,151	339,151
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	141,164	141,164
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	128,460	128,460
Total Repurchase Agreements
(Cost $608,775)		608,775

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[7]	17,594	17,594
Total Securities Lending Collateral
(Cost $17,594)		17,594
Total Investments - 102.0%
(Cost $1,724,043)		$1,768,634
Other Assets & Liabilities, net - (2.0)%		(35,026)
Total Net Assets - 100.0%		$1,733,608

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	14	Dec 2020	$2,054,675	$(13,329)
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	59	Dec 2020	1,999,191	(74,753)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$156,016	$—	$—	$156,016
Mutual Funds	669,258	—	—	669,258
U.S. Treasury Bills	—	316,991	—	316,991
Repurchase Agreements	—	608,775	—	608,775
Securities Lending Collateral	17,594	—	—	17,594
Total Assets	$842,868	$925,766	$—	$1,768,634

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$13,329	$—	$—	$13,329
Equity Futures Contracts**	74,753	—	—	74,753
Total Liabilities	$88,082	$—	$—	$88,082

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,040,436	$735,779	$(1,447,000)	$(7,782)	$5,776	$327,209	13,104	$5,838
Guggenheim Ultra Short Duration Fund — Institutional Class	909,864	805,590	(1,375,000)	(921)	2,516	342,049	34,273	5,632
	$1,950,300	$1,541,369	$(2,822,000)	$(8,703)	$8,292	$669,258		$11,470

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 29.6%
American Tower Corp. — Class A	354	$85,572
Equinix, Inc.	96	72,973
Prologis, Inc.	708	71,239
Crown Castle International Corp.	416	69,264
Public Storage	239	53,230
SBA Communications Corp.	165	52,549
Digital Realty Trust, Inc.	356	52,247
Sun Communities, Inc.	282	39,652
Welltower, Inc.	705	38,838
Weyerhaeuser Co.	1,335	38,074
Realty Income Corp.	613	37,240
Alexandria Real Estate Equities, Inc.	227	36,320
AvalonBay Communities, Inc.	242	36,140
Simon Property Group, Inc.	543	35,121
Equity Residential	675	34,648
Invitation Homes, Inc.	1,154	32,300
Ventas, Inc.	764	32,057
Healthpeak Properties, Inc.	1,147	31,141
Extra Space Storage, Inc.	290	31,027
Duke Realty Corp.	827	30,516
Mid-America Apartment Communities, Inc.	260	30,147
Essex Property Trust, Inc.	147	29,516
VICI Properties, Inc.	1,227	28,675
Boston Properties, Inc.	344	27,623
WP Carey, Inc.	417	27,172
Equity LifeStyle Properties, Inc.	440	26,972
Medical Properties Trust, Inc.	1,442	25,422
UDR, Inc.	757	24,686
American Homes 4 Rent — Class A	863	24,578
Gaming and Leisure Properties, Inc.	651	24,053
Camden Property Trust	264	23,491
CyrusOne, Inc.	326	22,830
Americold Realty Trust	638	22,809
AGNC Investment Corp.	1,599	22,242
Iron Mountain, Inc.	830	22,236
Host Hotels & Resorts, Inc.	2,051	22,130
STORE Capital Corp.	774	21,231
Omega Healthcare Investors, Inc.	687	20,569
CubeSmart	636	20,549
Vornado Realty Trust	595	20,057
Lamar Advertising Co. — Class A	303	20,050
Regency Centers Corp.	525	19,961
National Retail Properties, Inc.	570	19,671
Kilroy Realty Corp.	370	19,225
Apartment Investment and Management Co. — Class A	541	18,243
Federal Realty Investment Trust	240	17,626
STAG Industrial, Inc.	570	17,379
Kimco Realty Corp.	1,518	17,093
Douglas Emmett, Inc.	672	16,867
Cousins Properties, Inc.	583	16,668
SL Green Realty Corp.[1]	311	14,421
Brixmor Property Group, Inc.	1,233	14,414
Sabra Health Care REIT, Inc.	944	13,013
Park Hotels & Resorts, Inc.	1,195	11,938
Taubman Centers, Inc.	335	11,152
Macerich Co.[1]	1,134	7,700
Total REITS		1,652,557
Banks - 24.6%
JPMorgan Chase & Co.	1,450	139,592
Bank of America Corp.	4,823	116,186
Wells Fargo & Co.	3,365	79,111
Citigroup, Inc.	1,767	76,175
Morgan Stanley	1,466	70,881
Goldman Sachs Group, Inc.	350	70,339
U.S. Bancorp	1,646	59,009
Truist Financial Corp.	1,534	58,369
PNC Financial Services Group, Inc.	509	55,944
Bank of New York Mellon Corp.	1,295	44,470
State Street Corp.	621	36,844
First Republic Bank	323	35,226
Northern Trust Corp.	407	31,734
Fifth Third Bancorp	1,483	31,618
HDFC Bank Ltd. ADR*	606	30,276
SVB Financial Group*	122	29,356
HSBC Holdings plc ADR	1,435	28,097
ICICI Bank Ltd. ADR*	2,849	28,006
KeyCorp	2,281	27,212
Toronto-Dominion Bank	585	27,050
Regions Financial Corp.	2,324	26,796
M&T Bank Corp.	288	26,522
Citizens Financial Group, Inc.	1,028	25,988
Popular, Inc.	688	24,954
Huntington Bancshares, Inc.	2,658	24,374
Commerce Bancshares, Inc.	361	20,321
First Horizon National Corp.	1,961	18,492
Comerica, Inc.	480	18,360
Zions Bancorp North America	592	17,298
Signature Bank	208	17,262
East West Bancorp, Inc.	521	17,058
TCF Financial Corp.	643	15,020
Synovus Financial Corp.	666	14,099
Wintrust Financial Corp.	311	12,456
PacWest Bancorp	671	11,461
Texas Capital Bancshares, Inc.*	324	10,086
Total Banks		1,376,042
Insurance - 22.4%
Berkshire Hathaway, Inc. — Class B*	863	183,767
Marsh & McLennan Companies, Inc.	542	62,167
Progressive Corp.	645	61,062
Aon plc — Class A	290	59,827
Chubb Ltd.	466	54,112
Willis Towers Watson plc	239	49,908
MetLife, Inc.	1,215	45,162
Allstate Corp.	477	44,905
Travelers Companies, Inc.	385	41,653
Aflac, Inc.	1,119	40,676
Prudential Financial, Inc.	639	40,589
American International Group, Inc.	1,447	39,836
Arthur J Gallagher & Co.	347	36,636
Arch Capital Group Ltd.*	1,070	31,298

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 22.4% (continued)
Cincinnati Financial Corp.	384	$29,940
Hartford Financial Services Group, Inc.	810	29,857
Brown & Brown, Inc.	653	29,561
Everest Re Group Ltd.	148	29,236
Markel Corp.*	30	29,211
RenaissanceRe Holdings Ltd.	170	28,856
Erie Indemnity Co. — Class A	136	28,598
Fidelity National Financial, Inc.	905	28,336
Principal Financial Group, Inc.	674	27,142
Athene Holding Ltd. — Class A*	759	25,867
Loews Corp.	714	24,812
Assurant, Inc.	191	23,170
Equitable Holdings, Inc.	1,260	22,982
Reinsurance Group of America, Inc. — Class A	220	20,942
Voya Financial, Inc.	422	20,226
Lincoln National Corp.	631	19,769
Unum Group	864	14,541
Brighthouse Financial, Inc.*	466	12,540
eHealth, Inc.*	157	12,403
Total Insurance		1,249,587
Diversified Financial Services - 12.9%
BlackRock, Inc. — Class A	140	78,897
American Express Co.	722	72,380
CME Group, Inc. — Class A	375	62,741
Intercontinental Exchange, Inc.	607	60,730
Charles Schwab Corp.	1,559	56,483
Capital One Financial Corp.	639	45,919
T. Rowe Price Group, Inc.	345	44,236
Nasdaq, Inc.	300	36,813
Ameriprise Financial, Inc.	235	36,216
Discover Financial Services	581	33,570
Synchrony Financial	1,195	31,273
Franklin Resources, Inc.	1,260	25,641
Raymond James Financial, Inc.	351	25,539
Cboe Global Markets, Inc.	285	25,006
Ally Financial, Inc.	979	24,543
SEI Investments Co.	460	23,331
LPL Financial Holdings, Inc.	265	20,318
Invesco Ltd.	1,642	18,735
Total Diversified Financial Services		722,371
Private Equity - 3.5%
Blackstone Group, Inc. — Class A	1,262	65,876
KKR & Company, Inc. — Class A	1,284	44,093
Apollo Global Management, Inc.	818	36,606
Brookfield Asset Management, Inc. — Class A	802	26,514
Carlyle Group, Inc.	990	24,423
Total Private Equity		197,512
Commercial Services - 3.3%
S&P Global, Inc.	227	81,856
Moody's Corp.	221	64,057
MarketAxess Holdings, Inc.	83	39,972
Total Commercial Services		185,885
Internet - 1.2%
TD Ameritrade Holding Corp.	973	38,093
E*TRADE Financial Corp.	553	27,678
Total Internet		65,771
Software - 0.9%
MSCI, Inc. — Class A	136	48,522
Savings & Loans - 0.6%
People's United Financial, Inc.	1,627	16,774
New York Community Bancorp, Inc.	1,848	15,283
Total Savings & Loans		32,057
Media - 0.5%
FactSet Research Systems, Inc.	89	29,804
Total Common Stocks
(Cost $2,791,835)		5,560,108

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$21,244	21,244
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	8,842	8,842
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	8,046	8,046
Total Repurchase Agreements
(Cost $38,132)		38,132

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	17,230	17,230
Total Securities Lending Collateral
(Cost $17,230)		17,230
Total Investments - 100.5%
(Cost $2,847,197)		$5,615,470
Other Assets & Liabilities, net - (0.5)%		(29,077)
Total Net Assets - 100.0%		$5,586,393

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,560,108	$—	$—	$5,560,108
Repurchase Agreements	—	38,132	—	38,132
Securities Lending Collateral	17,230	—	—	17,230
Total Assets	$5,577,338	$38,132	$—	$5,615,470

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 54.9%
Guggenheim Variable Insurance Strategy Fund III[1]	211,001	$5,275,027
Guggenheim Strategy Fund III[1]	95,132	2,384,954
Guggenheim Strategy Fund II1	4,462	111,426
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,187	71,727
Total Mutual Funds
(Cost $7,795,215)		7,843,134

	Face Amount
U.S. TREASURY BILLS†† - 11.2%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$1,597,000	1,596,952
Total U.S. Treasury Bills
(Cost $1,596,948)		1,596,952

REPURCHASE AGREEMENTS††,4 - 34.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	2,720,754	2,720,754
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,132,453	1,132,453
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,030,533	1,030,533
Total Repurchase Agreements
(Cost $4,883,740)		4,883,740
Total Investments - 100.3%
(Cost $14,275,903)		$14,323,826
Other Assets & Liabilities, net - (0.3)%		(36,942)
Total Net Assets - 100.0%		$14,286,884

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2020	$456,100	$25,434
CBOE Volatility Index Futures Contracts	23	Mar 2021	661,250	24,785
S&P 500 Index Mini Futures Contracts	3	Dec 2020	502,462	12,185
MSCI Taiwan Stock Index Futures Contracts	10	Oct 2020	497,000	5,172
CBOE Volatility Index Futures Contracts	3	Dec 2020	92,250	1,369
MSCI Emerging Markets Index Futures Contracts	2	Dec 2020	108,840	177
Tokyo Stock Price Index Futures Contracts	1	Dec 2020	155,093	114
MSCI EAFE Index Futures Contracts	1	Dec 2020	92,660	23
CBOE Volatility Index Futures Contracts	3	Jan 2021	89,250	(15)
CBOE Volatility Index Futures Contracts	8	Feb 2021	234,000	(821)
DAX Index Futures Contracts	1	Dec 2020	373,226	(1,389)
FTSE/JSE TOP 40 Index Futures Contracts††	2	Dec 2020	59,900	(1,646)
			$3,322,031	$65,388

Interest Rate Futures Contracts Purchased†
Australian Government 3 Year Bond Futures Contracts	189	Dec 2020	$15,868,638	$28,508
Australian Government 10 Year Bond Futures Contracts	39	Dec 2020	4,158,306	18,947
U.S. Treasury 2 Year Note Futures Contracts	101	Dec 2020	22,314,687	5,496
U.S. Treasury 5 Year Note Futures Contracts	54	Dec 2020	6,804,000	3,315
Euro - OATS Futures Contracts††	14	Dec 2020	2,766,995	2,742
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2020	221,438	2,217
U.S. Treasury 10 Year Note Futures Contracts	54	Dec 2020	7,533,000	1,322
Canadian Government 10 Year Bond Futures Contracts	4	Dec 2020	456,166	140
Euro - 30 year Bond Futures Contracts	1	Dec 2020	261,201	(256)
U.S. Treasury Long Bond Futures Contracts	6	Dec 2020	1,056,750	(3,399)
			$61,441,181	$59,032

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	70	Jun 2021	$1,007,440	$33,027
Soybean Futures Contracts	9	Nov 2020	459,900	16,602
Gold 100 oz. Futures Contracts	3	Dec 2020	567,450	15,569
Gasoline RBOB Futures Contracts	7	Nov 2020	340,775	3,531
NY Harbor ULSD Futures Contracts	4	Oct 2020	192,814	3,319
Brent Crude Futures Contracts	3	Oct 2020	126,240	2,876
Soybean Meal Futures Contracts	20	Mar 2021	676,600	1,630
Copper Futures Contracts	4	Dec 2020	302,350	769
WTI Crude Futures Contracts	1	Nov 2020	39,970	257
Cattle Feeder Futures Contracts	1	Jan 2021	70,725	(3)
Cotton #2 Futures Contracts	1	Dec 2020	32,915	(18)
Live Cattle Futures Contracts	7	Dec 2020	314,300	(219)
LME Zinc Futures Contracts	2	Nov 2020	119,850	(1,054)
Platinum Futures Contracts	1	Jan 2021	45,085	(1,265)
Natural Gas Futures Contracts	20	Dec 2020	655,000	(13,031)
Silver Futures Contracts	1	Dec 2020	116,775	(14,123)
			$5,068,189	$47,867

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	13	Dec 2020	$1,541,800	$3,508
Australian Dollar Futures Contracts	11	Dec 2020	787,600	(6,379)
New Zealand Dollar Futures Contracts	17	Dec 2020	1,124,550	(9,520)
Euro FX Futures Contracts	13	Dec 2020	1,907,913	(16,317)
Canadian Dollar Futures Contracts	27	Dec 2020	2,027,970	(17,324)
British Pound Futures Contracts	16	Dec 2020	1,290,900	(31,677)
			$8,680,733	$(77,709)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	27	Dec 2020	$3,671,325	$41,582
Mexican Peso Futures Contracts	3	Dec 2020	67,185	(893)
			$3,738,510	$40,689

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	7	Oct 2020	$211,750	$7,117
FTSE 100 Index Futures Contracts	3	Dec 2020	225,664	6,183
IBEX 35 Index Futures Contracts††	3	Oct 2020	235,641	6,080
Euro STOXX 50 Index Futures Contracts	1	Dec 2020	37,321	1,154
CAC 40 10 Euro Index Futures Contracts	1	Oct 2020	56,328	521
SPI 200 Index Futures Contracts	1	Dec 2020	104,110	439
HSCEI Index Futures Contracts††	1	Oct 2020	61,248	(100)
Hang Seng Index Futures Contracts††	2	Oct 2020	306,505	(709)
CBOE Volatility Index Futures Contracts	11	Nov 2020	358,600	(9,897)
			$1,597,167	$10,788

Interest Rate Futures Contracts Sold Short†
Euro - BTP Italian Government Bond Futures Contracts††	7	Dec 2020	$1,212,151	$258
Euro - Bobl Futures Contracts	2	Dec 2020	317,077	43
Long Gilt Futures Contracts††	4	Dec 2020	702,521	(66)
Euro - Schatz Futures Contracts	42	Dec 2020	5,531,281	(910)
Euro - Bund Futures Contracts	13	Dec 2020	2,660,533	(6,168)
			$10,423,563	$(6,843)

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	4	Oct 2020	$101,560	$10,190
Coffee 'C' Futures Contracts	3	Dec 2020	124,706	2,409
Live Cattle Futures Contracts	13	Apr 2021	611,260	2,281
Soybean Oil Futures Contracts	2	Dec 2020	39,804	901

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
LME Primary Aluminum Futures Contracts	2	Nov 2020	$87,603	$129
Natural Gas Futures Contracts	15	Nov 2020	468,750	(818)
Oat Futures Contracts	2	Dec 2020	28,600	(1,782)
Brent Crude Futures Contracts	5	Dec 2020	214,700	(2,106)
Soybean Meal Futures Contracts	14	Dec 2020	479,640	(2,282)
Gasoline RBOB Futures Contracts	1	Oct 2020	49,371	(2,909)
Gasoline RBOB Futures Contracts	8	Dec 2020	389,189	(2,983)
Red Spring Wheat Futures Contracts	3	Dec 2020	80,850	(3,258)
Wheat Futures Contracts	4	Dec 2020	115,600	(3,725)
Low Sulphur Gas Oil Futures Contracts	10	Nov 2020	337,750	(3,898)
Hard Red Winter Wheat Futures Contracts	3	Dec 2020	76,387	(5,140)
WTI Crude Futures Contracts	5	Dec 2020	202,700	(6,013)
NY Harbor ULSD Futures Contracts	12	Dec 2020	592,603	(6,053)
Lean Hogs Futures Contracts	3	Dec 2020	75,840	(8,049)
Corn Futures Contracts	19	Dec 2020	360,050	(18,700)
Sugar #11 Futures Contracts	45	Feb 2021	678,384	(22,174)
			$5,115,347	$(73,980)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,843,134	$—	$—	$7,843,134
U.S. Treasury Bills	—	1,596,952	—	1,596,952
Repurchase Agreements	—	4,883,740	—	4,883,740
Commodity Futures Contracts**	93,490	—	—	93,490
Equity Futures Contracts**	84,673	6,080	—	90,753
Interest Rate Futures Contracts**	59,988	3,000	—	62,988
Currency Futures Contracts**	45,090	—	—	45,090
Total Assets	$8,126,375	$6,489,772	$—	$14,616,147

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$119,603	$—	$—	$119,603
Currency Futures Contracts**	82,110	—	—	82,110
Equity Futures Contracts**	12,122	2,455	—	14,577
Interest Rate Futures Contracts**	10,733	66	—	10,799
Total Liabilities	$224,568	$2,521	$—	$227,089

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,771,464	$10,731	$(1,625,000)	$(50,862)	$5,093	$111,426	4,462	$10,831
Guggenheim Strategy Fund III	2,318,911	32,696	–	–	33,347	2,384,954	95,132	32,810
Guggenheim Ultra Short Duration Fund — Institutional Class	2,853,202	15,198	(2,740,000)	(58,583)	1,910	71,727	7,187	15,330
Guggenheim Variable Insurance Strategy Fund III	5,151,929	72,138	–	–	50,960	5,275,027	211,001	72,430
	$12,095,506	$130,763	$(4,365,000)	$(109,445)	$91,310	$7,843,134		$131,401

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 18.0%
Guggenheim Strategy Fund II1	79,399	$1,982,583
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	198,374	1,979,772
Total Mutual Funds
(Cost $3,890,736)		3,962,355

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 48.1%
U.S. Treasury Bonds
1.38% due 08/15/50	$10,800,000	10,568,812
Total U.S. Government Securities
(Cost $10,678,674)		10,568,812

FEDERAL AGENCY NOTES†† - 2.4%
Federal Farm Credit Bank
2.00% due 10/02/24	305,000	305,016
Federal Home Loan Bank
2.63% due 10/01/20	220,000	220,000
Total Federal Agency Notes
(Cost $525,031)		525,016

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	473,000	472,986
Total U.S. Treasury Bills
(Cost $472,984)		472,986

FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Federal Home Loan Bank
0.09% due 10/07/20[3]	300,000	299,996
Total Federal Agency Discount Notes
(Cost $299,996)		299,996

REPURCHASE AGREEMENTS††,4 - 25.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	3,111,106	3,111,106
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,294,929	1,294,929
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,178,385	1,178,385
Total Repurchase Agreements
(Cost $5,584,420)		5,584,420
Total Investments - 97.5%
(Cost $21,451,841)		$21,413,585
Other Assets & Liabilities, net - 2.5%		544,432
Total Net Assets - 100.0%		$21,958,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	88	Dec 2020	$19,486,500	$(189,311)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,962,355	$—	$—	$3,962,355
U.S. Government Securities	—	10,568,812	—	10,568,812
Federal Agency Notes	—	525,016	—	525,016
U.S. Treasury Bills	—	472,986	—	472,986
Federal Agency Discount Notes	—	299,996	—	299,996
Repurchase Agreements	—	5,584,420	—	5,584,420
Total Assets	$3,962,355	$17,451,230	$—	$21,413,585

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$189,311	$—	$—	$189,311

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,115,601	$7,606,946	$(6,780,000)	$(5,698)	$45,734	$1,982,583	79,399	$27,008
Guggenheim Ultra Short Duration Fund — Institutional Class	1,233,472	10,729,593	(10,000,000)	(11,887)	28,594	1,979,772	198,374	29,651
	$2,349,073	$18,336,539	$(16,780,000)	$(17,585)	$74,328	$3,962,355		$56,659

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 31.7%
Johnson & Johnson	4,093	$609,366
Pfizer, Inc.	11,833	434,271
Merck & Company, Inc.	5,235	434,243
AbbVie, Inc.	4,280	374,885
Bristol-Myers Squibb Co.	5,938	358,002
Eli Lilly & Co.	2,401	355,396
Zoetis, Inc.	1,663	275,010
CVS Health Corp.	4,524	264,202
Becton Dickinson and Co.	1,086	252,691
Cigna Corp.	1,419	240,393
DexCom, Inc.*	483	199,107
McKesson Corp.	1,001	149,079
AmerisourceBergen Corp. — Class A	1,400	135,688
Horizon Therapeutics plc*	1,618	125,686
AstraZeneca plc ADR	2,183	119,629
Jazz Pharmaceuticals plc*	824	117,494
Cardinal Health, Inc.	2,394	112,398
Elanco Animal Health, Inc.*	4,007	111,916
GlaxoSmithKline plc ADR	2,947	110,925
Novartis AG ADR	1,254	109,048
Novo Nordisk A/S ADR	1,489	103,381
Sarepta Therapeutics, Inc.*	711	99,846
GW Pharmaceuticals plc ADR*,1	930	90,536
Alkermes plc*	5,395	89,395
Neurocrine Biosciences, Inc.*	919	88,371
Canopy Growth Corp.*,1	5,938	85,032
Mylan N.V.*	5,423	80,423
PRA Health Sciences, Inc.*	762	77,297
Bausch Health Companies, Inc.*	4,291	66,682
Global Blood Therapeutics, Inc.*	1,021	56,298
Total Pharmaceuticals		5,726,690
Healthcare-Products - 29.2%
Abbott Laboratories	3,907	425,199
Thermo Fisher Scientific, Inc.	923	407,523
Danaher Corp.	1,783	383,933
Intuitive Surgical, Inc.*	404	286,654
Stryker Corp.	1,297	270,256
Medtronic plc	2,435	253,045
Boston Scientific Corp.*	5,825	222,573
Edwards Lifesciences Corp.*	2,630	209,927
Baxter International, Inc.	2,381	191,480
IDEXX Laboratories, Inc.*	479	188,300
Zimmer Biomet Holdings, Inc.	1,173	159,692
Align Technology, Inc.*	472	154,514
ResMed, Inc.	885	151,716
West Pharmaceutical Services, Inc.	506	139,099
Hologic, Inc.*	1,912	127,091
Cooper Companies, Inc.	374	126,083
Insulet Corp.*	522	123,500
Teleflex, Inc.	358	121,870
Varian Medical Systems, Inc.*	699	120,228
STERIS plc	676	119,104
Novocure Ltd.*	1,023	113,870
Masimo Corp.*	476	112,365
ABIOMED, Inc.*	388	107,499
Wright Medical Group N.V.*	3,517	107,409
Quidel Corp.*	469	102,889
Bio-Techne Corp.	381	94,385
Dentsply Sirona, Inc.	2,055	89,865
Henry Schein, Inc.*	1,468	86,289
Repligen Corp.*	581	85,721
Tandem Diabetes Care, Inc.*	733	83,196
Envista Holdings Corp.*	2,398	59,183
NuVasive, Inc.*	964	46,821
Total Healthcare-Products		5,271,279
Biotechnology - 20.1%
Amgen, Inc.	1,480	376,157
Gilead Sciences, Inc.	4,250	268,558
Vertex Pharmaceuticals, Inc.*	937	254,977
Regeneron Pharmaceuticals, Inc.*	419	234,548
Illumina, Inc.*	703	217,283
Biogen, Inc.*	733	207,938
Seattle Genetics, Inc.*	962	188,254
Moderna, Inc.*	2,340	165,555
Alexion Pharmaceuticals, Inc.*	1,350	154,481
Exact Sciences Corp.*	1,375	140,181
Immunomedics, Inc.*	1,586	134,858
Incyte Corp.*	1,495	134,161
Alnylam Pharmaceuticals, Inc.*	908	132,205
Bio-Rad Laboratories, Inc. — Class A*	231	119,071
BioMarin Pharmaceutical, Inc.*	1,441	109,631
Guardant Health, Inc.*	967	108,091
Mirati Therapeutics, Inc.*	506	84,021
Exelixis, Inc.*	3,245	79,340
ACADIA Pharmaceuticals, Inc.*	1,865	76,931
Ionis Pharmaceuticals, Inc.*	1,598	75,825
Iovance Biotherapeutics, Inc.*	1,971	64,885
Arrowhead Pharmaceuticals, Inc.*	1,468	63,212
United Therapeutics Corp.*	620	62,620
Bluebird Bio, Inc.*	1,037	55,946
Nektar Therapeutics*	2,856	47,381
Intercept Pharmaceuticals, Inc.*	844	34,992
Sage Therapeutics, Inc.*	534	32,638
Total Biotechnology		3,623,740
Healthcare-Services - 13.2%
UnitedHealth Group, Inc.	1,706	531,880
Anthem, Inc.	944	253,549
Humana, Inc.	558	230,951
HCA Healthcare, Inc.	1,518	189,264
Centene Corp.*	2,970	173,240
IQVIA Holdings, Inc.*	1,057	166,615
Teladoc Health, Inc.*,1	613	134,394
Laboratory Corporation of America Holdings*	708	133,295
Quest Diagnostics, Inc.	1,062	121,588
Molina Healthcare, Inc.*	556	101,770
DaVita, Inc.*	1,132	96,956
Universal Health Services, Inc. — Class B	799	85,509
Amedisys, Inc.*	360	85,115
LHC Group, Inc.*	381	80,985
Total Healthcare-Services		2,385,111
Electronics - 3.0%
Agilent Technologies, Inc.	1,699	171,497
Mettler-Toledo International, Inc.*	150	144,863

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Electronics - 3.0% (continued)
PerkinElmer, Inc.	935	$117,352
Waters Corp.*	534	104,493
Total Electronics		538,205
Software - 1.9%
Veeva Systems, Inc. — Class A*	737	207,237
Cerner Corp.	1,996	144,291
Total Software		351,528
Commercial Services - 0.4%
HealthEquity, Inc.*	1,195	61,387
Total Common Stocks
(Cost $6,774,484)		17,957,940

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$73,833	73,833
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	30,731	30,731
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	27,966	27,966
Total Repurchase Agreements
(Cost $132,530)		132,530

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	209,722	209,722
Total Securities Lending Collateral
(Cost $209,722)		209,722
Total Investments - 101.4%
(Cost $7,116,736)		$18,300,192
Other Assets & Liabilities, net - (1.4)%		(250,559)
Total Net Assets - 100.0%		$18,049,633

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,957,940	$—	$—	$17,957,940
Repurchase Agreements	—	132,530	—	132,530
Securities Lending Collateral	209,722	—	—	209,722
Total Assets	$18,167,662	$132,530	$—	$18,300,192

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 7.0%
iShares iBoxx High Yield Corporate Bond ETF	1,818	$152,530
SPDR Bloomberg Barclays High Yield Bond ETF	1,411	147,125
Total Exchange-Traded Funds
(Cost $301,619)		299,655

MUTUAL FUNDS† - 36.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	78,893	787,356
Guggenheim Strategy Fund II1	30,746	767,716
Total Mutual Funds
(Cost $1,530,863)		1,555,072

	Face Amount
FEDERAL AGENCY NOTES†† - 5.5%
Fannie Mae
2.88% due 10/30/20	$135,000	135,304
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	100,000	100,405
Total Federal Agency Notes
(Cost $235,295)		235,709

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	17,000	16,999
Total U.S. Treasury Bills
(Cost $16,999)		16,999

REPURCHASE AGREEMENTS††,5 - 40.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	977,032	977,032
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	406,668	406,668
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	370,068	370,068
Total Repurchase Agreements
(Cost $1,753,768)		1,753,768
Total Investments - 90.1%
(Cost $3,838,544)		$3,861,203
Other Assets & Liabilities, net - 9.9%		423,624
Total Net Assets - 100.0%		$4,284,827

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	27	Dec 2020	$3,402,000	$1,031

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.35	5.00%	Quarterly	12/20/25	$3,800,000	$159,030	$149,443	$9,587

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.49% (1 Month USD LIBOR + 0.35%)	At Maturity	11/18/20	609	$51,122	$518
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.46% (1 Week USD LIBOR + 0.35%)	At Maturity	10/29/20	888	74,503	364
						$125,625	$882

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.35 — Credit Default Swap North American High Yield Series 35

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$299,655	$—	$—	$299,655
Mutual Funds	1,555,072	—	—	1,555,072
Federal Agency Notes	—	235,709	—	235,709
U.S. Treasury Bills	—	16,999	—	16,999
Repurchase Agreements	—	1,753,768	—	1,753,768
Interest Rate Futures Contracts**	1,031	—	—	1,031
Credit Default Swap Agreements**	—	9,587	—	9,587
Credit Index Swap Agreements**	—	882	—	882
Total Assets	$1,855,758	$2,016,945	$—	$3,872,703

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,204,880	$1,513,197	$(2,945,000)	$(18,578)	$13,217	$767,716	30,746	$13,321
Guggenheim Ultra Short Duration Fund — Institutional Class	2,051,428	3,964,802	(5,230,000)	(7,441)	8,567	787,356	78,893	14,918
	$4,256,308	$5,477,999	$(8,175,000)	$(26,019)	$21,784	$1,555,072		$28,239

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 61.3%
Amazon.com, Inc.*	298	$938,322
Alphabet, Inc. — Class A*	494	724,006
Facebook, Inc. — Class A*	2,454	642,703
Netflix, Inc.*	852	426,026
Alibaba Group Holding Ltd. ADR*	1,123	330,140
Booking Holdings, Inc.*	132	225,810
Uber Technologies, Inc.*	6,004	219,026
Snap, Inc. — Class A*	6,812	177,861
eBay, Inc.	3,344	174,222
Twitter, Inc.*	3,895	173,328
Wayfair, Inc. — Class A*	515	149,870
Okta, Inc.*	699	149,481
Match Group, Inc.*	1,346	148,935
Pinterest, Inc. — Class A*	3,534	146,696
JD.com, Inc. ADR*	1,830	142,026
Shopify, Inc. — Class A*	135	138,101
Zillow Group, Inc. — Class C*	1,317	133,794
VeriSign, Inc.*	650	133,152
Chewy, Inc. — Class A*	2,405	131,866
TD Ameritrade Holding Corp.	3,240	126,846
Baidu, Inc. ADR*	986	124,818
Etsy, Inc.*	904	109,954
GoDaddy, Inc. — Class A*	1,327	100,812
MercadoLibre, Inc.*	92	99,588
Expedia Group, Inc.	1,058	97,008
E*TRADE Financial Corp.	1,802	90,190
IAC*	735	88,038
Trip.com Group Ltd. ADR*	2,719	84,670
Anaplan, Inc.*	1,351	84,546
Pinduoduo, Inc. ADR*	1,017	75,411
F5 Networks, Inc.*	611	75,012
GrubHub, Inc.*	1,003	72,547
Wix.com Ltd.*	252	64,222
Stamps.com, Inc.*	250	60,237
Weibo Corp. ADR*	1,633	59,490
Momo, Inc. ADR	4,225	58,136
JOYY, Inc. ADR	704	56,792
Vipshop Holdings Ltd. ADR*	3,525	55,131
Autohome, Inc. ADR	560	53,760
Baozun, Inc. ADR*,1	1,520	49,385
Stitch Fix, Inc. — Class A*,1	1,648	44,710
TripAdvisor, Inc.	2,197	43,039
Cargurus, Inc.*	1,902	41,140
Total Internet		7,120,847
Software - 24.1%
salesforce.com, Inc.*	1,691	424,982
Activision Blizzard, Inc.	2,732	221,155
Veeva Systems, Inc. — Class A*	661	185,867
DocuSign, Inc.*	856	184,246
Twilio, Inc. — Class A*	721	178,152
Electronic Arts, Inc.*	1,322	172,402
Coupa Software, Inc.*	464	127,247
Take-Two Interactive Software, Inc.*	729	120,445
Akamai Technologies, Inc.*	1,069	118,167
Citrix Systems, Inc.	836	115,126
MongoDB, Inc.*	457	105,800
HubSpot, Inc.*	360	105,203
NetEase, Inc. ADR	197	89,570
Five9, Inc.*	639	82,866
Dropbox, Inc. — Class A*	4,061	78,215
Smartsheet, Inc. — Class A*	1,460	72,153
Sea Ltd. ADR*	445	68,548
Nutanix, Inc. — Class A*	2,659	58,977
Bilibili, Inc. ADR*	1,402	58,323
New Relic, Inc.*	904	50,949
J2 Global, Inc.*	712	49,285
Pluralsight, Inc. — Class A*	2,846	48,752
HUYA, Inc. ADR*	1,952	46,750
Cornerstone OnDemand, Inc.*	1,186	43,123
Total Software		2,806,303
Telecommunications - 7.9%
Cisco Systems, Inc.	8,873	349,508
Motorola Solutions, Inc.	894	140,188
Arista Networks, Inc.*	535	110,708
Juniper Networks, Inc.	3,267	70,241
Ciena Corp.*	1,683	66,798
GDS Holdings Ltd. ADR*	776	63,500
Viavi Solutions, Inc.*	3,728	43,729
ViaSat, Inc.*	1,193	41,027
CommScope Holding Company, Inc.*	3,863	34,767
Total Telecommunications		920,466
Commercial Services - 5.6%
PayPal Holdings, Inc.*	2,270	447,258
CoStar Group, Inc.*	189	160,368
2U, Inc.*	1,301	44,052
Total Commercial Services		651,678
Computers - 0.6%
Lumentum Holdings, Inc.*	895	67,241
Total Common Stocks
(Cost $4,226,683)		11,566,535

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$49,652	49,652
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	20,666	20,666
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	18,806	18,806
Total Repurchase Agreements
(Cost $89,124)		89,124

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	67,354	67,354
Total Securities Lending Collateral
(Cost $67,354)		67,354
Total Investments - 100.9%
(Cost $4,383,161)		$11,723,013
Other Assets & Liabilities, net - (0.9)%		(100,423)
Total Net Assets - 100.0%		$11,622,590

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,566,535	$—	$—	$11,566,535
Repurchase Agreements	—	89,124	—	89,124
Securities Lending Collateral	67,354	—	—	67,354
Total Assets	$11,633,889	$89,124	$—	$11,723,013

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 47.6%
Guggenheim Strategy Fund II1	22,121	$552,351
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	53,758	536,507
Total Mutual Funds
(Cost $1,065,177)		1,088,858

	Face Amount
U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
0.08% due 10/29/20[2]	$100,000	99,993
0.07% due 10/29/20[2]	100,000	99,993
0.08% due 10/15/20[2]	10,000	9,999
Total U.S. Treasury Bills
(Cost $209,988)		209,985

FEDERAL AGENCY NOTES†† - 4.4%
Fannie Mae
1.50% due 11/30/20	100,000	100,229
Total Federal Agency Notes
(Cost $100,225)		100,229

REPURCHASE AGREEMENTS††,3 - 47.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[4]	601,497	601,497
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	250,360	250,360
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	227,828	227,828
Total Repurchase Agreements
(Cost $1,079,685)		1,079,685
Total Investments - 108.4%
(Cost $2,455,075)		$2,478,757
Other Assets & Liabilities, net - (8.4)%		(191,833)
Total Net Assets - 100.0%		$2,286,924

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(0.35)% (1 Week USD LIBOR + 0.25%)	At Maturity	11/17/20	33	$918,485	$(6,539)
BNP Paribas	Dow Jones Industrial Average Index	(0.14)% (1 Month USD LIBOR)	At Maturity	11/18/20	131	3,647,851	(131,221)
						$4,566,336	$(137,760)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,088,858	$—	$—	$1,088,858
U.S. Treasury Bills	—	209,985	—	209,985
Federal Agency Notes	—	100,229	—	100,229
Repurchase Agreements	—	1,079,685	—	1,079,685
Total Assets	$1,088,858	$1,389,899	$—	$2,478,757

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$137,760	$—	$137,760

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$752,002	$3,583,863	$(3,780,000)	$(20,293)	$16,779	$552,351	22,121	$8,907
Guggenheim Ultra Short Duration Fund — Institutional Class	703,973	3,717,534	(3,880,000)	(13,786)	8,786	536,507	53,758	7,566
	$1,455,975	$7,301,397	$(7,660,000)	$(34,079)	$25,565	$1,088,858		$16,473

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 23.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	50,298	$501,972
Guggenheim Strategy Fund II1	19,869	496,134
Total Mutual Funds
(Cost $991,723)		998,106

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.7%
Federal Home Loan Bank
0.09% due 10/07/20[2]	$200,000	199,997
Total Federal Agency Discount Notes
(Cost $199,997)		199,997

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	31,000	30,999
Total U.S. Treasury Bills
(Cost $30,999)		30,999

REPURCHASE AGREEMENTS†† - 58.8%
Individual Repurchase Agreements[3] Mizuho Financial Group, Inc. issued 09/30/20 at (0.05)% due 10/01/20 (secured by a U.S. Treasury Bond, at a rate of 1.38% and maturing 08/15/2050 as collateral, with a value of $992,188 to be repurchased at $972,731)	972,733	972,733
Barclays Capital, Inc. issued 09/30/20 at 0.00% due 10/01/20 (secured by U.S. Treasury Bond, at a rate of 1.38% and maturing 08/15/2050 as collateral, with a value of $693,473 to be repurchased at	679,875	679,875
Joint Repurchase Agreements[4] J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	469,165	469,165
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	195,280	195,280
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	177,704	177,704
Total Repurchase Agreements
(Cost $2,494,757)		2,494,757
Total Investments - 87.8%
(Cost $3,717,476)		3,723,859

U.S. Government Securities Sold Short†† - (87.7)%
U.S. Treasury Bonds
1.38% due 08/15/50	3,800,000	(3,718,656)
Total U.S. Government Securities Sold Short
(Proceeds $3,750,829)		(3,718,656)
Other Assets & Liabilities, net - 99.9%		4,234,051
Total Net Assets - 100.0%		$4,239,254

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	3	Dec 2020	$664,313	$7,413

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as short security collateral at September 30, 2020.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$998,106	$—	$—	$998,106
Federal Agency Discount Notes	—	199,997	—	199,997
U.S. Treasury Bills	—	30,999	—	30,999
Repurchase Agreements	—	2,494,757	—	2,494,757
Interest Rate Futures Contracts**	7,413	—	—	7,413
Total Assets	$1,005,519	$2,725,753	$—	$3,731,272

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$3,718,656	$—	$3,718,656

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$529,529	$155,984	$(190,000)	$(3,463)	$4,084	$496,134	19,869	$6,014
Guggenheim Ultra Short Duration Fund — Institutional Class	582,120	330,450	(410,000)	(2,206)	1,608	501,972	50,298	5,477
	$1,111,649	$486,434	$(600,000)	$(5,669)	$5,692	$998,106		$11,491

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 24.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,632	$46,228
Guggenheim Strategy Fund II1	1,438	35,911
Total Mutual Funds
(Cost $79,774)		82,139

	Face Amount
FEDERAL AGENCY NOTES†† - 17.8%
Federal Farm Credit Bank
2.00% due 10/02/24	$30,000	30,001
Federal Home Loan Bank
2.63% due 10/01/20	30,000	30,000
Total Federal Agency Notes
(Cost $60,003)		60,001

REPURCHASE AGREEMENTS††,2 - 63.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	119,178	119,178
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	49,605	49,605
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	45,141	45,141
Total Repurchase Agreements
(Cost $213,924)		213,924
Total Investments - 105.4%
(Cost $353,701)		$356,064
Other Assets & Liabilities, net - (5.4)%		(18,356)
Total Net Assets - 100.0%		$337,708

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(0.30)% (1 Week USD LIBOR + 0.20%)	At Maturity	11/17/20	46	$84,807	$(47)
Goldman Sachs International	S&P MidCap 400 Index	(0.20)% (1 Week USD LIBOR + 0.10%)	At Maturity	11/19/20	115	214,322	(117)
BNP Paribas	S&P MidCap 400 Index	(0.09)% (1 Month USD LIBOR - 0.05%)	At Maturity	11/18/20	21	38,578	(1,435)
						$337,707	$(1,599)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$82,139	$—	$—	$82,139
Federal Agency Notes	—	60,001	—	60,001
Repurchase Agreements	—	213,924	—	213,924
Total Assets	$82,139	$273,925	$—	$356,064

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,599	$—	$1,599

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$67,902	$120,867	$(153,000)	$(1,223)	$1,365	$35,911	1,438	$871
Guggenheim Ultra Short Duration Fund — Institutional Class	72,747	147,874	(175,000)	(595)	1,202	46,228	4,632	877
	$140,649	$268,741	$(328,000)	$(1,818)	$2,567	$82,139		$1,748

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 38.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,990	$229,445
Guggenheim Strategy Fund II1	8,964	223,836
Total Mutual Funds
(Cost $449,734)		453,281

	Face Amount
REPURCHASE AGREEMENTS††,2 - 47.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	$314,034	314,034
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	130,710	130,710
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	118,946	118,946
Total Repurchase Agreements
(Cost $563,690)		563,690
Total Investments - 85.3%
(Cost $1,013,424)		$1,016,971
Other Assets & Liabilities, net - 14.7%		175,938
Total Net Assets - 100.0%		$1,192,909

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(0.45)% (1 Week USD LIBOR + 0.35%)	At Maturity	11/17/20	15	$168,893	$(792)
Goldman Sachs International	NASDAQ-100 Index	(0.35)% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	42	474,036	(1,283)
BNP Paribas	NASDAQ-100 Index	(0.29)% (1 Month USD LIBOR + 0.15%)	At Maturity	11/18/20	48	549,419	(28,134)
						$1,192,348	$(30,209)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$453,281	$—	$—	$453,281
Repurchase Agreements	—	563,690	—	563,690
Total Assets	$453,281	$563,690	$—	$1,016,971

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$30,209	$—	$30,209

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$142,166	$1,514,780	$(1,410,000)	$(25,213)	$2,103	$223,836	8,964	$4,791
Guggenheim Ultra Short Duration Fund — Institutional Class	137,548	1,749,324	(1,640,000)	(18,555)	1,128	229,445	22,990	4,334
	$279,714	$3,264,104	$(3,050,000)	$(43,768)	$3,231	$453,281		$9,125

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 40.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	34,188	$341,193
Guggenheim Strategy Fund II1	6,896	172,199
Total Mutual Funds
(Cost $505,195)		513,392

	Face Amount
REPURCHASE AGREEMENTS††,2 - 58.0%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	$414,675	414,675
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	172,599	172,599
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	157,066	157,066
Total Repurchase Agreements
(Cost $744,340)		744,340
Total Investments - 98.0%
(Cost $1,249,535)		$1,257,732
Other Assets & Liabilities, net – 2.0%		25,012
Total Net Assets - 100.0%		$1,282,744

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Dec 2020	$75,265	$2,213

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(0.05)% (1 Week USD LIBOR - 0.05%)	At Maturity	11/19/20	413	$622,088	$1,050
Barclays Bank plc	Russell 2000 Index	0.40% (1 Week USD LIBOR - 0.50%)	At Maturity	11/17/20	137	205,934	362
BNP Paribas	Russell 2000 Index	0.26% (1 Month USD LIBOR - 0.40%)	At Maturity	11/18/20	249	374,718	(13,976)
						$1,202,740	$(12,564)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$513,392	$—	$—	$513,392
Repurchase Agreements	—	744,340	—	744,340
Equity Futures Contracts**	2,213	—	—	2,213
Equity Index Swap Agreements**	—	1,412	—	1,412
Total Assets	$515,605	$745,752	$—	$1,261,357

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$13,976	$—	$13,976

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$153,407	$633,112	$(615,000)	$(3,434)	$4,114	$172,199	6,896	$3,120
Guggenheim Ultra Short Duration Fund — Institutional Class	164,715	703,705	(530,000)	(1,239)	4,012	341,193	34,188	3,713
	$318,122	$1,336,817	$(1,145,000)	$(4,673)	$8,126	$513,392		$6,833

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 48.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,089	$599,684
Guggenheim Strategy Fund II1	17,113	427,308
Total Mutual Funds
(Cost $1,012,236)		1,026,992

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.5%
Federal Home Loan Bank
due 10/07/20[2]	$200,000	199,997
Total Federal Agency Discount Notes
(Cost $199,997)		199,997

REPURCHASE AGREEMENTS††,3 - 53.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[4]	630,080	630,080
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	262,257	262,257
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[4]	238,654	238,654
Total Repurchase Agreements
(Cost $1,130,991)		1,130,991
Total Investments - 111.7%
(Cost $2,343,224)		$2,357,980
Other Assets & Liabilities, net - (11.7)%		(246,148)
Total Net Assets - 100.0%		$2,111,832

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(0.45)% (1 Week USD LIBOR + 0.35%)	At Maturity	11/19/20	86	$290,181	$(985)
Barclays Bank plc	S&P 500 Index	(0.40)% (1 Week USD LIBOR + 0.30%)	At Maturity	11/17/20	107	358,440	(1,215)
BNP Paribas	S&P 500 Index	(0.19)% (1 Month USD LIBOR + 0.05%)	At Maturity	11/18/20	435	1,461,795	(54,803)

						$2,110,416	$(57,003)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,026,992	$—	$—	$1,026,992
Federal Agency Discount Notes	—	199,997	—	199,997
Repurchase Agreements	—	1,130,991	—	1,130,991
Total Assets	$1,026,992	$1,330,988	$—	$2,357,980

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$57,003	$—	$57,003

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$404,003	$8,563,473	$(8,540,000)	$(4,887)	$4,719	$427,308	17,113	$13,496
Guggenheim Ultra Short Duration Fund — Institutional Class	454,324	11,463,993	(11,322,000)	(5,783)	9,150	599,684	60,089	14,014
	$858,327	$20,027,466	$(19,862,000)	$(10,670)	$13,869	$1,026,992		$27,510

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 31.1%
Guggenheim Strategy Fund II1	10,217	$255,119
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	24,175	241,262
Total Mutual Funds
(Cost $486,604)		496,381

	Face Amount
U.S. TREASURY BILLS†† - 14.1%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$226,000	225,994
Total U.S. Treasury Bills
(Cost $225,993)		225,994

REPURCHASE AGREEMENTS††,4 - 56.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	499,480	499,480
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	207,898	207,898
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	189,187	189,187
Total Repurchase Agreements
(Cost $896,565)		896,565
Total Investments - 101.3%
(Cost $1,609,162)		$1,618,940
Other Assets & Liabilities, net - (1.3)%		(20,146)
Total Net Assets - 100.0%		$1,598,794

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	28	Dec 2020	$3,264,800	$49,351
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	27	Dec 2020	3,202,200	18,810

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$496,381	$—	$—	$496,381
U.S. Treasury Bills	—	225,994	—	225,994
Repurchase Agreements	—	896,565	—	896,565
Equity Futures Contracts**	49,351	—	—	49,351
Currency Futures Contracts**	18,810	—	—	18,810
Total Assets	$564,542	$1,122,559	$—	$1,687,101

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$488,954	$484,345	$(720,000)	$(4,823)	$6,643	$255,119	10,217	$4,372
Guggenheim Ultra Short Duration Fund — Institutional Class	480,691	414,082	(655,000)	(1,370)	2,859	241,262	24,175	4,105
	$969,645	$898,427	$(1,375,000)	$(6,193)	$9,502	$496,381		$8,477

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Media - 22.6%
Comcast Corp. — Class A	7,826	$362,031
Walt Disney Co.	2,894	359,087
Charter Communications, Inc. — Class A*	480	299,683
Liberty Broadband Corp. — Class C*	887	126,726
Fox Corp. — Class A	3,592	99,965
ViacomCBS, Inc. — Class B	3,518	98,539
Altice USA, Inc. — Class A*	3,663	95,238
DISH Network Corp. — Class A*	3,181	92,344
Discovery, Inc. — Class A*,1	4,070	88,604
News Corp. — Class A	4,776	66,960
New York Times Co. — Class A	1,530	65,469
Nexstar Media Group, Inc. — Class A	512	46,044
World Wrestling Entertainment, Inc. — Class A	1,070	43,303
TEGNA, Inc.	3,211	37,729
AMC Networks, Inc. — Class A*	1,105	27,305
Sinclair Broadcast Group, Inc. — Class A	1,410	27,114
Total Media		1,936,141
Retail - 19.6%
McDonald's Corp.	1,417	311,017
Starbucks Corp.	2,858	245,559
Chipotle Mexican Grill, Inc. — Class A*	119	148,002
Yum! Brands, Inc.	1,391	126,998
Domino's Pizza, Inc.	241	102,493
Darden Restaurants, Inc.	926	93,285
Restaurant Brands International, Inc.	1,459	83,907
Yum China Holdings, Inc.	1,512	80,060
Dunkin' Brands Group, Inc.	799	65,446
Wendy's Co.	2,495	55,626
Texas Roadhouse, Inc. — Class A	820	49,848
Wingstop, Inc.	359	49,057
Papa John's International, Inc.	488	40,153
Shake Shack, Inc. — Class A*,1	615	39,655
Cracker Barrel Old Country Store, Inc.	340	38,984
Brinker International, Inc.	783	33,450
Jack in the Box, Inc.	402	31,883
Bloomin' Brands, Inc.	1,865	28,479
Cheesecake Factory, Inc.[1]	989	27,435
Dave & Buster's Entertainment, Inc.	1,648	24,984
Total Retail		1,676,321
Lodging - 11.0%
Las Vegas Sands Corp.	3,061	142,826
Marriott International, Inc. — Class A	1,381	127,853
Hilton Worldwide Holdings, Inc.	1,366	116,547
MGM Resorts International	3,649	79,366
Huazhu Group Ltd. ADR	1,607	69,487
Wynn Resorts Ltd.	901	64,701
Melco Resorts & Entertainment Ltd. ADR	3,710	61,771
Hyatt Hotels Corp. — Class A	1,019	54,384
Wyndham Hotels & Resorts, Inc.	1,021	51,561
Choice Hotels International, Inc.	593	50,974
Boyd Gaming Corp.	1,561	47,907
Wyndham Destinations, Inc.	1,242	38,204
Hilton Grand Vacations, Inc.*	1,521	31,911
Total Lodging		937,492
Software - 9.0%
Activision Blizzard, Inc.	2,434	197,032
Electronic Arts, Inc.*	1,178	153,623
NetEase, Inc. ADR	239	108,666
Take-Two Interactive Software, Inc.*	648	107,062
Sea Ltd. ADR*	526	81,025
Bilibili, Inc. ADR*	1,651	68,682
HUYA, Inc. ADR*	2,268	54,319
Total Software		770,409
Internet - 8.7%
Netflix, Inc.*	758	379,023
Roku, Inc.*	682	128,762
Spotify Technology S.A.*	371	89,993
iQIYI, Inc. ADR*	3,485	78,691
Tencent Music Entertainment Group ADR*	4,657	68,784
Total Internet		745,253
Leisure Time - 7.8%
Peloton Interactive, Inc. — Class A*	1,398	138,738
Royal Caribbean Cruises Ltd.	1,371	88,745
Carnival Corp.[1]	5,523	83,839
Polaris, Inc.	635	59,906
Planet Fitness, Inc. — Class A*	941	57,984
Norwegian Cruise Line Holdings Ltd.*	3,104	53,109
Brunswick Corp.	882	51,959
YETI Holdings, Inc.*	1,082	49,036
Harley-Davidson, Inc.	1,905	46,749
Callaway Golf Co.	1,710	32,729
Total Leisure Time		662,794
Entertainment - 6.7%
Live Nation Entertainment, Inc.*	1,504	81,035
Penn National Gaming, Inc.*	1,021	74,227
Caesars Entertainment, Inc.*	1,321	74,055
Vail Resorts, Inc.	331	70,824
Churchill Downs, Inc.	384	62,907
Scientific Games Corp. — Class A*	1,352	47,198
Marriott Vacations Worldwide Corp.	513	46,586
International Game Technology plc	3,094	34,436
Six Flags Entertainment Corp.	1,446	29,354
SeaWorld Entertainment, Inc.*	1,475	29,087
Cinemark Holdings, Inc.[1]	2,468	24,680
Total Entertainment		574,389
Agriculture - 6.2%
Philip Morris International, Inc.	3,439	257,890
Altria Group, Inc.	5,259	203,208

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Agriculture - 6.2% (continued)
British American Tobacco plc ADR	1,878	$67,890
Total Agriculture		528,988
Beverages - 5.8%
Constellation Brands, Inc. — Class A	775	146,870
Brown-Forman Corp. — Class B	1,894	142,656
Boston Beer Company, Inc. — Class A*	90	79,503
Molson Coors Beverage Co. — Class B	1,929	64,737
Anheuser-Busch InBev S.A. ADR[1]	1,164	62,716
Total Beverages		496,482
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	995	82,306
Mattel, Inc.*	4,097	47,935
Total Toys, Games & Hobbies		130,241
Food Service - 0.7%
Aramark	2,328	61,576
Total Common Stocks
(Cost $6,559,901)		8,520,086

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$24,826	24,826
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,334	10,334
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,403	9,403
Total Repurchase Agreements
(Cost $44,563)		44,563

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	222,365	222,365
Total Securities Lending Collateral
(Cost $222,365)		222,365
Total Investments - 102.7%
(Cost $6,826,829)		$8,787,014
Other Assets & Liabilities, net - (2.7)%		(230,497)
Total Net Assets - 100.0%		$8,556,517

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,520,086	$—	$—		$8,520,086
Rights	—	—	—	*	—
Repurchase Agreements	—	44,563	—		44,563
Securities Lending Collateral	222,365	—	—		222,365
Total Assets	$8,742,451	$44,563	$—		$8,787,014

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 29.0%
Johnson & Johnson[1]	1,589	$236,570
Procter & Gamble Co.[1]	1,588	220,716
Merck & Company, Inc.[1]	2,461	204,140
Amgen, Inc.[1]	784	199,261
McKesson Corp.[1]	1,285	191,375
General Mills, Inc.[1]	3,064	188,988
Molson Coors Beverage Co. — Class B1	5,629	188,909
Colgate-Palmolive Co.	2,392	184,543
Kimberly-Clark Corp.[1]	1,228	181,326
Automatic Data Processing, Inc.	1,277	178,129
Cardinal Health, Inc.[1]	3,674	172,494
Campbell Soup Co.	3,287	158,992
Philip Morris International, Inc.[1]	2,118	158,829
UnitedHealth Group, Inc.	497	154,950
Altria Group, Inc.	4,008	154,869
Kellogg Co.	2,291	147,976
JM Smucker Co.	1,256	145,093
Monster Beverage Corp.*	1,685	135,137
Eli Lilly & Co.[1]	883	130,702
Pfizer, Inc.[1]	3,342	122,651
Gilead Sciences, Inc.[1]	1,880	118,797
Kraft Heinz Co.	3,957	118,512
United Rentals, Inc.*	630	109,935
Biogen, Inc.*	387	109,784
Ingredion, Inc.	1,365	103,303
Mondelez International, Inc. — Class A	1,782	102,376
Church & Dwight Company, Inc.	1,049	98,302
Tyson Foods, Inc. — Class A	1,649	98,083
Jazz Pharmaceuticals plc*,1	683	97,389
DaVita, Inc.*	984	84,280
United Therapeutics Corp.*	819	82,719
John B Sanfilippo & Son, Inc.	1,067	80,430
CVS Health Corp.[1]	1,280	74,752
Bristol-Myers Squibb Co.	1,239	74,699
Quanta Services, Inc.	1,389	73,422
Medtronic plc	691	71,809
Rent-A-Center, Inc.	2,343	70,032
Regeneron Pharmaceuticals, Inc.*	120	67,174
Anthem, Inc.	236	63,387
TreeHouse Foods, Inc.*	1,556	63,065
Cigna Corp.	362	61,327
Post Holdings, Inc.*	707	60,802
STERIS plc	336	59,200
Conagra Brands, Inc.	1,641	58,600
Constellation Brands, Inc. — Class A	308	58,369
Molina Healthcare, Inc.*	304	55,644
Ionis Pharmaceuticals, Inc.*	1,090	51,721
Innoviva, Inc.*	4,637	48,457
Illumina, Inc.*	156	48,216
Euronet Worldwide, Inc.*	506	46,097
Hill-Rom Holdings, Inc.	548	45,763
Alkermes plc*	2,754	45,634
Alexion Pharmaceuticals, Inc.*	395	45,200
Prestige Consumer Healthcare, Inc.*	1,216	44,287
Incyte Corp.*	493	44,242
Hologic, Inc.*	664	44,136
USANA Health Sciences, Inc.*	551	40,581
Abbott Laboratories	344	37,438
Thermo Fisher Scientific, Inc.	83	36,646
PepsiCo, Inc.[1]	218	30,215
Coca-Cola Co.	609	30,066
Danaher Corp.	137	29,500
Total Consumer, Non-cyclical		6,240,041
Industrial - 13.7%
Caterpillar, Inc.[1]	1,339	199,712
Hubbell, Inc.	1,365	186,786
Masco Corp.	3,336	183,914
Snap-on, Inc.[1]	1,086	159,783
TE Connectivity Ltd.	1,464	143,091
Waters Corp.*,1	676	132,280
AGCO Corp.	1,492	110,811
Vishay Intertechnology, Inc.	6,882	107,153
Illinois Tool Works, Inc.	494	95,446
Lincoln Electric Holdings, Inc.	1,037	95,445
Oshkosh Corp.	1,277	93,860
Lockheed Martin Corp.	233	89,304
Emerson Electric Co.	1,275	83,602
Timken Co.	1,387	75,203
ITT, Inc.	1,269	74,934
Garmin Ltd.	778	73,801
Eaton Corporation plc	691	70,503
Regal Beloit Corp.	718	67,399
Owens Corning	959	65,989
Terex Corp.	3,134	60,674
Acuity Brands, Inc.	555	56,804
Schneider National, Inc. — Class B	2,255	55,766
Energizer Holdings, Inc.	1,388	54,326
National Instruments Corp.	1,427	50,944
Allegion plc	501	49,554
Pentair plc	1,067	48,837
A O Smith Corp.	923	48,734
Dover Corp.	448	48,536
Trane Technologies plc	399	48,379
Lennox International, Inc.	174	47,434
Arrow Electronics, Inc.*	595	46,803
Agilent Technologies, Inc.	434	43,808
Westrock Co.	1,252	43,494
3M Co.	264	42,288
Raytheon Technologies Corp.	711	40,911
United Parcel Service, Inc. — Class B	174	28,994
Union Pacific Corp.[1]	143	28,152
Total Industrial		2,953,454
Technology - 13.3%
Microsoft Corp.[1]	1,386	291,517
Apple, Inc.[1]	2,459	284,777
International Business Machines Corp.	1,918	233,363
Cerner Corp.	2,769	200,171
SS&C Technologies Holdings, Inc.	2,840	171,877
Intel Corp.[1]	3,305	171,133
Texas Instruments, Inc.	1,191	170,063
Seagate Technology plc	2,981	146,874
QUALCOMM, Inc.	1,149	135,214

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Technology - 13.3% (continued)
NetApp, Inc.	3,049	$133,668
KLA Corp.	573	111,013
Oracle Corp.[1]	1,822	108,773
CDK Global, Inc.	2,458	107,144
Zebra Technologies Corp. — Class A*	410	103,509
Microchip Technology, Inc.	595	61,142
Applied Materials, Inc.	972	57,786
Cirrus Logic, Inc.*	838	56,523
Synaptics, Inc.*	627	50,423
Teradata Corp.*	2,218	50,349
HP, Inc.	2,554	48,500
Kulicke & Soffa Industries, Inc.	1,992	44,621
Adobe, Inc.*	88	43,158
Intuit, Inc.	91	29,685
Broadcom, Inc.	79	28,781
Accenture plc — Class A	121	27,345
Total Technology		2,867,409
Financial - 11.1%
Allstate Corp.	2,367	222,829
MetLife, Inc.	5,833	216,813
Equity Residential REIT	3,597	184,634
Highwoods Properties, Inc. REIT	4,102	137,704
Berkshire Hathaway, Inc. — Class B*	646	137,559
Boston Properties, Inc. REIT	1,711	137,393
JPMorgan Chase & Co.[1]	1,213	116,775
Western Union Co.	5,045	108,114
Travelers Companies, Inc.	989	107,000
Piedmont Office Realty Trust, Inc. — Class A REIT	7,222	98,003
Hartford Financial Services Group, Inc.	2,413	88,943
Kennedy-Wilson Holdings, Inc.	6,028	87,527
Bank of America Corp.	3,569	85,977
CBRE Group, Inc. — Class A*	1,661	78,017
Aflac, Inc.	2,100	76,335
Ameriprise Financial, Inc.	482	74,281
PNC Financial Services Group, Inc.	538	59,132
Visa, Inc. — Class A1	285	56,992
Waddell & Reed Financial, Inc. — Class A	3,645	54,128
Mastercard, Inc. — Class A	150	50,726
Synchrony Financial	1,926	50,403
Aon plc — Class A	212	43,736
M&T Bank Corp.	376	34,626
American Express Co.	297	29,774
U.S. Bancorp	798	28,608
Wells Fargo & Co.	1,208	28,400
Total Financial		2,394,429
Communications - 11.0%
Verizon Communications, Inc.[1]	4,303	255,985
Cisco Systems, Inc.[1]	5,585	219,993
Alphabet, Inc. — Class C*	139	204,274
Amazon.com, Inc.*,1	64	201,519
AT&T, Inc.[1]	5,827	166,128
Viavi Solutions, Inc.*	14,134	165,792
T-Mobile US, Inc.*	1,384	158,274
Juniper Networks, Inc.[1]	7,063	151,855
Omnicom Group, Inc.[1]	2,813	139,244
Facebook, Inc. — Class A*,1	402	105,284
Comcast Corp. — Class A1	2,022	93,538
Motorola Solutions, Inc.	587	92,047
eBay, Inc.	1,616	84,194
VeriSign, Inc.*	395	80,916
Ciena Corp.*	1,732	68,743
Sirius XM Holdings, Inc.	11,330	60,729
Walt Disney Co.	340	42,187
Netflix, Inc.*	73	36,502
Yelp, Inc. — Class A*	1,782	35,800
Total Communications		2,363,004
Utilities - 10.9%
Public Service Enterprise Group, Inc.[1]	3,345	183,674
Evergy, Inc.	3,450	175,329
PPL Corp.[1]	6,309	171,668
Exelon Corp.[1]	4,642	165,998
WEC Energy Group, Inc.	1,424	137,986
Dominion Energy, Inc.	1,711	135,049
Consolidated Edison, Inc.	1,489	115,844
Southern Co.[1]	2,035	110,338
ONE Gas, Inc.	1,308	90,265
NiSource, Inc.	4,069	89,518
Portland General Electric Co.[1]	2,464	87,472
Ameren Corp.	1,075	85,011
OGE Energy Corp.	2,671	80,103
Entergy Corp.	733	72,222
Alliant Energy Corp.	1,390	71,794
NorthWestern Corp.	1,462	71,112
CenterPoint Energy, Inc.	3,668	70,976
NextEra Energy, Inc.	250	69,390
UGI Corp.	2,086	68,796
Pinnacle West Capital Corp.[1]	877	65,380
IDACORP, Inc.	811	64,799
National Fuel Gas Co.[1]	1,586	64,376
Southwest Gas Holdings, Inc.	699	44,107
Avista Corp.[1]	1,261	43,025
Total Utilities		2,334,232
Consumer, Cyclical - 9.4%
Gentex Corp.	7,283	187,538
Cummins, Inc.[1]	866	182,865
Best Buy Company, Inc.	1,610	179,177
Autoliv, Inc.	2,398	174,766
Allison Transmission Holdings, Inc.[1]	3,698	129,948
PACCAR, Inc.	1,482	126,385
Gentherm, Inc.*	2,949	120,614
Dolby Laboratories, Inc. — Class A	1,572	104,192
Genuine Parts Co.	1,002	95,360
PulteGroup, Inc.	1,952	90,358
Whirlpool Corp.[1]	470	86,428
Lear Corp.[1]	684	74,590
General Motors Co.	2,428	71,844
Hanesbrands, Inc.	3,545	55,834
Brunswick Corp.	935	55,081
Walmart, Inc.	383	53,585
Home Depot, Inc.[1]	167	46,378
MSC Industrial Direct Company, Inc. — Class A	696	44,043
Lowe's Companies, Inc.	265	43,953

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 9.4% (continued)
Mohawk Industries, Inc.*	436	$42,549
Costco Wholesale Corp.	82	29,110
McDonald's Corp.	131	28,753
Total Consumer, Cyclical		2,023,351
Basic Materials - 0.4%
Dow, Inc.	897	42,204
Domtar Corp.	1,597	41,953
DuPont de Nemours, Inc.	119	6,602
Total Basic Materials		90,759
Energy - 0.3%
Exxon Mobil Corp.[1]	875	30,039
Chevron Corp.	385	27,720
Total Energy		57,759
Total Common Stocks
(Cost $20,372,777)		21,324,438

MONEY MARKET FUND† - 2.5%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class, 0.01%[2]	539,516	539,516
Total Money Market Fund
(Cost $539,516)		539,516
Total Investments - 101.6%
(Cost $20,912,293)		$21,863,954
Other Assets & Liabilities, net - (1.6)%		(338,909)
Total Net Assets - 100.0%		$21,525,045

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$5,234,004	$80,981
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,231,766	75,071
					$10,465,770	$156,052
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$7,567,905	$(211,199)
Goldman Sachs International	GS Equity Custom Basket	(0.12%) (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	7,313,456	(197,427)
					$14,881,361	$(408,626)

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Caterpillar, Inc.	329	0.93%	$8,891
Snap-on, Inc.	267	0.74%	7,398
Owens Corning	236	0.31%	5,731
TE Connectivity Ltd.	360	0.67%	5,680
Regal Beloit Corp.	176	0.32%	3,940
Schneider National, Inc. — Class B	555	0.26%	3,771
Westrock Co.	308	0.20%	3,162
Garmin Ltd.	191	0.35%	2,108
Lincoln Electric Holdings, Inc.	255	0.45%	1,863
Timken Co.	341	0.35%	1,854
Union Pacific Corp.	35	0.13%	1,676
Illinois Tool Works, Inc.	121	0.45%	1,363
AGCO Corp.	367	0.52%	1,090
Eaton Corporation plc	170	0.33%	1,027
A O Smith Corp.	227	0.23%	942
3M Co.	65	0.20%	711
Arrow Electronics, Inc.	146	0.22%	509
United Parcel Service, Inc. — Class B	42	0.13%	444
Acuity Brands, Inc.	136	0.27%	402
Agilent Technologies, Inc.	107	0.21%	334
Emerson Electric Co.	314	0.39%	330
Lennox International, Inc.	42	0.22%	279
Allegion plc	123	0.23%	239
Hubbell, Inc.	336	0.88%	133
Trane Technologies plc	98	0.23%	66
Dover Corp.	110	0.23%	(2)
Pentair plc	262	0.23%	(5)
Energizer Holdings, Inc.	342	0.26%	(144)
Lockheed Martin Corp.	57	0.42%	(279)
ITT, Inc.	312	0.35%	(328)
Raytheon Technologies Corp.	175	0.19%	(383)
National Instruments Corp.	351	0.24%	(397)
Vishay Intertechnology, Inc.	1,695	0.50%	(550)
Waters Corp.	166	0.62%	(1,263)
Oshkosh Corp.	314	0.44%	(1,297)
Masco Corp.	821	0.87%	(1,398)
Terex Corp.	771	0.29%	(6,398)
Total Industrial			41,499
Technology
Apple, Inc.	605	1.33%	38,675
Microsoft Corp.	341	1.36%	22,782
QUALCOMM, Inc.	283	0.64%	11,872
Texas Instruments, Inc.	293	0.80%	6,256
CDK Global, Inc.	605	0.50%	3,730
Synaptics, Inc.	154	0.24%	3,277
Adobe, Inc.	21	0.20%	2,938
Oracle Corp.	448	0.51%	2,588
HP, Inc.	629	0.23%	2,240
Applied Materials, Inc.	239	0.27%	1,604
NetApp, Inc.	750	0.63%	1,355
Cerner Corp.	681	0.94%	1,200
Cirrus Logic, Inc.	206	0.27%	698
KLA Corp.	141	0.52%	694
Microchip Technology, Inc.	146	0.29%	480
Intuit, Inc.	22	0.14%	340
Broadcom, Inc.	19	0.13%	92
SS&C Technologies Holdings, Inc.	699	0.81%	(151)
Accenture plc — Class A	29	0.13%	(219)
Zebra Technologies Corp. — Class A	101	0.49%	(978)
Kulicke & Soffa Industries, Inc.	490	0.21%	(1,056)
Seagate Technology plc	734	0.69%	(1,618)
Intel Corp.	814	0.81%	(2,104)
Teradata Corp.	546	0.24%	(2,259)
International Business Machines Corp.	472	1.10%	(2,409)
Total Technology			90,027
Utilities
WEC Energy Group, Inc.	350	0.65%	1,063
Dominion Energy, Inc.	421	0.64%	854
Ameren Corp.	264	0.40%	817
UGI Corp.	513	0.32%	360
Consolidated Edison, Inc.	366	0.54%	338
CenterPoint Energy, Inc.	903	0.33%	216
NextEra Energy, Inc.	61	0.32%	(201)
OGE Energy Corp.	657	0.38%	(660)
Public Service Enterprise Group, Inc.	823	0.86%	(692)
Southern Co.	501	0.52%	(772)
Entergy Corp.	180	0.34%	(927)
Pinnacle West Capital Corp.	216	0.31%	(1,003)
Alliant Energy Corp.	342	0.34%	(1,128)
Southwest Gas Holdings, Inc.	172	0.21%	(1,889)
IDACORP, Inc.	199	0.30%	(2,411)
Avista Corp.	310	0.20%	(2,748)
National Fuel Gas Co.	390	0.30%	(2,835)
NiSource, Inc.	1,002	0.42%	(2,984)
NorthWestern Corp.	360	0.33%	(3,348)
PPL Corp.	1,553	0.81%	(3,986)
ONE Gas, Inc.	322	0.42%	(4,332)
Exelon Corp.	1,143	0.78%	(7,031)
Evergy, Inc.	849	0.82%	(7,295)
Portland General Electric Co.	606	0.41%	(9,849)
Total Utilities			(50,443)
Consumer, Non-cyclical
Amgen, Inc.	193	0.94%	11,904
Procter & Gamble Co.	391	1.04%	7,656
Eli Lilly & Co.	217	0.61%	6,577
Rent-A-Center, Inc.	577	0.33%	6,494
United Rentals, Inc.	155	0.52%	6,110
Johnson & Johnson	391	1.11%	4,691
McKesson Corp.	316	0.90%	4,331
JM Smucker Co.	309	0.68%	2,708
Kimberly-Clark Corp.	302	0.85%	2,689
Thermo Fisher Scientific, Inc.	20	0.17%	2,578
Jazz Pharmaceuticals plc	168	0.46%	2,458
Abbott Laboratories	84	0.17%	2,346
UnitedHealth Group, Inc.	122	0.73%	2,243
Kellogg Co.	564	0.70%	1,985
STERIS plc	82	0.28%	1,831
Mondelez International, Inc. — Class A	438	0.48%	1,829

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Colgate-Palmolive Co.	589	0.87%	$1,777
Monster Beverage Corp.	414	0.63%	1,777
Automatic Data Processing, Inc.	314	0.84%	1,648
CVS Health Corp.	315	0.35%	1,379
Cardinal Health, Inc.	904	0.81%	1,203
Alexion Pharmaceuticals, Inc.	97	0.21%	1,156
Medtronic plc	170	0.34%	1,081
Merck & Company, Inc.	606	0.96%	1,026
Anthem, Inc.	58	0.30%	690
Molina Healthcare, Inc.	75	0.26%	492
Conagra Brands, Inc.	404	0.28%	474
Prestige Consumer Healthcare, Inc.	299	0.21%	410
PepsiCo, Inc.	53	0.14%	315
Danaher Corp.	33	0.14%	299
DaVita, Inc.	242	0.40%	230
General Mills, Inc.	754	0.89%	194
Quanta Services, Inc.	342	0.35%	165
Constellation Brands, Inc. — Class A	76	0.28%	99
Church & Dwight Company, Inc.	258	0.46%	31
Bristol-Myers Squibb Co.	305	0.35%	(123)
USANA Health Sciences, Inc.	135	0.19%	(156)
Regeneron Pharmaceuticals, Inc.	29	0.31%	(185)
Coca-Cola Co.	150	0.14%	(280)
Hologic, Inc.	163	0.21%	(374)
Campbell Soup Co.	809	0.75%	(883)
Incyte Corp.	121	0.21%	(978)
Philip Morris International, Inc.	521	0.75%	(1,035)
Post Holdings, Inc.	174	0.29%	(1,211)
Euronet Worldwide, Inc.	124	0.22%	(1,216)
Alkermes plc	678	0.21%	(1,410)
Cigna Corp.	89	0.29%	(1,422)
Hill-Rom Holdings, Inc.	135	0.22%	(1,458)
Pfizer, Inc.	823	0.58%	(1,482)
Illumina, Inc.	38	0.22%	(1,577)
Tyson Foods, Inc. — Class A	406	0.46%	(1,734)
Ionis Pharmaceuticals, Inc.	268	0.24%	(2,069)
United Therapeutics Corp.	201	0.39%	(2,104)
Ingredion, Inc.	336	0.49%	(2,151)
Kraft Heinz Co.	974	0.56%	(2,158)
Altria Group, Inc.	987	0.73%	(2,472)
TreeHouse Foods, Inc.	383	0.30%	(2,642)
Biogen, Inc.	95	0.52%	(2,701)
Innoviva, Inc.	1,141	0.23%	(2,751)
John B Sanfilippo & Son, Inc.	262	0.38%	(4,072)
Gilead Sciences, Inc.	463	0.55%	(5,165)
Molson Coors Beverage Co. — Class B	1,386	0.88%	(16,858)
Total Consumer, Non-cyclical			22,209
Communications
Amazon.com, Inc.	15	0.90%	18,797
Alphabet, Inc. — Class C	34	0.96%	13,217
Facebook, Inc. — Class A	99	0.50%	8,998
Comcast Corp. — Class A	498	0.44%	3,608
Verizon Communications, Inc.	1,028	1.17%	2,656
T-Mobile US, Inc.	340	0.74%	1,407
Netflix, Inc.	18	0.17%	1,350
VeriSign, Inc.	97	0.38%	331
eBay, Inc.	398	0.40%	279
Motorola Solutions, Inc.	144	0.43%	257
Walt Disney Co.	83	0.20%	(415)
Viavi Solutions, Inc.	3,480	0.78%	(1,593)
Juniper Networks, Inc.	1,739	0.71%	(1,649)
Yelp, Inc. — Class A	438	0.17%	(2,439)
Sirius XM Holdings, Inc.	2,790	0.29%	(2,541)
Ciena Corp.	426	0.32%	(3,396)
Cisco Systems, Inc.	1,375	1.04%	(4,649)
AT&T, Inc.	1,287	0.70%	(7,050)
Omnicom Group, Inc.	692	0.65%	(17,273)
Total Communications			9,895
Basic Materials
DuPont de Nemours, Inc.	29	0.03%	(9)
Dow, Inc.	221	0.20%	(108)
Domtar Corp.	393	0.20%	(616)
Total Basic Materials			(733)
Consumer, Cyclical
Cummins, Inc.	213	0.86%	11,214
Autoliv, Inc.	590	0.82%	6,396
Hanesbrands, Inc.	873	0.26%	5,662
Whirlpool Corp.	115	0.40%	3,860
Gentherm, Inc.	726	0.57%	3,316
Home Depot, Inc.	41	0.22%	3,124
Lear Corp.	168	0.35%	2,129
Lowe's Companies, Inc.	65	0.21%	2,001
Walmart, Inc.	78	0.21%	1,310
McDonald's Corp.	32	0.13%	1,192
Best Buy Company, Inc.	396	0.84%	1,034
PulteGroup, Inc.	480	0.42%	955
PACCAR, Inc.	365	0.59%	877
Dolby Laboratories, Inc. — Class A	387	0.49%	161
Costco Wholesale Corp.	20	0.14%	160
Brunswick Corp.	230	0.26%	49
Genuine Parts Co.	246	0.45%	(84)
MSC Industrial Direct Company, Inc. — Class A	171	0.21%	(448)
Gentex Corp.	1,793	0.88%	(1,497)
General Motors Co.	598	0.34%	(3,224)
Mohawk Industries, Inc.	107	0.20%	(3,904)
Allison Transmission Holdings, Inc.	910	0.61%	(5,695)
Total Consumer, Cyclical			28,588
Financial
Waddell & Reed Financial, Inc. — Class A	897	0.25%	1,954
Berkshire Hathaway, Inc. — Class B	159	0.65%	1,633
Visa, Inc. — Class A	70	0.27%	1,518
CBRE Group, Inc. — Class A	409	0.37%	1,214
Mastercard, Inc. — Class A	36	0.23%	1,063
Western Union Co.	1,242	0.51%	934
PNC Financial Services Group, Inc.	132	0.28%	612

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Express Co.	73	0.14%	$234
Synchrony Financial	474	0.24%	119
Aon plc — Class A	52	0.21%	97
Aflac, Inc.	517	0.36%	74
U.S. Bancorp	196	0.13%	71
Gaming and Leisure Properties, Inc.	1	0.00%	(1)
Ameriprise Financial, Inc.	118	0.35%	(748)
M&T Bank Corp.	92	0.16%	(1,139)
Hartford Financial Services Group, Inc.	594	0.42%	(1,944)
JPMorgan Chase & Co.	298	0.55%	(2,127)
Bank of America Corp.	878	0.40%	(2,163)
Wells Fargo & Co.	297	0.13%	(2,323)
Allstate Corp.	583	1.05%	(3,799)
Travelers Companies, Inc.	243	0.50%	(4,607)
MetLife, Inc.	1,436	1.02%	(5,031)
Piedmont Office Realty Trust, Inc. — Class A	1,778	0.46%	(7,003)
Kennedy-Wilson Holdings, Inc.	1,484	0.41%	(7,655)
Boston Properties, Inc.	421	0.65%	(8,024)
Highwoods Properties, Inc.	1,010	0.64%	(8,031)
Equity Residential	885	0.86%	(10,552)
Total Financial			(55,624)
Energy
Chevron Corp.	94	0.13%	(3,617)
Exxon Mobil Corp.	215	0.14%	(6,730)
Total Energy			(10,347)
Total GS Equity Long Custom Basket			$75,071

GS EQUITY SHORT CUSTOM BASKET
Financial
UDR, Inc.	1,810	(0.82)%	26,221
Kilroy Realty Corp.	1,288	(0.92)%	18,343
Realty Income Corp.	1,764	(1.48)%	17,411
Acadia Realty Trust	3,354	(0.48)%	17,168
Valley National Bancorp	4,628	(0.43)%	16,228
First Midwest Bancorp, Inc.	3,246	(0.48)%	14,993
JBG SMITH Properties	2,151	(0.79)%	14,265
Fulton Financial Corp.	4,483	(0.57)%	10,875
Alleghany Corp.	228	(1.62)%	10,732
Brookline Bancorp, Inc.	5,495	(0.65)%	10,381
Medical Properties Trust, Inc.	3,667	(0.88)%	9,559
First Financial Bankshares, Inc.	1,828	(0.70)%	9,072
Southside Bancshares, Inc.	1,686	(0.56)%	8,989
Global Net Lease, Inc.	2,730	(0.59)%	8,861
Agree Realty Corp.	2,527	(2.20)%	6,157
Loews Corp.	1,292	(0.61)%	4,685
TFS Financial Corp.	2,434	(0.49)%	3,744
Healthpeak Properties, Inc.	1,695	(0.63)%	2,363
CyrusOne, Inc.	667	(0.64)%	330
American Tower Corp. — Class A	89	(0.29)%	(201)
Rayonier, Inc.	1,531	(0.55)%	(593)
Prologis, Inc.	686	(0.94)%	(1,769)
Alexandria Real Estate Equities, Inc.	467	(1.02)%	(2,401)
Healthcare Trust of America, Inc. — Class A	2,632	(0.94)%	(3,115)
James River Group Holdings Ltd.	1,119	(0.68)%	(3,230)
SBA Communications Corp.	86	(0.37)%	(4,493)
Crown Castle International Corp.	282	(0.64)%	(4,516)
First Republic Bank	665	(0.99)%	(4,565)
EastGroup Properties, Inc.	486	(0.86)%	(4,673)
STAG Industrial, Inc.	1,406	(0.59)%	(6,262)
QTS Realty Trust, Inc. — Class A	820	(0.71)%	(7,454)
Sun Communities, Inc.	672	(1.29)%	(7,612)
Terreno Realty Corp.	1,311	(0.98)%	(8,354)
Equinix, Inc.	59	(0.61)%	(9,568)
Rexford Industrial Realty, Inc.	2,374	(1.49)%	(13,311)
Total Financial			128,260
Utilities
California Water Service Group	1,536	(0.91)%	12,227
American States Water Co.	294	(0.30)%	5,179
American Water Works Company, Inc.	208	(0.41)%	(1,593)
Total Utilities			15,813
Technology
Appfolio, Inc. — Class A	150	(0.29)%	676
Tyler Technologies, Inc.	63	(0.30)%	81
Varonis Systems, Inc.	415	(0.65)%	(11)
Pegasystems, Inc.	358	(0.59)%	(1,157)
Atlassian Corporation plc — Class A	147	(0.37)%	(1,215)
Splunk, Inc.	235	(0.60)%	(1,823)
Smartsheet, Inc. — Class A	436	(0.29)%	(2,395)
Fiserv, Inc.	1,098	(1.55)%	(3,455)
Coupa Software, Inc.	79	(0.30)%	(5,115)
Workiva, Inc.	375	(0.29)%	(5,483)
Veeva Systems, Inc. — Class A	79	(0.30)%	(6,596)
HubSpot, Inc.	92	(0.37)%	(10,411)
salesforce.com, Inc.	218	(0.75)%	(10,993)
Zscaler, Inc.	192	(0.37)%	(12,311)
Fidelity National Information Services, Inc.	805	(1.63)%	(14,505)
Total Technology			(74,713)
Consumer, Non-cyclical
IHS Markit Ltd.	1,084	(1.16)%	3,083
Equifax, Inc.	658	(1.41)%	1,638
DexCom, Inc.	55	(0.31)%	1,236
WD-40 Co.	167	(0.43)%	875
PayPal Holdings, Inc.	115	(0.31)%	118
Cooper Companies, Inc.	156	(0.72)%	22
CoStar Group, Inc.	72	(0.84)%	(1,285)
Rollins, Inc.	1,146	(0.85)%	(1,692)
Estee Lauder Companies, Inc. — Class A	152	(0.45)%	(2,812)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Verisk Analytics, Inc. — Class A	692	(1.75)%	$(4,987)
Avery Dennison Corp.	336	(0.59)%	(6,509)
Avalara, Inc.	213	(0.37)%	(9,517)
Global Payments, Inc.	682	(1.66)%	(11,065)
Total Consumer, Non-cyclical			(30,895)
Consumer, Cyclical
JetBlue Airways Corp.	3,434	(0.53)%	1,568
Five Below, Inc.	250	(0.43)%	549
Hilton Worldwide Holdings, Inc.	499	(0.58)%	178
TJX Companies, Inc.	1,255	(0.95)%	(240)
Delta Air Lines, Inc.	1,307	(0.55)%	(250)
Planet Fitness, Inc. — Class A	356	(0.30)%	(550)
Live Nation Entertainment, Inc.	963	(0.71)%	(1,703)
Ross Stores, Inc.	920	(1.17)%	(3,230)
Southwest Airlines Co.	942	(0.48)%	(4,361)
Copart, Inc.	725	(1.04)%	(5,798)
Burlington Stores, Inc.	311	(0.88)%	(6,285)
Scotts Miracle-Gro Co. — Class A	354	(0.74)%	(10,181)
NIKE, Inc. — Class B	455	(0.78)%	(11,556)
Starbucks Corp.	1,155	(1.37)%	(11,970)
Total Consumer, Cyclical			(53,829)
Industrial
Exponent, Inc.	1,148	(1.13)%	5,496
US Ecology, Inc.	1,033	(0.46)%	4,996
AptarGroup, Inc.	459	(0.71)%	1,430
TransDigm Group, Inc.	86	(0.56)%	441
Waste Management, Inc.	413	(0.64)%	(93)
Ingersoll Rand, Inc.	1,177	(0.57)%	(119)
HEICO Corp.	300	(0.43)%	(1,305)
ESCO Technologies, Inc.	471	(0.52)%	(1,851)
Crown Holdings, Inc.	537	(0.56)%	(2,813)
Silgan Holdings, Inc.	913	(0.46)%	(3,495)
Martin Marietta Materials, Inc.	213	(0.69)%	(6,644)
Tetra Tech, Inc.	968	(1.26)%	(8,019)
Eagle Materials, Inc.	686	(0.81)%	(8,055)
Vulcan Materials Co.	492	(0.91)%	(11,458)
Ball Corp.	989	(1.12)%	(11,826)
Casella Waste Systems, Inc. — Class A	1,378	(1.06)%	(13,558)
Total Industrial			(56,873)
Energy
Phillips 66	1,885	(1.34)%	22,288
National Oilwell Varco, Inc.	4,399	(0.54)%	10,389
Devon Energy Corp.	10,468	(1.35)%	7,744
Concho Resources, Inc.	945	(0.57)%	5,926
Hess Corp.	1,448	(0.81)%	5,763
EOG Resources, Inc.	1,784	(0.88)%	3,021
Schlumberger Ltd.	2,466	(0.52)%	2,085
Williams Companies, Inc.	2,106	(0.57)%	1,774
ConocoPhillips	1,536	(0.69)%	856
Parsley Energy, Inc. — Class A	4,594	(0.59)%	(615)
Total Energy			59,231
Communications
Snap, Inc. — Class A	1,657	(0.59)%	(732)
Zendesk, Inc.	480	(0.68)%	(912)
Liberty Broadband Corp. — Class C	958	(1.87)%	(7,363)
Q2 Holdings, Inc.	536	(0.67)%	(7,701)
Okta, Inc.	126	(0.37)%	(8,056)
Anaplan, Inc.	518	(0.44)%	(11,545)
Total Communications			(36,309)
Basic Materials
Ashland Global Holdings, Inc.	984	(0.95)%	2,354
Axalta Coating Systems Ltd.	1,351	(0.41)%	284
United States Steel Corp.	7,306	(0.73)%	(352)
Nucor Corp.	1,267	(0.78)%	(605)
Balchem Corp.	1,197	(1.60)%	(1,070)
Newmont Corp.	605	(0.52)%	(1,196)
PPG Industries, Inc.	330	(0.55)%	(2,616)
Ecolab, Inc.	135	(0.37)%	(3,301)
Celanese Corp. — Class A	668	(0.98)%	(4,916)
Linde plc	523	(1.70)%	(13,934)
Albemarle Corp.	869	(1.06)%	(20,230)
Freeport-McMoRan, Inc.	3,503	(0.75)%	(22,526)
Air Products & Chemicals, Inc.	452	(1.84)%	(25,790)
RPM International, Inc.	1,514	(1.71)%	(26,714)
Quaker Chemical Corp.	629	(1.56)%	(27,500)
Total Basic Materials			(148,112)
Total GS Equity Short Custom Basket			$(197,427)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Amgen, Inc.	193	0.93%	$10,520
McKesson Corp.	316	0.90%	8,887
Procter & Gamble Co.	391	1.04%	8,432
Eli Lilly & Co.	217	0.61%	6,674
Rent-A-Center, Inc.	577	0.33%	6,466
United Rentals, Inc.	155	0.52%	6,113
Johnson & Johnson	391	1.11%	4,907
Thermo Fisher Scientific, Inc.	20	0.17%	2,823
Kimberly-Clark Corp.	302	0.85%	2,721
JM Smucker Co.	309	0.68%	2,699
Abbott Laboratories	84	0.17%	2,528
Medtronic plc	170	0.34%	2,322
UnitedHealth Group, Inc.	122	0.73%	2,268
Kellogg Co.	564	0.70%	2,146
Mondelez International, Inc. — Class A	438	0.48%	1,980
Colgate-Palmolive Co.	589	0.87%	1,857
STERIS plc	82	0.28%	1,814
Monster Beverage Corp.	414	0.63%	1,764
CVS Health Corp.	315	0.35%	1,659
Automatic Data Processing, Inc.	314	0.84%	1,627
Jazz Pharmaceuticals plc	168	0.46%	1,596
Alexion Pharmaceuticals, Inc.	97	0.21%	1,163
Merck & Company, Inc.	606	0.96%	1,079
Pfizer, Inc.	823	0.58%	1,035
PepsiCo, Inc.	53	0.14%	886
Anthem, Inc.	58	0.30%	664
Cardinal Health, Inc.	904	0.81%	519
Molina Healthcare, Inc.	75	0.26%	500
Conagra Brands, Inc.	404	0.28%	468
Prestige Consumer Healthcare, Inc.	299	0.21%	422
Danaher Corp.	33	0.14%	286
General Mills, Inc.	754	0.89%	226
DaVita, Inc.	242	0.40%	207
Quanta Services, Inc.	342	0.35%	207
Constellation Brands, Inc. — Class A	76	0.28%	86
Church & Dwight Company, Inc.	258	0.46%	22
USANA Health Sciences, Inc.	135	0.19%	(146)
Bristol-Myers Squibb Co.	305	0.35%	(168)
Coca-Cola Co.	150	0.14%	(233)
Regeneron Pharmaceuticals, Inc.	29	0.31%	(428)
Hologic, Inc.	163	0.21%	(452)
Campbell Soup Co.	809	0.75%	(865)
Incyte Corp.	121	0.21%	(964)
Post Holdings, Inc.	174	0.29%	(1,147)
Euronet Worldwide, Inc.	124	0.22%	(1,210)
Illumina, Inc.	38	0.22%	(1,408)
Alkermes plc	678	0.21%	(1,418)
Hill-Rom Holdings, Inc.	135	0.22%	(1,482)
Cigna Corp.	89	0.29%	(1,494)
Tyson Foods, Inc. — Class A	406	0.46%	(1,670)
Ionis Pharmaceuticals, Inc.	268	0.24%	(2,085)
United Therapeutics Corp.	201	0.39%	(2,119)
Kraft Heinz Co.	974	0.56%	(2,127)
Altria Group, Inc.	987	0.73%	(2,428)
Innoviva, Inc.	1,141	0.23%	(2,556)
TreeHouse Foods, Inc.	383	0.30%	(2,623)
Biogen, Inc.	95	0.51%	(2,763)
Philip Morris International, Inc.	521	0.75%	(2,878)
Ingredion, Inc.	336	0.49%	(3,827)
John B Sanfilippo & Son, Inc.	262	0.38%	(4,119)
Gilead Sciences, Inc.	463	0.56%	(5,167)
Molson Coors Beverage Co. — Class B	1,386	0.88%	(16,822)
Total Consumer, Non-cyclical			26,974
Financial
Waddell & Reed Financial, Inc. — Class A	897	0.25%	1,934
Berkshire Hathaway, Inc. — Class B	159	0.65%	1,678
Visa, Inc. — Class A	70	0.27%	1,497
CBRE Group, Inc. — Class A	409	0.37%	1,272
Mastercard, Inc. — Class A	36	0.23%	1,073
Western Union Co.	1,242	0.51%	962
PNC Financial Services Group, Inc.	132	0.28%	623
American Express Co.	73	0.14%	266
Aon plc — Class A	52	0.20%	120
Synchrony Financial	474	0.24%	118
Aflac, Inc.	517	0.36%	105
U.S. Bancorp	196	0.13%	78
Gaming and Leisure Properties, Inc.	1	0.00%	(1)
JPMorgan Chase & Co.	298	0.55%	(504)
Ameriprise Financial, Inc.	118	0.35%	(732)
M&T Bank Corp.	92	0.16%	(1,202)
Hartford Financial Services Group, Inc.	594	0.42%	(1,937)
Bank of America Corp.	878	0.40%	(2,192)
Wells Fargo & Co.	297	0.13%	(2,348)
Allstate Corp.	583	1.05%	(3,802)
Travelers Companies, Inc.	243	0.50%	(4,574)
MetLife, Inc.	1,436	1.02%	(5,078)
Piedmont Office Realty Trust, Inc. — Class A	1,778	0.46%	(7,124)
Kennedy-Wilson Holdings, Inc.	1,484	0.41%	(7,679)
Highwoods Properties, Inc.	1,010	0.65%	(7,969)
Boston Properties, Inc.	421	0.65%	(7,978)
Equity Residential	885	0.86%	(10,484)
Total Financial			(53,878)
Consumer, Cyclical
Cummins, Inc.	213	0.86%	12,054
Autoliv, Inc.	590	0.82%	7,157
Hanesbrands, Inc.	873	0.26%	5,681
Whirlpool Corp.	115	0.40%	3,851
Home Depot, Inc.	41	0.22%	3,464
Gentherm, Inc.	726	0.57%	2,944
Lear Corp.	168	0.35%	2,151

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Lowe's Companies, Inc.	65	0.21%	$1,981
Walmart, Inc.	94	0.25%	1,341
McDonald's Corp.	32	0.13%	1,157
Best Buy Company, Inc.	396	0.84%	1,081
PulteGroup, Inc.	480	0.42%	951
PACCAR, Inc.	365	0.59%	906
Costco Wholesale Corp.	20	0.14%	190
Dolby Laboratories, Inc. — Class A	387	0.49%	151
Brunswick Corp.	230	0.26%	19
Genuine Parts Co.	246	0.45%	(118)
MSC Industrial Direct Company, Inc. — Class A	171	0.21%	(433)
Gentex Corp.	1,793	0.88%	(1,525)
General Motors Co.	598	0.34%	(3,152)
Mohawk Industries, Inc.	107	0.20%	(3,960)
Allison Transmission Holdings, Inc.	910	0.61%	(6,355)
Total Consumer, Cyclical			29,536
Technology
Apple, Inc.	605	1.34%	39,459
Microsoft Corp.	341	1.37%	27,177
QUALCOMM, Inc.	283	0.64%	11,965
Texas Instruments, Inc.	293	0.80%	6,283
CDK Global, Inc.	605	0.50%	3,727
Synaptics, Inc.	154	0.24%	3,210
Oracle Corp.	448	0.51%	2,973
Adobe, Inc.	21	0.20%	2,943
HP, Inc.	629	0.23%	2,214
Applied Materials, Inc.	239	0.27%	1,585
NetApp, Inc.	750	0.63%	1,341
Cerner Corp.	681	0.94%	1,226
KLA Corp.	141	0.52%	735
Cirrus Logic, Inc.	206	0.27%	660
Microchip Technology, Inc.	146	0.29%	475
Intuit, Inc.	22	0.14%	438
Broadcom, Inc.	19	0.13%	127
SS&C Technologies Holdings, Inc.	699	0.81%	(148)
Accenture plc — Class A	29	0.13%	(151)
Zebra Technologies Corp. — Class A	101	0.49%	(950)
Kulicke & Soffa Industries, Inc.	490	0.21%	(1,098)
Seagate Technology plc	734	0.69%	(1,618)
International Business Machines Corp.	472	1.10%	(2,269)
Teradata Corp.	546	0.24%	(2,406)
Intel Corp.	814	0.81%	(3,518)
Total Technology			94,380
Industrial
Caterpillar, Inc.	329	0.93%	9,228
Snap-on, Inc.	267	0.74%	7,518
Owens Corning	236	0.30%	5,718
TE Connectivity Ltd.	360	0.67%	5,689
Regal Beloit Corp.	176	0.32%	4,016
Westrock Co.	308	0.20%	3,149
Schneider National, Inc. — Class B	555	0.26%	2,532
Garmin Ltd.	191	0.35%	2,151
Lincoln Electric Holdings, Inc.	255	0.45%	1,917
Timken Co.	341	0.35%	1,841
Union Pacific Corp.	35	0.13%	1,675
Illinois Tool Works, Inc.	121	0.45%	1,389
AGCO Corp.	367	0.52%	1,099
Eaton Corporation plc	170	0.33%	1,032
A O Smith Corp.	227	0.23%	949
3M Co.	65	0.20%	701
Arrow Electronics, Inc.	146	0.22%	572
Emerson Electric Co.	314	0.39%	456
United Parcel Service, Inc. — Class B	42	0.13%	436
Acuity Brands, Inc.	136	0.27%	370
Agilent Technologies, Inc.	107	0.21%	299
Lennox International, Inc.	42	0.22%	264
Allegion plc	123	0.23%	177
Hubbell, Inc.	336	0.88%	131
Trane Technologies plc	98	0.23%	30
Pentair plc	262	0.23%	(9)
Dover Corp.	110	0.23%	(25)
Energizer Holdings, Inc.	342	0.26%	(142)
Lockheed Martin Corp.	57	0.42%	(223)
ITT, Inc.	312	0.35%	(342)
Raytheon Technologies Corp.	175	0.19%	(365)
National Instruments Corp.	351	0.24%	(414)
Vishay Intertechnology, Inc.	1,695	0.50%	(507)
Oshkosh Corp.	314	0.44%	(700)
Masco Corp.	821	0.86%	(1,394)
Waters Corp.	166	0.62%	(2,552)
Terex Corp.	771	0.29%	(6,396)
Total Industrial			40,270
Utilities
WEC Energy Group, Inc.	350	0.65%	1,066
Dominion Energy, Inc.	421	0.63%	840
Ameren Corp.	264	0.40%	822
Consolidated Edison, Inc.	366	0.54%	376
UGI Corp.	513	0.32%	358
CenterPoint Energy, Inc.	903	0.33%	217
NextEra Energy, Inc.	61	0.32%	(217)
Southern Co.	501	0.52%	(565)
OGE Energy Corp.	657	0.38%	(657)
Public Service Enterprise Group, Inc.	823	0.86%	(675)
Entergy Corp.	180	0.34%	(904)
Pinnacle West Capital Corp.	216	0.31%	(988)
Alliant Energy Corp.	342	0.34%	(1,111)
Southwest Gas Holdings, Inc.	172	0.21%	(1,921)
IDACORP, Inc.	199	0.30%	(2,369)
Avista Corp.	310	0.20%	(2,773)
NiSource, Inc.	1,002	0.42%	(2,971)
National Fuel Gas Co.	390	0.30%	(3,327)
NorthWestern Corp.	360	0.33%	(3,360)
ONE Gas, Inc.	322	0.42%	(4,393)
PPL Corp.	1,553	0.81%	(5,488)
Exelon Corp.	1,143	0.78%	(7,061)
Evergy, Inc.	849	0.82%	(7,256)
Portland General Electric Co.	606	0.41%	(9,281)
Total Utilities			(51,638)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Basic Materials
DuPont de Nemours, Inc.	29	0.03%	$(6)
Dow, Inc.	221	0.20%	(139)
Domtar Corp.	393	0.20%	(886)
Total Basic Materials			(1,031)
Energy
Chevron Corp.	94	0.13%	(3,639)
Exxon Mobil Corp.	215	0.14%	(6,712)
Total Energy			(10,351)
Communications
Amazon.com, Inc.	15	0.90%	18,985
Alphabet, Inc. — Class C	34	0.95%	10,981
Facebook, Inc. — Class A	99	0.50%	9,064
Comcast Corp. — Class A	498	0.44%	3,600
T-Mobile US, Inc.	340	0.74%	1,380
Netflix, Inc.	18	0.17%	1,372
eBay, Inc.	398	0.40%	338
VeriSign, Inc.	97	0.38%	314
Motorola Solutions, Inc.	144	0.43%	215
Verizon Communications, Inc.	1,028	1.17%	(365)
Walt Disney Co.	83	0.20%	(445)
Viavi Solutions, Inc.	3,480	0.78%	(1,378)
Juniper Networks, Inc.	1,739	0.71%	(1,698)
Sirius XM Holdings, Inc.	2,790	0.29%	(2,511)
Yelp, Inc. — Class A	438	0.17%	(2,538)
Ciena Corp.	426	0.32%	(3,393)
Cisco Systems, Inc.	1,375	1.03%	(4,628)
AT&T, Inc.	1,287	0.70%	(6,441)
Omnicom Group, Inc.	692	0.65%	(16,133)
Total Communications			6,719
Total MS Equity Long Custom Basket			$80,981

MS EQUITY SHORT CUSTOM BASKET
Financial
UDR, Inc.	1,810	(0.78)%	25,821
Kilroy Realty Corp.	1,288	(0.88)%	18,460
Acadia Realty Trust	3,354	(0.47)%	17,322
Realty Income Corp.	1,764	(1.42)%	16,953
First Midwest Bancorp, Inc.	3,246	(0.46)%	14,818
Valley National Bancorp	4,628	(0.42)%	14,782
JBG SMITH Properties	2,151	(0.76)%	14,266
Agree Realty Corp.	2,527	(2.13)%	12,277
Fulton Financial Corp.	4,483	(0.55)%	11,104
Brookline Bancorp, Inc.	5,495	(0.63)%	10,414
Alleghany Corp.	228	(1.57)%	10,326
Medical Properties Trust, Inc.	3,667	(0.85)%	9,577
Southside Bancshares, Inc.	1,686	(0.54)%	9,154
First Financial Bankshares, Inc.	1,828	(0.67)%	9,063
Global Net Lease, Inc.	2,730	(0.57)%	8,870
Loews Corp.	1,292	(0.59)%	4,683
Americold Realty Trust	2,384	(1.13)%	4,581
TFS Financial Corp.	2,434	(0.47)%	3,777
Healthpeak Properties, Inc.	1,695	(0.61)%	2,365
QTS Realty Trust, Inc. — Class A	820	(0.68)%	1,329
CyrusOne, Inc.	667	(0.62)%	467
American Tower Corp. — Class A	89	(0.28)%	(213)
Rayonier, Inc.	1,531	(0.53)%	(652)
Prologis, Inc.	686	(0.91)%	(1,898)
Alexandria Real Estate Equities, Inc.	467	(0.99)%	(2,484)
Healthcare Trust of America, Inc. — Class A	2,632	(0.90)%	(3,030)
James River Group Holdings Ltd.	1,119	(0.66)%	(3,191)
Crown Castle International Corp.	282	(0.62)%	(4,469)
SBA Communications Corp.	86	(0.36)%	(4,496)
First Republic Bank	665	(0.96)%	(4,764)
EastGroup Properties, Inc.	486	(0.83)%	(5,096)
STAG Industrial, Inc.	1,406	(0.57)%	(6,128)
Goldman Sachs Group, Inc.	842	(2.24)%	(9,384)
Equinix, Inc.	59	(0.59)%	(10,668)
Terreno Realty Corp.	1,311	(0.95)%	(11,512)
Sun Communities, Inc.	672	(1.25)%	(12,800)
Rexford Industrial Realty, Inc.	2,374	(1.44)%	(20,083)
Total Financial			119,541
Basic Materials
Ashland Global Holdings, Inc.	984	(0.92)%	2,204
Axalta Coating Systems Ltd.	1,351	(0.40)%	177
Livent Corp.	1	0.00%	2
United States Steel Corp.	7,306	(0.71)%	(316)
Nucor Corp.	1,267	(0.75)%	(591)
Newmont Corp.	605	(0.51)%	(1,223)
PPG Industries, Inc.	330	(0.53)%	(2,918)
Ecolab, Inc.	135	(0.36)%	(3,169)
Celanese Corp. — Class A	668	(0.95)%	(4,871)
Balchem Corp.	1,197	(1.54)%	(5,023)
Linde plc	523	(1.65)%	(14,034)
Albemarle Corp.	869	(1.03)%	(20,089)
Freeport-McMoRan, Inc.	3,503	(0.72)%	(22,477)
RPM International, Inc.	1,514	(1.66)%	(24,032)
Air Products & Chemicals, Inc.	452	(1.78)%	(25,707)
Quaker Chemical Corp.	629	(1.49)%	(27,156)
Total Basic Materials			(149,223)
Energy
Phillips 66	1,885	(1.29)%	22,453
National Oilwell Varco, Inc.	4,399	(0.53)%	10,423
Devon Energy Corp.	10,468	(1.31)%	7,558
Concho Resources, Inc.	945	(0.55)%	5,866
Hess Corp.	1,448	(0.78)%	5,773
EOG Resources, Inc.	1,784	(0.85)%	2,997
Schlumberger Ltd.	2,466	(0.51)%	2,122
Williams Companies, Inc.	2,106	(0.55)%	1,795
ConocoPhillips	1,536	(0.67)%	876
Parsley Energy, Inc. — Class A	4,594	(0.57)%	(646)
Total Energy			59,217

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Appfolio, Inc. — Class A	150	(0.28)%	$681
Tyler Technologies, Inc.	63	(0.29)%	39
Varonis Systems, Inc.	415	(0.63)%	(181)
Atlassian Corporation plc — Class A	147	(0.35)%	(1,115)
Pegasystems, Inc.	358	(0.57)%	(1,161)
Splunk, Inc.	235	(0.58)%	(1,827)
Smartsheet, Inc. — Class A	436	(0.28)%	(2,401)
Fiserv, Inc.	1,098	(1.50)%	(3,294)
Coupa Software, Inc.	79	(0.29)%	(5,134)
Workiva, Inc.	375	(0.28)%	(5,438)
Veeva Systems, Inc. — Class A	79	(0.29)%	(6,581)
salesforce.com, Inc.	218	(0.72)%	(10,807)
HubSpot, Inc.	92	(0.36)%	(11,296)
Zscaler, Inc.	192	(0.36)%	(12,314)
Fidelity National Information Services, Inc.	805	(1.57)%	(14,408)
Total Technology			(75,237)
Consumer, Non-cyclical
IHS Markit Ltd.	1,084	(1.12)%	3,125
Equifax, Inc.	658	(1.36)%	1,710
DexCom, Inc.	55	(0.30)%	1,547
WD-40 Co.	167	(0.42)%	932
PayPal Holdings, Inc.	115	(0.30)%	208
Cooper Companies, Inc.	156	(0.69)%	(219)
CoStar Group, Inc.	72	(0.81)%	(1,201)
Rollins, Inc.	1,146	(0.82)%	(1,879)
Estee Lauder Companies, Inc. — Class A	152	(0.44)%	(2,803)
Verisk Analytics, Inc. — Class A	692	(1.69)%	(4,996)
Avery Dennison Corp.	336	(0.57)%	(6,430)
Global Payments, Inc.	682	(1.60)%	(11,010)
Avalara, Inc.	213	(0.36)%	(11,073)
Total Consumer, Non-cyclical			(32,089)
Consumer, Cyclical
JetBlue Airways Corp.	3,434	(0.51)%	1,424
Five Below, Inc.	250	(0.42)%	535
Hilton Worldwide Holdings, Inc.	499	(0.56)%	97
TJX Companies, Inc.	1,255	(0.92)%	(296)
Delta Air Lines, Inc.	1,307	(0.53)%	(396)
Planet Fitness, Inc. — Class A	356	(0.29)%	(559)
Live Nation Entertainment, Inc.	963	(0.69)%	(1,793)
Ross Stores, Inc.	920	(1.13)%	(3,334)
Southwest Airlines Co.	942	(0.47)%	(4,381)
Copart, Inc.	725	(1.01)%	(5,793)
Burlington Stores, Inc.	311	(0.85)%	(6,000)
Scotts Miracle-Gro Co. — Class A	354	(0.72)%	(10,218)
NIKE, Inc. — Class B	455	(0.75)%	(11,524)
Starbucks Corp.	1,155	(1.31)%	(11,919)
Total Consumer, Cyclical			(54,157)
Communications
Zendesk, Inc.	480	(0.65)%	(1,026)
Snap, Inc. — Class A	1,657	(0.57)%	(1,226)
Liberty Broadband Corp. — Class C	958	(1.81)%	(7,427)
Okta, Inc.	126	(0.36)%	(8,170)
Q2 Holdings, Inc.	536	(0.65)%	(8,836)
Anaplan, Inc.	518	(0.43)%	(11,474)
Total Communications			(38,159)
Industrial
Exponent, Inc.	1,148	(1.09)%	5,487
US Ecology, Inc.	1,033	(0.45)%	5,017
AptarGroup, Inc.	459	(0.69)%	1,384
TransDigm Group, Inc.	86	(0.54)%	371
Waste Management, Inc.	413	(0.62)%	(131)
Ingersoll Rand, Inc.	1,177	(0.55)%	(186)
HEICO Corp.	300	(0.41)%	(1,380)
ESCO Technologies, Inc.	471	(0.50)%	(1,729)
Crown Holdings, Inc.	537	(0.55)%	(2,790)
Silgan Holdings, Inc.	913	(0.44)%	(3,462)
Martin Marietta Materials, Inc.	213	(0.66)%	(6,625)
Tetra Tech, Inc.	968	(1.22)%	(7,924)
Eagle Materials, Inc.	686	(0.78)%	(8,074)
Vulcan Materials Co.	492	(0.88)%	(11,373)
Ball Corp.	989	(1.09)%	(11,917)
Casella Waste Systems, Inc. — Class A	1,378	(1.01)%	(13,531)
Total Industrial			(56,863)
Utilities
California Water Service Group	1,536	(0.88)%	12,168
American States Water Co.	294	(0.29)%	5,187
American Water Works Company, Inc.	208	(0.40)%	(1,584)
Total Utilities			15,771
Total MS Equity Short Custom Basket			$(211,199)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2020.
[2]	Rate indicated is the 7-day yield as of September 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,324,438	$—	$—	$21,324,438
Money Market Fund	539,516	—	—	539,516
Equity Custom Basket Swap Agreements**	—	156,052	—	156,052
Total Assets	$21,863,954	$156,052	$—	$22,020,006

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$408,626	$—	$408,626

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 50.2%
Financial - 11.2%
Brown & Brown, Inc.	290	$13,128
Medical Properties Trust, Inc. REIT	653	11,512
RenaissanceRe Holdings Ltd.	63	10,694
Camden Property Trust REIT	120	10,678
CyrusOne, Inc. REIT	144	10,084
Alleghany Corp.	18	9,368
Omega Healthcare Investors, Inc. REIT	280	8,383
Reinsurance Group of America, Inc. — Class A	84	7,996
STORE Capital Corp. REIT	282	7,735
SEI Investments Co.	150	7,608
National Retail Properties, Inc. REIT	214	7,385
Lamar Advertising Co. — Class A REIT	107	7,080
First American Financial Corp.	138	7,026
Rexford Industrial Realty, Inc. REIT	153	7,001
Commerce Bancshares, Inc.	124	6,980
Kilroy Realty Corp. REIT	129	6,703
First Horizon National Corp.	683	6,441
EastGroup Properties, Inc. REIT	49	6,337
CoreSite Realty Corp. REIT	53	6,301
First Industrial Realty Trust, Inc. REIT	157	6,249
Jones Lang LaSalle, Inc.	64	6,122
Life Storage, Inc. REIT	57	6,000
American Financial Group, Inc.	89	5,961
American Campus Communities, Inc. REIT	170	5,937
Prosperity Bancshares, Inc.	114	5,909
East West Bancorp, Inc.	175	5,729
Signature Bank	66	5,477
Primerica, Inc.	48	5,431
Eaton Vance Corp.	141	5,379
Cousins Properties, Inc. REIT	184	5,261
Essent Group Ltd.	139	5,144
Old Republic International Corp.	349	5,144
Douglas Emmett, Inc. REIT	204	5,121
Healthcare Realty Trust, Inc. REIT	168	5,060
Kemper Corp.	75	5,012
First Financial Bankshares, Inc.	175	4,884
Jefferies Financial Group, Inc.	267	4,806
New York Community Bancorp, Inc.	573	4,738
Interactive Brokers Group, Inc. — Class A	98	4,736
Physicians Realty Trust REIT	257	4,603
Rayonier, Inc. REIT	169	4,468
Cullen/Frost Bankers, Inc.	69	4,413
TCF Financial Corp.	188	4,392
Hanover Insurance Group, Inc.	47	4,380
Stifel Financial Corp.	85	4,298
Highwoods Properties, Inc. REIT	128	4,297
Spirit Realty Capital, Inc. REIT	127	4,286
Brixmor Property Group, Inc. REIT	366	4,279
Hudson Pacific Properties, Inc. REIT	189	4,145
RLI Corp.	49	4,103
Janus Henderson Group plc	186	4,040
Affiliated Managers Group, Inc.	58	3,966
Synovus Financial Corp.	182	3,853
Selective Insurance Group, Inc.	74	3,810
Glacier Bancorp, Inc.	118	3,782
SLM Corp.	463	3,746
JBG SMITH Properties REIT	139	3,717
Sabra Health Care REIT, Inc.	254	3,501
PotlatchDeltic Corp. REIT	83	3,494
United Bankshares, Inc.	160	3,435
Valley National Bancorp	499	3,418
Pinnacle Financial Partners, Inc.	94	3,345
Corporate Office Properties Trust REIT	139	3,297
Evercore, Inc. — Class A	49	3,207
Bank OZK	149	3,177
Brighthouse Financial, Inc.*	115	3,095
PS Business Parks, Inc. REIT	25	3,060
Webster Financial Corp.	111	2,931
Park Hotels & Resorts, Inc. REIT	291	2,907
Umpqua Holdings Corp.	272	2,889
Home BancShares, Inc.	188	2,850
Wintrust Financial Corp.	71	2,844
CNO Financial Group, Inc.	175	2,807
LendingTree, Inc.*	9	2,762
FNB Corp.	399	2,705
UMB Financial Corp.	53	2,598
Taubman Centers, Inc. REIT	76	2,530
EPR Properties REIT	92	2,530
Weingarten Realty Investors REIT	149	2,527
Sterling Bancorp	240	2,525
Federated Hermes, Inc. — Class B	117	2,517
Alliance Data Systems Corp.	59	2,477
Bank of Hawaii Corp.	49	2,475
PacWest Bancorp	144	2,459
Associated Banc-Corp.	190	2,398
BancorpSouth Bank	119	2,306
CIT Group, Inc.	121	2,143
Genworth Financial, Inc. — Class A*	625	2,094
Pebblebrook Hotel Trust REIT	162	2,030
Navient Corp.	240	2,028
Hancock Whitney Corp.	107	2,013
Cathay General Bancorp	92	1,995
Washington Federal, Inc.	94	1,961
Texas Capital Bancshares, Inc.*	62	1,930
Fulton Financial Corp.	200	1,866
International Bancshares Corp.	69	1,798
GEO Group, Inc. REIT	150	1,701
Trustmark Corp.	78	1,670
Service Properties Trust REIT	203	1,614
Mercury General Corp.	33	1,365
Urban Edge Properties REIT	135	1,312
Macerich Co. REIT[1]	138	937
Total Financial		452,641

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 50.2% (continued)
Industrial - 10.1%
Trimble, Inc.*	309	$15,048
Generac Holdings, Inc.*	77	14,910
Cognex Corp.	214	13,932
Nordson Corp.	67	12,852
Graco, Inc.	206	12,638
Lennox International, Inc.	42	11,450
Trex Company, Inc.*	143	10,239
XPO Logistics, Inc.*	113	9,567
Universal Display Corp.	52	9,399
Hubbell, Inc.	67	9,168
Owens Corning	133	9,152
AptarGroup, Inc.	80	9,056
AECOM*	198	8,284
Carlisle Companies, Inc.	67	8,199
Arrow Electronics, Inc.*	96	7,551
Donaldson Company, Inc.	156	7,241
SYNNEX Corp.	51	7,143
Stericycle, Inc.*	113	7,126
Axon Enterprise, Inc.*	78	7,075
TopBuild Corp.*	41	6,998
Lincoln Electric Holdings, Inc.	73	6,719
Tetra Tech, Inc.	67	6,398
Knight-Swift Transportation Holdings, Inc.	156	6,349
Sonoco Products Co.	124	6,333
ITT, Inc.	107	6,318
Oshkosh Corp.	84	6,174
Middleby Corp.*	68	6,100
MSA Safety, Inc.	45	6,038
Landstar System, Inc.	47	5,898
National Instruments Corp.	162	5,783
Jabil, Inc.	167	5,722
Woodward, Inc.	71	5,691
MDU Resources Group, Inc.	248	5,580
AGCO Corp.	75	5,570
Mercury Systems, Inc.*	69	5,345
Littelfuse, Inc.	30	5,320
II-VI, Inc.*	128	5,192
Acuity Brands, Inc.	49	5,015
Curtiss-Wright Corp.	51	4,756
Builders FirstSource, Inc.*	144	4,697
EMCOR Group, Inc.	68	4,604
Regal Beloit Corp.	49	4,599
Timken Co.	83	4,500
Eagle Materials, Inc.	51	4,402
Louisiana-Pacific Corp.	139	4,102
KBR, Inc.	176	3,936
Colfax Corp.*	124	3,889
nVent Electric plc	210	3,715
Silgan Holdings, Inc.	97	3,567
Clean Harbors, Inc.*	63	3,530
EnerSys	52	3,490
Hexcel Corp.*	103	3,455
Coherent, Inc.*	30	3,328
Valmont Industries, Inc.	26	3,229
Avnet, Inc.	122	3,153
Crane Co.	60	3,008
Werner Enterprises, Inc.	71	2,981
Kennametal, Inc.	102	2,952
MasTec, Inc.*	69	2,912
Energizer Holdings, Inc.	72	2,818
Ryder System, Inc.	66	2,788
GATX Corp.	43	2,741
Kirby Corp.*	74	2,676
Vishay Intertechnology, Inc.	164	2,554
Trinity Industries, Inc.	110	2,145
Dycom Industries, Inc.*	39	2,060
O-I Glass, Inc.	194	2,054
Worthington Industries, Inc.	44	1,794
Belden, Inc.	55	1,712
Terex Corp.	86	1,665
Fluor Corp.	154	1,357
Greif, Inc. — Class A	33	1,195
Total Industrial		408,937
Consumer, Non-cyclical - 9.2%
Masimo Corp.*	62	14,636
Charles River Laboratories International, Inc.*	61	13,813
Molina Healthcare, Inc.*	73	13,362
Bio-Techne Corp.	47	11,643
Quidel Corp.*	46	10,092
Jazz Pharmaceuticals plc*	69	9,838
Amedisys, Inc.*	40	9,457
Exelixis, Inc.*	382	9,340
Service Corporation International	218	9,195
Chemed Corp.	19	9,127
Repligen Corp.*	60	8,852
Boston Beer Company, Inc. — Class A*	10	8,834
LHC Group, Inc.*	39	8,290
PRA Health Sciences, Inc.*	79	8,014
Encompass Health Corp.	123	7,993
Penumbra, Inc.*	41	7,970
WEX, Inc.*	54	7,504
Paylocity Holding Corp.*	46	7,425
Darling Ingredients, Inc.*	200	7,206
Hill-Rom Holdings, Inc.	82	6,848
CoreLogic, Inc.	98	6,632
Post Holdings, Inc.*	77	6,622
Ingredion, Inc.	83	6,281
Helen of Troy Ltd.*	31	5,999
Flowers Foods, Inc.	243	5,912
Emergent BioSolutions, Inc.*	56	5,787
Haemonetics Corp.*	63	5,497
United Therapeutics Corp.*	54	5,454
Arrowhead Pharmaceuticals, Inc.*	126	5,426
ManpowerGroup, Inc.	71	5,206
HealthEquity, Inc.*	95	4,880
Aaron's, Inc.	83	4,702
FTI Consulting, Inc.*	44	4,663
Grand Canyon Education, Inc.*	58	4,637
Globus Medical, Inc. — Class A*	93	4,605
Syneos Health, Inc.*	86	4,572
ICU Medical, Inc.*	24	4,386
Lancaster Colony Corp.	24	4,291
LiveRamp Holdings, Inc.*	81	4,193
ASGN, Inc.*	65	4,131
Integra LifeSciences Holdings Corp.*	87	4,108
Grocery Outlet Holding Corp.*	103	4,050

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 50.2% (continued)
Consumer, Non-cyclical - 9.2% (continued)
H&R Block, Inc.	238	$3,877
Medpace Holdings, Inc.*	34	3,799
Nektar Therapeutics*	221	3,666
Hain Celestial Group, Inc.*	103	3,533
Acadia Healthcare Company, Inc.*	110	3,243
Tenet Healthcare Corp.*	130	3,186
NuVasive, Inc.*	63	3,060
Sprouts Farmers Market, Inc.*	146	3,056
Insperity, Inc.	44	2,882
TreeHouse Foods, Inc.*	70	2,837
Sanderson Farms, Inc.	24	2,831
Strategic Education, Inc.	30	2,744
LivaNova plc*	60	2,713
Patterson Companies, Inc.	107	2,579
Brink's Co.	62	2,548
Sabre Corp.	385	2,506
Prestige Consumer Healthcare, Inc.*	62	2,258
Cantel Medical Corp.	46	2,021
Graham Holdings Co. — Class B	5	2,021
Avanos Medical, Inc.*	58	1,927
Ligand Pharmaceuticals, Inc. — Class B*,1	20	1,906
Edgewell Personal Care Co.*	67	1,868
MEDNAX, Inc.*	106	1,726
Avis Budget Group, Inc.*	63	1,658
Adtalem Global Education, Inc.*	64	1,571
WW International, Inc.*	58	1,094
Coty, Inc. — Class A	350	945
Pilgrim's Pride Corp.*	60	898
Tootsie Roll Industries, Inc.[1]	21	649
Total Consumer, Non-cyclical		371,075
Consumer, Cyclical - 8.7%
Pool Corp.	50	16,727
Caesars Entertainment, Inc.*	246	13,791
Penn National Gaming, Inc.*	178	12,940
Toro Co.	133	11,165
Watsco, Inc.	41	9,548
Five Below, Inc.*	69	8,763
Williams-Sonoma, Inc.	96	8,682
IAA, Inc.*	165	8,592
Dunkin' Brands Group, Inc.	102	8,355
Casey's General Stores, Inc.	46	8,172
Gentex Corp.	304	7,828
Deckers Outdoor Corp.*	35	7,701
Scotts Miracle-Gro Co. — Class A	50	7,646
Lear Corp.	67	7,306
RH*	19	7,270
Churchill Downs, Inc.	44	7,208
BJ's Wholesale Club Holdings, Inc.*	170	7,064
Toll Brothers, Inc.	142	6,910
Polaris, Inc.	71	6,698
Thor Industries, Inc.	68	6,478
Lithia Motors, Inc. — Class A	27	6,154
Ollie's Bargain Outlet Holdings, Inc.*	70	6,114
Wyndham Hotels & Resorts, Inc.	115	5,807
Brunswick Corp.	98	5,773
Tempur Sealy International, Inc.*	59	5,262
Skechers USA, Inc. — Class A*	168	5,077
Wingstop, Inc.	37	5,056
Mattel, Inc.*	428	5,007
Wendy's Co.	221	4,927
Texas Roadhouse, Inc. — Class A	81	4,924
Carter's, Inc.	54	4,675
Harley-Davidson, Inc.	189	4,638
Marriott Vacations Worldwide Corp.	51	4,631
Dick's Sporting Goods, Inc.	80	4,630
Foot Locker, Inc.	129	4,261
KB Home	109	4,184
Taylor Morrison Home Corp. — Class A*	160	3,934
AutoNation, Inc.*	72	3,811
JetBlue Airways Corp.*	336	3,807
Fox Factory Holding Corp.*	51	3,791
Kohl's Corp.	194	3,595
MSC Industrial Direct Company, Inc. — Class A	56	3,544
Univar Solutions, Inc.*	209	3,528
Papa John's International, Inc.	41	3,373
Cracker Barrel Old Country Store, Inc.	29	3,325
Wyndham Destinations, Inc.	105	3,230
Columbia Sportswear Co.	37	3,218
Nu Skin Enterprises, Inc. — Class A	63	3,156
Choice Hotels International, Inc.	36	3,095
Boyd Gaming Corp.	99	3,038
Avient Corp.	113	2,990
TRI Pointe Group, Inc.*	161	2,921
FirstCash, Inc.	51	2,918
American Eagle Outfitters, Inc.	184	2,725
Scientific Games Corp. — Class A*	68	2,374
Visteon Corp.*	34	2,354
KAR Auction Services, Inc.	160	2,304
Jack in the Box, Inc.	28	2,221
Goodyear Tire & Rubber Co.	288	2,209
Herman Miller, Inc.	73	2,202
Dana, Inc.	178	2,193
Adient plc*	116	2,010
Healthcare Services Group, Inc.	92	1,981
Six Flags Entertainment Corp.	93	1,888
Delphi Technologies plc*	107	1,788
Urban Outfitters, Inc.*	85	1,769
HNI Corp.	53	1,663
World Fuel Services Corp.	78	1,653
Nordstrom, Inc.[1]	134	1,597
Cinemark Holdings, Inc.[1]	132	1,320
Sally Beauty Holdings, Inc.*	139	1,208
Total Consumer, Cyclical		352,697
Technology - 3.9%
Fair Isaac Corp.*	36	15,314
Monolithic Power Systems, Inc.	51	14,260
Ceridian HCM Holding, Inc.*	160	13,224
PTC, Inc.*	129	10,671

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 50.2% (continued)
Technology - 3.9% (continued)
Cree, Inc.*	135	$8,605
Manhattan Associates, Inc.*	78	7,448
MKS Instruments, Inc.	68	7,428
Lumentum Holdings, Inc.*	92	6,912
CACI International, Inc. — Class A*	31	6,608
CDK Global, Inc.	150	6,538
Science Applications International Corp.	72	5,646
Silicon Laboratories, Inc.*	54	5,284
Cabot Microelectronics Corp.	36	5,141
MAXIMUS, Inc.	75	5,131
Cirrus Logic, Inc.*	72	4,856
Semtech Corp.*	80	4,237
Qualys, Inc.*	42	4,116
J2 Global, Inc.*	55	3,807
ACI Worldwide, Inc.*	144	3,763
NCR Corp.*	159	3,520
Blackbaud, Inc.	61	3,406
Synaptics, Inc.*	42	3,378
Perspecta, Inc.	169	3,287
Teradata Corp.*	135	3,064
CommVault Systems, Inc.*	57	2,326
NetScout Systems, Inc.*	89	1,943
Total Technology		159,913
Basic Materials - 1.9%
RPM International, Inc.	161	13,337
Royal Gold, Inc.	81	9,734
Reliance Steel & Aluminum Co.	79	8,061
Steel Dynamics, Inc.	247	7,072
Ashland Global Holdings, Inc.	67	4,752
Valvoline, Inc.	229	4,360
Chemours Co.	203	4,245
NewMarket Corp.	9	3,081
Sensient Technologies Corp.	52	3,003
Commercial Metals Co.	147	2,937
Cabot Corp.	70	2,522
Ingevity Corp.*	51	2,521
Compass Minerals International, Inc.	42	2,493
Olin Corp.	175	2,167
Minerals Technologies, Inc.	42	2,146
United States Steel Corp.[1]	272	1,996
Domtar Corp.	68	1,786
Total Basic Materials		76,213
Energy - 1.8%
SolarEdge Technologies, Inc.*	62	14,777
Enphase Energy, Inc.*	156	12,884
Sunrun, Inc.*	157	12,100
First Solar, Inc.*	104	6,885
Equitrans Midstream Corp.	502	4,247
Murphy USA, Inc.*	33	4,233
Equities Corp.	316	4,086
Cimarex Energy Co.	126	3,065
CNX Resources Corp.*	277	2,615
WPX Energy, Inc.*	499	2,445
Antero Midstream Corp.	353	1,896
ChampionX Corp.*	230	1,838
Murphy Oil Corp.	178	1,588
Total Energy		72,659
Utilities - 1.7%
Essential Utilities, Inc.	276	11,109
UGI Corp.	257	8,476
OGE Energy Corp.	247	7,408
IDACORP, Inc.	62	4,954
National Fuel Gas Co.	112	4,546
Hawaiian Electric Industries, Inc.	135	4,487
ONE Gas, Inc.	65	4,486
Southwest Gas Holdings, Inc.	69	4,354
Black Hills Corp.	77	4,119
PNM Resources, Inc.	98	4,050
Spire, Inc.	63	3,351
ALLETE, Inc.	64	3,311
New Jersey Resources Corp.	118	3,188
NorthWestern Corp.	62	3,016
Total Utilities		70,855
Communications - 1.7%
FactSet Research Systems, Inc.	47	15,739
Cable One, Inc.	6	11,313
GrubHub, Inc.*	114	8,246
New York Times Co. — Class A	178	7,617
Ciena Corp.*	190	7,541
TEGNA, Inc.	270	3,172
ViaSat, Inc.*	79	2,717
World Wrestling Entertainment, Inc. — Class A	58	2,347
TripAdvisor, Inc.	119	2,331
Telephone & Data Systems, Inc.	123	2,268
InterDigital, Inc.	37	2,111
John Wiley & Sons, Inc. — Class A	54	1,712
Yelp, Inc. — Class A*	85	1,708
AMC Networks, Inc. — Class A*	49	1,211
Total Communications		70,033
Total Common Stocks
(Cost $1,656,963)		2,035,023

MUTUAL FUNDS† - 32.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	77,982	778,256
Guggenheim Strategy Fund II2	21,148	528,058
Total Mutual Funds
(Cost $1,280,892)		1,306,314
	Face Amount
FEDERAL AGENCY NOTES†† - 7.5%
Federal Farm Credit Bank
2.45% due 12/04/28	$300,000	301,093
Total Federal Agency Notes
(Cost $302,262)		301,093

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$163,000	$162,995
Total U.S. Treasury Bills
(Cost $162,995)		162,995

REPURCHASE AGREEMENTS††,5 - 10.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[6]	238,170	238,170
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	99,133	99,133
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[6]	90,211	90,211
Total Repurchase Agreements
(Cost $427,514)		427,514

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	5,841	5,841
Total Securities Lending Collateral
(Cost $5,841)		5,841
Total Investments - 104.5%
(Cost $3,836,467)		$4,238,780
Other Assets & Liabilities, net - (4.5)%		(183,662)
Total Net Assets - 100.0%		$4,055,118

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	8	Dec 2020	$1,484,320	$5,349

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	0.59% (1 Month USD LIBOR + 0.45%)	At Maturity	11/18/20	370	$687,838	$18,222
Barclays Bank plc	S&P MidCap 400 Index	0.45% (1 Week USD LIBOR + 0.35%)	At Maturity	11/17/20	662	1,232,240	676
Goldman Sachs International	S&P MidCap 400 Index	0.50% (1 Week USD LIBOR + 0.40%)	At Maturity	11/19/20	337	626,373	344
						$2,546,451	$19,242

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,035,023	$—	$—	$2,035,023
Mutual Funds	1,306,314	—	—	1,306,314
Federal Agency Notes	—	301,093	—	301,093
U.S. Treasury Bills	—	162,995	—	162,995
Repurchase Agreements	—	427,514	—	427,514
Securities Lending Collateral	5,841	—	—	5,841
Equity Futures Contracts**	5,349	—	—	5,349
Equity Index Swap Agreements**	—	19,242	—	19,242
Total Assets	$3,352,527	$910,844	$—	$4,263,371

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,140,345	$340,169	$(950,000)	$(11,775)	$9,319	$528,058	21,148	$7,403
Guggenheim Ultra Short Duration Fund — Institutional Class	762,708	2,605,160	(2,600,000)	(5,159)	15,547	778,256	77,982	12,336
	$1,903,053	$2,945,329	$(3,550,000)	$(16,934)	$24,866	$1,306,314		$19,739

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 36.3%
Consumer, Non-cyclical - 10.2%
Wright Medical Group N.V.*,1	27,046	$825,985
Momenta Pharmaceuticals, Inc.*	11,323	594,231
Aimmune Therapeutics, Inc.*	17,174	591,644
Livongo Health, Inc.*	3,435	481,072
Immunomedics, Inc.*	5,528	470,046
Craft Brew Alliance, Inc.*,††,1,2	27,165	448,223
Varian Medical Systems, Inc.*,1	2,193	377,196
Cellular Biomedicine Group, Inc.*	9,769	179,163
Total Consumer, Non-cyclical		3,967,560
Consumer, Cyclical - 6.7%
Tiffany & Co.[1]	10,434	1,208,779
Delphi Technologies plc*,1	46,317	773,957
BMC Stock Holdings, Inc.*	8,813	377,461
Hudson Ltd. — Class A*	30,936	235,113
Total Consumer, Cyclical		2,595,310
Communications - 5.9%
TD Ameritrade Holding Corp.[1]	14,623	572,490
E*TRADE Financial Corp.[1]	11,202	560,660
Acacia Communications, Inc.*,1	7,406	499,165
Cincinnati Bell, Inc.*,1	29,471	442,065
GCI Liberty, Inc. — Class A*	2,996	245,552
Total Communications		2,319,932
Financial - 5.9%
Willis Towers Watson plc[1]	4,510	941,778
National General Holdings Corp.[1]	18,488	623,970
Jernigan Capital, Inc. REIT	21,887	375,143
Taubman Centers, Inc. REIT	6,577	218,948
Genworth Financial, Inc. — Class A*	33,151	111,056
Dime Community Bancshares, Inc.	1,992	22,530
Total Financial		2,293,425
Technology - 3.1%
Maxim Integrated Products, Inc.[1]	7,345	496,595
Rosetta Stone, Inc.*	15,754	472,305
Virtusa Corp.*,1	4,707	231,396
Total Technology		1,200,296
Industrial - 2.9%
Advanced Disposal Services, Inc.*,1	20,701	625,791
Fitbit, Inc. — Class A*,1	73,771	513,446
Total Industrial		1,139,237
Energy - 1.6%
Vivint Solar, Inc.*	14,883	630,295
Total Common Stocks
(Cost $13,735,838)		14,146,055

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.	5,855	13,174
Lantheus Holdings, Inc. †††	41,807	—
Alexion Pharmaceuticals, Inc. †††	32,749	—
Total Rights
(Cost $13,467)		13,174

MUTUAL FUNDS† - 30.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	514,640	5,136,112
Guggenheim Strategy Fund III[3]	97,224	2,437,401
Guggenheim Strategy Fund II3	86,341	2,155,939
Guggenheim Variable Insurance Strategy Fund III[3]	84,907	2,122,683
Total Mutual Funds
(Cost $11,806,251)		11,852,135

CLOSED-END FUNDS† - 9.3%
Invesco Dynamic Credit Opportunities Fund	12,198	112,353
Apollo Senior Floating Rate Fund, Inc.	8,722	111,816
Nuveen New Jersey Quality Municipal Income Fund	8,142	110,161
PGIM Global High Yield Fund, Inc.	8,280	109,710
Western Asset Inflation-Linked Opportunities & Income Fund	9,613	108,050
Morgan Stanley Emerging Markets Debt Fund, Inc.	12,714	106,670
Invesco Senior Income Trust	27,982	102,414
RMR Mortgage Trust	11,162	101,016
Nuveen Short Duration Credit Opportunities Fund[2]	8,098	100,253
Royce Micro-Capital Trust, Inc.	13,057	100,147
CBRE Clarion Global Real Estate Income Fund	16,235	97,085
BlackRock Resources & Commodities Strategy Trust	15,584	92,725
Nuveen Real Asset Income and Growth Fund	7,420	89,485
General American Investors Company, Inc.	2,620	88,949
Lazard Global Total Return and Income Fund, Inc.	4,772	74,061
Tortoise Power and Energy Infrastructure Fund, Inc.	7,895	67,265
BlackRock California Municipal Income Trust	5,098	67,243
Gabelli Global Small and Mid Capital Value Trust	6,370	64,273
Nuveen Real Estate Income Fund	8,414	63,526
Miller/Howard High Dividend Fund	10,168	62,635
Voya Infrastructure Industrials and Materials Fund	5,587	53,132
Gabelli Healthcare & WellnessRx Trust	4,900	50,568
Clough Global Equity Fund	4,180	46,858
Nuveen Ohio Quality Municipal Income Fund	2,796	42,024
Franklin Universal Trust	5,851	39,904

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Adams Diversified Equity Fund, Inc.	2,134	$34,592
New Germany Fund, Inc.	2,041	34,452
European Equity Fund, Inc.	3,087	29,200
Nuveen Senior Income Fund	6,033	29,139
Sprott Focus Trust, Inc.	4,292	25,537
Swiss Helvetia Fund, Inc.	2,812	23,283
Neuberger Berman California Municipal Fund, Inc.	1,585	20,510
Aberdeen Japan Equity Fund, Inc.	2,300	19,033
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	2,426	18,632
Neuberger Berman New York Municipal Fund, Inc.	1,560	18,158
Korea Fund, Inc.	482	14,291
Nuveen Credit Strategies Income Fund	1,574	9,302
Herzfeld Caribbean Basin Fund, Inc.	2,578	9,255
Voya International High Dividend Equity Income Fund	1,844	8,169
BlackRock New York Municipal Income Trust II	581	7,902
Nuveen California Municipal Value Fund [2]	503	7,867
Nuveen Floating Rate Income Opportunity Fund	950	7,790
Credit Suisse Asset Management Income Fund, Inc.	2,599	7,641
AllianceBernstein National Municipal Income Fund, Inc.	547	7,625
Pioneer Floating Rate Trust	754	7,615
BNY Mellon Municipal Income, Inc.	881	7,603
New Ireland Fund, Inc.	899	7,561
BlackRock Credit Allocation Income Trust	531	7,551
BlackRock MuniHoldings Quality Fund, Inc.	586	7,548
BlackRock Municipal 2030 Target Term Trust	302	7,547
Eaton Vance Municipal Income Trust	589	7,545
BlackRock MuniYield New Jersey Fund, Inc.	547	7,543
Nuveen AMT-Free Quality Municipal Income Fund	525	7,529
BlackRock MuniHoldings California Quality Fund, Inc.	538	7,521
Federated Hermes Premier Municipal Income Fund	527	7,520
Invesco California Value Municipal Income Trust	601	7,506
MFS Intermediate High Income Fund	3,221	7,505
BlackRock Municipal Income Quality Trust	527	7,505
Eaton Vance Municipal Bond Fund	569	7,494
Nuveen Quality Municipal Income Fund	516	7,492
BlackRock MuniEnhanced Fund, Inc.	663	7,492
Nuveen Michigan Quality Municipal Income Fund	528	7,487
Credit Suisse High Yield Bond Fund	3,545	7,480
DTF Tax-Free Income, Inc.	517	7,465
Delaware Investments Colorado Municipal Income Fund, Inc.	536	7,450
Cohen & Steers REIT and Preferred and Income Fund, Inc.	369	7,450
BlackRock MuniYield Quality Fund III, Inc.	554	7,446
Invesco Quality Municipal Income Trust	602	7,441
BlackRock MuniHoldings Quality Fund II, Inc.	584	7,440
Nuveen AMT-Free Municipal Credit Income Fund	475	7,439
BlackRock MuniYield Investment Fund	556	7,434
MFS Municipal Income Trust	1,156	7,433
DWS Strategic Municipal Income Trust	685	7,432
Eaton Vance Senior Income Trust	1,266	7,431
BlackRock MuniYield Michigan Quality Fund, Inc.	530	7,431
BlackRock MuniYield Quality Fund II, Inc.	568	7,429
BlackRock MuniHoldings Investment Quality Fund	554	7,429
BlackRock MuniHoldings Fund II, Inc.	506	7,423
Nuveen AMT-Free Municipal Value Fund	464	7,415
BlackRock Municipal Income Investment Trust	572	7,413
Nuveen California AMT-Free Quality Municipal Income Fund	485	7,406
Nuveen Floating Rate Income Fund[2]	891	7,404
Pioneer Municipal High Income Advantage Trust	678	7,404
Tekla Life Sciences Investors	421	7,401
Nuveen Maryland Quality Municipal Income Fund	562	7,396
BlackRock MuniVest Fund, Inc.	852	7,395
John Hancock Income Securities Trust	488	7,391
Western Asset Municipal High Income Fund, Inc.	992	7,390
Western Asset Intermediate Muni Fund, Inc.	815	7,384
Invesco Advantage Municipal Income Trust II	683	7,383
Nuveen California Quality Municipal Income Fund	507	7,382

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
BlackRock Debt Strategies Fund, Inc.	742	$7,375
BlackRock MuniYield Pennsylvania Quality Fund	530	7,372
Western Asset Municipal Partners Fund, Inc.	513	7,372
BlackRock Strategic Municipal Trust	553	7,371
BlackRock Maryland Municipal Bond Trust	527	7,371
Source Capital, Inc.	200	7,370
Invesco Value Municipal Income Trust	501	7,370
BlackRock MuniVest Fund II, Inc.	528	7,360
Nuveen Municipal Credit Income Fund	501	7,360
Gabelli Global Utility & Income Trust	457	7,358
Voya Prime Rate Trust	1,668	7,356
Eaton Vance California Municipal Income Trust	553	7,355
Ivy High Income Opportunities Fund	618	7,354
Pioneer Municipal High Income Trust	635	7,353
BlackRock Muni Intermediate Duration Fund, Inc.	524	7,352
DWS Municipal Income Trust	663	7,346
BlackRock Municipal Bond Trust	483	7,342
Western Asset Managed Municipals Fund, Inc.	602	7,338
Invesco Municipal Opportunity Trust	600	7,332
Nuveen New Jersey Municipal Value Fund	531	7,328
BlackRock New York Municipal Income Trust	540	7,322
First Trust High Income Long/Short Fund	526	7,322
MFS High Yield Municipal Trust	1,743	7,321
Delaware Investments Minnesota Municipal Income Fund II, Inc.	563	7,319
Eaton Vance New York Municipal Bond Fund	620	7,316
Eaton Vance California Municipal Bond Fund	644	7,316
Nuveen Pennsylvania Quality Municipal Income Fund	544	7,311
BlackRock MuniYield California Quality Fund, Inc.	509	7,309
Nuveen Georgia Quality Municipal Income Fund	599	7,308
MFS Investment Grade Municipal Trust	778	7,305
Nuveen New York AMT-Free Quality Municipal Income Fund	568	7,305
Eaton Vance Senior Floating-Rate Trust	628	7,304
MFS High Income Municipal Trust	1,547	7,302
Invesco Trust for Investment Grade Municipals	587	7,291
BlackRock Floating Rate Income Trust	649	7,288
Neuberger Berman High Yield Strategies Fund, Inc.	657	7,286
BlackRock MuniHoldings Fund, Inc.	479	7,286
Delaware Investments National Municipal Income Fund	590	7,280
Invesco Trust for Investment Grade New York Municipals	588	7,280
PGIM High Yield Bond Fund, Inc.	527	7,278
BlackRock Multi-Sector Income Trust	461	7,274
BNY Mellon High Yield Strategies Fund	2,684	7,274
Tekla Healthcare Opportunities Fund	402	7,272
BlackRock MuniYield California Fund, Inc.	525	7,271
Voya Asia Pacific High Dividend Equity Income Fund	918	7,271
Eaton Vance Floating-Rate Income Trust	612	7,270
Eaton Vance New York Municipal Income Trust	568	7,270
BlackRock Limited Duration Income Trust	494	7,267
BlackRock MuniHoldings New York Quality Fund, Inc.	539	7,255
Templeton Emerging Markets Fund/United States	472	7,255
John Hancock Tax-Advantaged Dividend Income Fund	380	7,254
Eaton Vance Floating-Rate Income Plus Fund	517	7,248
Western Asset High Income Opportunity Fund, Inc.	1,479	7,247
BlackRock MuniYield Fund, Inc.	540	7,247
BlackRock Floating Rate Income Strategies Fund, Inc.	630	7,245
Voya Emerging Markets High Income Dividend Equity Fund	1,096	7,245
Invesco Municipal Trust	603	7,242
First Trust Senior Floating Rate Income Fund II	660	7,240
Tekla Healthcare Investors	351	7,238
BlackRock Municipal Income Investment Quality Trust	512	7,235
Invesco Pennsylvania Value Municipal Income Trust	590	7,233
Nuveen New York Quality Municipal Income Fund	529	7,231
BlackRock New York Municipal Income Quality Trust	552	7,215
Cohen & Steers Quality Income Realty Fund, Inc.	649	7,210
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	530	7,203

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
BNY Mellon Strategic Municipal Bond Fund, Inc.	988	$7,203
Virtus Total Return Fund, Inc.	919	7,196
Aberdeen Total Dynamic Dividend Fund	905	7,186
Calamos Dynamic Convertible & Income Fund	314	7,184
Wells Fargo Income Opportunities Fund	984	7,183
Liberty All-Star Equity Fund	1,195	7,182
Western Asset High Income Fund II, Inc.	1,121	7,174
Invesco High Income Trust II	585	7,172
AllianceBernstein Global High Income Fund, Inc.	682	7,168
Franklin Limited Duration Income Trust	840	7,165
Eaton Vance Tax-Advantaged Dividend Income Fund	363	7,151
BlackRock MuniYield New York Quality Fund, Inc.	563	7,150
Gabelli Convertible and Income Securities Fund, Inc.	1,323	7,144
Western Asset Premier Bond Fund	552	7,132
Nuveen Core Equity Alpha Fund	555	7,104
John Hancock Investors Trust	448	7,092
Nuveen Global High Income Fund	524	7,090
Western Asset Global Corporate Defined Opportunity Fund, Inc.	428	7,088
Aberdeen Global Dynamic Dividend Fund	768	7,073
Western Asset High Yield Defined Opportunity Fund, Inc.	504	7,071
MFS Multimarket Income Trust	1,258	7,070
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,904	7,064
Wells Fargo Multi-Sector Income Fund	657	7,063
Nuveen Tax-Advantaged Dividend Growth Fund	540	7,058
Tri-Continental Corp.	272	7,053
Gabelli Dividend & Income Trust	383	7,028
Western Asset Inflation - Linked Securities & Income Fund	576	7,016
Western Asset Emerging Markets Debt Fund, Inc.	569	7,010
Royce Global Value Trust, Inc.	570	7,000
AllianzGI Convertible & Income Fund II	1,703	7,000
Aberdeen Global Premier Properties Fund	1,518	6,998
First Trust Dynamic Europe Equity Income Fund	696	6,995
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	336	6,985
Delaware Investments Dividend & Income Fund, Inc.	864	6,972
First Trust Aberdeen Global Opportunity Income Fund	728	6,967
Eaton Vance Tax-Advantaged Global Dividend Income Fund	468	6,959
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,364	6,943
AllianzGI Convertible & Income Fund	1,515	6,939
Calamos Convertible and High Income Fund	594	6,932
Eaton Vance Tax-Managed Buy-Wr	773	6,926
Calamos Convertible Opportunities and Income Fund	629	6,925
GAMCO Global Gold Natural Resources & Income Trust	2,030	6,922
Ellsworth Growth and Income Fund Ltd.	599	6,918
AllianzGI Diversified Income & Convertible Fund	273	6,918
Bancroft Fund Ltd.	278	6,908
LMP Capital and Income Fund, Inc.	674	6,875
Nuveen Tax-Advantaged Total Return Strategy Fund	858	6,873
Wells Fargo Global Dividend Opportunity Fund	1,621	6,857
Virtus Global Multi-Sector Income Fund	636	6,856
Aberdeen Australia Equity Fund, Inc.	1,537	6,855
First Trust Aberdeen Emerging Opportunity Fund	567	6,830
Royce Value Trust, Inc.	540	6,826
Duff & Phelps Utility and Infrastructure Fund, Inc.	661	6,822
First Trust Specialty Finance and Financial Opportunities Fund	2,734	6,261
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	423	4,869
Total Closed-End Funds
(Cost $3,571,425)		3,603,279

	Face Amount
U.S. TREASURY BILLS†† - 14.2%
U.S. Treasury Bills
0.16% due 10/01/20[4,5]	$4,000,000	$4,000,000

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 14.2% (continued)
0.08% due 10/15/20[5,6]	$1,529,000	$1,528,954
Total U.S. Treasury Bills
(Cost $5,528,949)		5,528,954

REPURCHASE AGREEMENTS††,7 - 3.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	710,195	710,195
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	295,603	295,603
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	268,998	268,998
Total Repurchase Agreements
(Cost $1,274,796)		1,274,796

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[9]	230,826	230,826
Total Securities Lending Collateral
(Cost $230,826)		230,826
Total Investments - 94.2%
(Cost $36,161,552)		36,649,219

COMMON STOCKS SOLD SHORT† - (13.3)%
Communications - (0.6)%
Liberty Broadband Corp. — Class C*	1,738	(248,308)
Industrial - (0.9)%
Builders FirstSource, Inc.*	11,567	(377,315)
Consumer, Non-cyclical - (1.2)%
Teladoc Health, Inc.*	2,034	(445,934)
Technology - (1.4)%
Analog Devices, Inc.	4,627	(540,156)
Energy - (1.6)%
Sunrun, Inc.*	8,186	(630,895)
Consumer, Cyclical - (2.0)%
BorgWarner, Inc.	19,949	(772,824)
Financial - (5.6)%
Bridge Bancorp, Inc.	1,310	(22,833)
Morgan Stanley	11,686	(565,018)
Charles Schwab Corp.	15,847	(574,137)
Aon plc — Class A	4,871	(1,004,887)
Total Financial		(2,166,875)
Total Common Stocks Sold Short
(Proceeds $4,555,687)		(5,182,307)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.0)%
iShares Preferred & Income Securities ETF	10	(364)
iShares Latin America 40 ETF	97	(2,043)
SPDR Gold Shares — Class D*	14	(2,480)
VanEck Vectors High Yield Muni ETF	80	(4,784)
iShares MSCI All Country Asia ex Japan ETF	84	(6,482)
SPDR S&P Biotech ETF	61	(6,797)
iShares MSCI Emerging Markets ETF	155	(6,834)
iShares Agency Bond ETF	67	(8,112)
iShares iBoxx $ Investment Grade Corporate Bond ETF	91	(12,259)
iShares Core High Dividend ETF	183	(14,728)
Utilities Select Sector SPDR Fund	263	(15,617)
VanEck Vectors Gold Miners ETF	486	(19,032)
Energy Select Sector SPDR Fund	976	(29,231)
SPDR Bloomberg Barclays Convertible Securities ETF	687	(47,327)
Health Care Select Sector SPDR Fund	480	(50,630)
iShares 7-10 Year Treasury Bond ETF	458	(55,794)
iShares Russell 1000 Growth ETF	294	(63,766)
iShares TIPS Bond ETF	571	(72,232)
iShares JP Morgan USD Emerging Markets Bond ETF	711	(78,843)
iShares Mortgage Real Estate ETF	3,667	(94,462)
iShares Core U.S. Aggregate Bond ETF	935	(110,386)
iShares Russell 1000 Value ETF	1,178	(139,157)
iShares Floating Rate Bond ETF	3,097	(157,080)
SPDR S&P 500 ETF Trust	578	(193,566)
iShares Russell 2000 Index ETF	1,666	(249,550)
iShares iBoxx High Yield Corporate Bond ETF	3,506	(294,153)
iShares U.S. Real Estate ETF	4,898	(391,057)
iShares MSCI EAFE ETF	7,886	(501,944)
Invesco Senior Loan ETF	25,207	(548,000)
iShares National Muni Bond ETF	6,116	(709,028)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,942,885)		(3,885,738)
Total Securities Sold Short - (23.3)%
(Proceeds $8,498,572)		$(9,068,045)
Other Assets & Liabilities, net - 29.1%		11,325,802
Total Net Assets - 100.0%		$38,906,976

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - 30 year Bond Futures Contracts	3	Dec 2020	$783,603	$20,757
Long Gilt Futures Contracts††	12	Dec 2020	2,107,564	16,386
Canadian Government 10 Year Bond Futures Contracts	22	Dec 2020	2,508,912	10,042
U.S. Treasury 10 Year Note Futures Contracts	55	Dec 2020	7,672,500	6,511
U.S. Treasury Long Bond Futures Contracts	5	Dec 2020	880,625	4,820
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2020	442,875	4,434
Australian Government 10 Year Bond Futures Contracts	12	Dec 2020	1,279,479	2,134
Euro - OATS Futures Contracts††	12	Dec 2020	2,371,710	(2,256)
			$18,047,268	$62,828

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	37	Mar 2021	$1,063,750	$21,701
S&P 500 Index Mini Futures Contracts	3	Dec 2020	502,462	13,398
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2020	228,050	9,502
CBOE Volatility Index Futures Contracts	4	Dec 2020	123,000	2,199
OMX Stockholm 30 Index Futures Contracts	2	Oct 2020	40,546	1,032
CBOE Volatility Index Futures Contracts	5	Jan 2021	148,750	(135)
CBOE Volatility Index Futures Contracts	13	Feb 2021	380,250	(2,282)
			$2,486,808	$45,415

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	119	Jun 2021	$1,712,648	$42,190
Soybean Futures Contracts	20	Nov 2020	1,022,000	22,561
Gold 100 oz. Futures Contracts	5	Dec 2020	945,750	13,403
Copper Futures Contracts	7	Dec 2020	529,113	8,577
NY Harbor ULSD Futures Contracts	8	Oct 2020	385,627	5,272
Gasoline RBOB Futures Contracts	13	Nov 2020	632,869	5,095
Soybean Meal Futures Contracts	34	Mar 2021	1,150,220	2,772
Wheat Futures Contracts	1	Dec 2020	28,900	1,860
Live Cattle Futures Contracts	13	Dec 2020	583,700	(1,736)
LME Zinc Futures Contracts	4	Nov 2020	239,700	(2,107)
LME Nickel Futures Contracts	4	Nov 2020	348,030	(10,808)
Natural Gas Futures Contracts	33	Dec 2020	1,080,750	(18,504)
Silver Futures Contracts	2	Dec 2020	233,550	(32,801)
			$8,892,857	$35,774

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	36	Dec 2020	$4,269,600	$25,766
New Zealand Dollar Futures Contracts	32	Dec 2020	2,116,800	(5,668)
Euro FX Futures Contracts	26	Dec 2020	3,815,825	(37,603)
Canadian Dollar Futures Contracts	83	Dec 2020	6,234,130	(46,673)
British Pound Futures Contracts	72	Dec 2020	5,809,050	(48,383)
			$22,245,405	$(112,561)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	103	Dec 2020	$14,005,425	$140,182
Australian Dollar Futures Contracts	9	Dec 2020	644,400	8,680
			$14,649,825	$148,862

Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	7	Oct 2020	$394,294	$17,612
IBEX 35 Index Futures Contracts††	5	Oct 2020	392,736	16,149
CBOE Volatility Index Futures Contracts	11	Oct 2020	332,750	11,716
FTSE 100 Index Futures Contracts	5	Dec 2020	376,107	10,304
FTSE MIB Index Futures Contracts	3	Dec 2020	333,128	9,186
Euro STOXX 50 Index Futures Contracts	8	Dec 2020	298,569	7,192
SPI 200 Index Futures Contracts	4	Dec 2020	416,440	4,437

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
Amsterdam Index Futures Contracts	3	Oct 2020	$385,362	$2,671
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2020	288,927	1,715
Russell 2000 Index Mini Futures Contracts	2	Dec 2020	150,530	(115)
Hang Seng Index Futures Contracts††	3	Oct 2020	459,757	(1,063)
CBOE Volatility Index Futures Contracts	17	Nov 2020	554,200	(8,369)
			$4,382,800	$71,435

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	7	Dec 2020	$1,432,594	$150
Euro - BTP Italian Government Bond Futures Contracts	3	Dec 2020	519,493	(238)
			$1,952,087	$(88)

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	11	Oct 2020	$279,290	$22,682
Coffee 'C' Futures Contracts	9	Dec 2020	374,119	10,909
Live Cattle Futures Contracts	23	Apr 2021	1,081,460	3,956
LME Lead Futures Contracts	5	Nov 2020	226,894	3,741
Soybean Oil Futures Contracts	5	Dec 2020	99,510	2,181
Brent Crude Futures Contracts	4	Oct 2020	168,320	728
Natural Gas Futures Contracts	26	Nov 2020	812,500	234
Cattle Feeder Futures Contracts	1	Jan 2021	70,725	(3)
Cocoa Futures Contracts	1	Dec 2020	25,380	(639)
LME Primary Aluminum Futures Contracts	2	Nov 2020	87,602	(1,208)
Gasoline RBOB Futures Contracts	14	Dec 2020	681,080	(3,816)
Soybean Meal Futures Contracts	22	Dec 2020	753,720	(4,506)
Brent Crude Futures Contracts	8	Dec 2020	343,520	(5,031)
Low Sulphur Gas Oil Futures Contracts	11	Nov 2020	371,525	(6,531)
WTI Crude Futures Contracts	7	Oct 2020	279,790	(6,719)
WTI Crude Futures Contracts	9	Dec 2020	364,860	(7,113)
NY Harbor ULSD Futures Contracts	20	Dec 2020	987,672	(8,987)
Corn Futures Contracts	14	Dec 2020	265,300	(11,053)
Gasoline RBOB Futures Contracts	5	Oct 2020	246,855	(14,482)
Lean Hogs Futures Contracts	9	Dec 2020	227,520	(18,078)
Hard Red Winter Wheat Futures Contracts	15	Dec 2020	381,938	(31,029)
Sugar #11 Futures Contracts	89	Feb 2021	1,341,693	(35,387)
			$9,471,273	$(110,151)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$3,036,185	$215,965

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements †† (continued)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$3,041,846	$126,774
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	5,963,616	20,307
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	5,963,616	(2,923)
					$18,005,263	$360,123
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$3,651,344	$(118,515)
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.11%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	3,524,955	(115,262)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.11%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	2,847,228	84,743
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	2,847,229	85,246
					$12,870,756	$(63,788)

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	2,824	5.78%	$94,177
Innovative Industrial Properties, Inc.	1,652	6.75%	70,588
Sun Communities, Inc.	1,092	5.06%	38,209
Invitation Homes, Inc.	5,172	4.77%	30,341
Terreno Realty Corp.	2,205	3.98%	29,828
Equity LifeStyle Properties, Inc.	2,071	4.18%	27,713
AGNC Investment Corp.	11,775	5.39%	14,890
Healthcare Trust of America, Inc. — Class A	5,118	4.38%	8,288
American Homes 4 Rent — Class A	5,204	4.88%	7,123
Healthpeak Properties, Inc.	3,662	3.27%	2,538
National Storage Affiliates Trust	3,615	3.89%	1,522
Iron Mountain, Inc.	4,515	3.98%	1,418
NETSTREIT Corp.	2,588	1.56%	1,371
Crown Castle International Corp.	349	1.91%	(1)
CyrusOne, Inc.	840	1.94%	(542)
Sunstone Hotel Investors, Inc.	6,886	1.80%	(1,471)
Regency Centers Corp.	1,328	1.66%	(2,487)
MGM Growth Properties LLC — Class A	3,991	3.68%	(2,909)
Cousins Properties, Inc.	4,031	3.80%	(3,357)
Ventas, Inc.	2,843	3.93%	(5,053)
Weingarten Realty Investors	3,488	1.95%	(5,300)
Americold Realty Trust	3,138	3.69%	(6,530)
Corporate Office Properties Trust	4,730	3.70%	(12,530)
Columbia Property Trust, Inc.	9,866	3.55%	(15,337)
Sabra Health Care REIT, Inc.	8,240	3.74%	(22,547)
Highwoods Properties, Inc.	2,847	3.15%	(23,712)
Total Financial			226,230
Consumer, Cyclical
Wyndham Hotels & Resorts, Inc.	1,131	1.88%	(2,536)
Wynn Resorts Ltd.	739	1.75%	(7,729)
Total Consumer, Cyclical			(10,265)
Total MS Equity Market Neutral Long Custom Basket			$215,965

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Kimco Realty Corp.	9,555	(3.77)%	74,254
RLJ Lodging Trust	8,872	(2.70)%	38,823
Paramount Group, Inc.	19,361	(4.81)%	13,217
Kilroy Realty Corp.	2,278	(4.16)%	12,387
Vornado Realty Trust	3,356	(3.97)%	9,536
Park Hotels & Resorts, Inc.	7,479	(2.62)%	9,492
UDR, Inc.	2,129	(2.44)%	9,307
National Retail Properties, Inc.	2,400	(2.91)%	4,895
Monmouth Real Estate Investment Corp.	10,548	(5.13)%	4,508
Hersha Hospitality Trust	10,536	(2.05)%	3,799
Brandywine Realty Trust	11,081	(4.02)%	1,254
Industrial Logistics Properties Trust	2,845	(2.19)%	519
AvalonBay Communities, Inc.	1,020	(5.35)%	424
Digital Realty Trust, Inc.	401	(2.07)%	(145)
Essential Properties Realty Trust, Inc.	3,202	(2.06)%	(561)
Global Net Lease, Inc.	5,714	(3.19)%	(2,474)
Welltower, Inc.	996	(1.93)%	(3,331)
Public Storage	544	(4.26)%	(3,689)
Hudson Pacific Properties, Inc.	5,532	(4.26)%	(3,810)
Brixmor Property Group, Inc.	7,193	(2.95)%	(4,387)
STAG Industrial, Inc.	4,054	(4.34)%	(5,007)
Physicians Realty Trust	7,444	(4.68)%	(7,536)
Kennedy-Wilson Holdings, Inc.	8,570	(4.37)%	(7,539)
CBRE Group, Inc. — Class A	2,146	(3.54)%	(10,086)
Pebblebrook Hotel Trust	5,832	(2.57)%	(12,003)
Four Corners Property Trust, Inc.	2,695	(2.42)%	(19,810)
STORE Capital Corp.	6,483	(6.25)%	(40,589)
Total Financial			61,448
Exchange Traded Funds
Vanguard Real Estate ETF	1,091	(3.03)%	20,836
Consumer, Cyclical
Hilton Worldwide Holdings, Inc.	653	(1.96)%	2,962
Total MS Equity Market Neutral Short Custom Basket			$85,246

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	2,824	5.78%	$94,141
Innovative Industrial Properties, Inc.	1,652	6.74%	72,475
Invitation Homes, Inc.	5,172	4.76%	20,947
Terreno Realty Corp.	2,205	3.97%	16,243
AGNC Investment Corp.	11,775	5.38%	14,994
Sun Communities, Inc.	1,092	5.05%	11,481
Healthcare Trust of America, Inc. — Class A	5,118	4.37%	7,563
American Homes 4 Rent — Class A	5,204	4.87%	7,076
Iron Mountain, Inc.	4,515	3.98%	1,458
NETSTREIT Corp.	2,898	1.74%	1,185
National Storage Affiliates Trust	3,615	3.89%	1,053
Equity LifeStyle Properties, Inc.	2,071	4.17%	135
Crown Castle International Corp.	349	1.91%	(6)
CyrusOne, Inc.	840	1.93%	(567)
Sunstone Hotel Investors, Inc.	6,886	1.80%	(1,475)
Regency Centers Corp.	1,328	1.66%	(2,507)
MGM Growth Properties LLC — Class A	3,991	3.67%	(3,034)
Cousins Properties, Inc.	4,031	3.79%	(3,086)
Weingarten Realty Investors	3,488	1.94%	(5,259)
Ventas, Inc.	2,843	3.92%	(5,307)
Americold Realty Trust	3,138	3.69%	(6,491)
Healthpeak Properties, Inc.	3,662	3.27%	(9,784)
Corporate Office Properties Trust	4,730	3.69%	(12,469)
Columbia Property Trust, Inc.	9,866	3.54%	(15,156)
Sabra Health Care REIT, Inc.	8,240	3.73%	(22,834)
Highwoods Properties, Inc.	2,847	3.14%	(23,787)
Total Financial			136,989
Consumer, Cyclical
Wyndham Hotels & Resorts, Inc.	1,131	1.88%	(2,495)
Wynn Resorts Ltd.	739	1.74%	(7,720)
Total Consumer, Cyclical			(10,215)
Total GS Equity Market Neutral Long Custom Basket			$126,774

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Kimco Realty Corp.	9,555	(3.77)%	73,702
RLJ Lodging Trust	8,872	(2.70)%	38,608
Paramount Group, Inc.	19,361	(4.81)%	13,377
Kilroy Realty Corp.	2,278	(4.16)%	12,081
Vornado Realty Trust	3,356	(3.97)%	9,579
Park Hotels & Resorts, Inc.	7,479	(2.62)%	9,476
UDR, Inc.	2,129	(2.44)%	9,318
National Retail Properties, Inc.	2,400	(2.91)%	4,847
Monmouth Real Estate Investment Corp.	10,548	(5.13)%	4,511
Hersha Hospitality Trust	10,536	(2.05)%	3,868
Brandywine Realty Trust	11,081	(4.02)%	588
Industrial Logistics Properties Trust	2,845	(2.19)%	546
AvalonBay Communities, Inc.	1,020	(5.35)%	337
Digital Realty Trust, Inc.	401	(2.07)%	(142)
Essential Properties Realty Trust, Inc.	3,202	(2.06)%	(567)
Global Net Lease, Inc.	5,714	(3.19)%	(2,511)
Welltower, Inc.	996	(1.93)%	(3,132)
Public Storage	544	(4.26)%	(3,225)
Hudson Pacific Properties, Inc.	5,532	(4.26)%	(3,653)
Brixmor Property Group, Inc.	7,193	(2.95)%	(4,445)
STAG Industrial, Inc.	4,054	(4.34)%	(5,031)
Physicians Realty Trust	7,444	(4.68)%	(7,641)
Kennedy-Wilson Holdings, Inc.	8,570	(4.37)%	(7,645)
CBRE Group, Inc. — Class A	2,146	(3.54)%	(10,067)
Pebblebrook Hotel Trust	5,832	(2.57)%	(11,785)
Four Corners Property Trust, Inc.	2,695	(2.42)%	(19,615)
STORE Capital Corp.	6,483	(6.25)%	(40,441)
Total Financial			60,938
Exchange Traded Funds
Vanguard Real Estate ETF	1,091	(3.03)%	20,865
Consumer, Cyclical
Hilton Worldwide Holdings, Inc.	653	(1.96)%	2,940
Total GS Equity Market Neutral Short Custom Basket			$84,743

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Verizon Communications, Inc.	1,224	1.20%	$5,799
Alphabet, Inc. — Class C	13	0.32%	4,451
Comcast Corp. — Class A	422	0.33%	3,583
T-Mobile US, Inc.	438	0.84%	1,778
eBay, Inc.	497	0.43%	422
VeriSign, Inc.	119	0.41%	386
Motorola Solutions, Inc.	187	0.49%	280
Yelp, Inc. — Class A	604	0.20%	(686)
Viavi Solutions, Inc.	4,956	0.97%	(1,117)
AT&T, Inc.	1,210	0.58%	(1,318)
Juniper Networks, Inc.	2,296	0.83%	(2,352)
Sirius XM Holdings, Inc.	3,209	0.29%	(2,743)
Cisco Systems, Inc.	1,634	1.08%	(3,371)
Ciena Corp.	583	0.39%	(3,978)
Omnicom Group, Inc.	886	0.74%	(13,628)
Total Communications			(12,494)
Industrial
Caterpillar, Inc.	426	1.07%	11,315
Snap-on, Inc.	351	0.87%	9,681
Owens Corning	307	0.35%	7,067
TE Connectivity Ltd.	486	0.80%	5,935
Regal Beloit Corp.	221	0.35%	4,921
Westrock Co.	424	0.25%	4,316
Schneider National, Inc. — Class B	708	0.29%	3,216
Garmin Ltd.	245	0.39%	2,757
Lincoln Electric Holdings, Inc.	344	0.53%	2,570
Timken Co.	450	0.41%	2,417
AGCO Corp.	491	0.61%	1,542
Illinois Tool Works, Inc.	147	0.48%	1,402
Eaton Corporation plc	198	0.34%	1,180
A O Smith Corp.	269	0.24%	1,124
Arrow Electronics, Inc.	181	0.24%	763
Acuity Brands, Inc.	186	0.32%	506
Agilent Technologies, Inc.	147	0.25%	411
Lennox International, Inc.	55	0.25%	346
Allegion plc	149	0.25%	215
Hubbell, Inc.	463	1.06%	202
Old Dominion Freight Line, Inc.	1	0.00%	43
Trane Technologies plc	121	0.25%	37
Pentair plc	333	0.26%	(11)
Dover Corp.	142	0.26%	(33)
Lockheed Martin Corp.	61	0.39%	(54)
Energizer Holdings, Inc.	489	0.32%	(202)
Oshkosh Corp.	421	0.52%	(247)
ITT, Inc.	426	0.42%	(432)
Vishay Intertechnology, Inc.	2,277	0.59%	(466)
National Instruments Corp.	415	0.25%	(478)
Waters Corp.	201	0.66%	(1,258)
Masco Corp.	1,118	1.03%	(1,757)
Emerson Electric Co.	377	0.41%	(2,189)
Terex Corp.	1,058	0.34%	(4,395)
Total Industrial			50,444
Utilities
WEC Energy Group, Inc.	461	0.75%	1,406
Ameren Corp.	342	0.45%	1,117
Dominion Energy, Inc.	508	0.67%	1,014
Consolidated Edison, Inc.	475	0.62%	539
UGI Corp.	704	0.39%	491
CenterPoint Energy, Inc.	1,167	0.38%	472
NextEra Energy, Inc.	52	0.24%	58
Public Service Enterprise Group, Inc.	1,108	1.02%	(132)
OGE Energy Corp.	880	0.44%	(798)
Pinnacle West Capital Corp.	261	0.33%	(883)
Entergy Corp.	226	0.37%	(1,089)
Alliant Energy Corp.	439	0.38%	(1,426)
Southern Co.	640	0.58%	(1,595)
Southwest Gas Holdings, Inc.	240	0.25%	(2,664)
IDACORP, Inc.	255	0.34%	(2,929)
PPL Corp.	2,088	0.95%	(3,315)
Avista Corp.	428	0.24%	(3,528)
NiSource, Inc.	1,288	0.48%	(3,570)
NorthWestern Corp.	490	0.40%	(4,105)
ONE Gas, Inc.	411	0.48%	(5,260)
National Fuel Gas Co.	526	0.36%	(5,532)
Exelon Corp.	1,523	0.91%	(6,530)
Evergy, Inc.	1,158	0.99%	(8,936)
Portland General Electric Co.	799	0.48%	(9,115)
Total Utilities			(56,310)
Consumer, Cyclical
Cummins, Inc.	278	0.98%	15,252
Hanesbrands, Inc.	1,151	0.30%	7,490
Autoliv, Inc.	813	0.99%	7,399
Whirlpool Corp.	155	0.48%	6,513
Gentherm, Inc.	959	0.66%	3,485
Lear Corp.	222	0.41%	1,900
Best Buy Company, Inc.	534	1.00%	1,458
PulteGroup, Inc.	612	0.48%	1,227
MSC Industrial Direct Company, Inc. — Class A	233	0.25%	761
PACCAR, Inc.	472	0.67%	649
Dolby Laboratories, Inc. — Class A	518	0.58%	202
Brunswick Corp.	312	0.31%	55
Genuine Parts Co.	336	0.54%	(161)
Gentex Corp.	2,471	1.07%	(1,445)
General Motors Co.	659	0.33%	(1,518)
Mohawk Industries, Inc.	148	0.24%	(3,513)
Allison Transmission Holdings, Inc.	1,235	0.73%	(7,565)
Total Consumer, Cyclical			32,189
Consumer, Non-cyclical
Kimberly-Clark Corp.	398	0.99%	11,249
Amgen, Inc.	235	1.00%	10,743
McKesson Corp.	428	1.07%	9,965
Eli Lilly & Co.	226	0.56%	9,366
Rent-A-Center, Inc.	783	0.39%	8,569
United Rentals, Inc.	211	0.62%	7,581
Procter & Gamble Co.	382	0.89%	6,000
Johnson & Johnson	399	1.00%	4,637
Jazz Pharmaceuticals plc	202	0.48%	4,311
JM Smucker Co.	411	0.80%	4,155
General Mills, Inc.	1,007	1.04%	3,154
Kellogg Co.	777	0.84%	2,793

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Automatic Data Processing, Inc.	415	0.97%	$2,434
Colgate-Palmolive Co.	675	0.87%	2,189
Monster Beverage Corp.	524	0.70%	1,941
Mondelez International, Inc. — Class A	444	0.43%	1,894
STERIS plc	85	0.25%	1,880
UnitedHealth Group, Inc.	110	0.58%	1,837
Medtronic plc	140	0.24%	1,791
CVS Health Corp.	335	0.33%	1,785
Alexion Pharmaceuticals, Inc.	129	0.25%	1,509
Merck & Company, Inc.	700	0.97%	1,337
Molina Healthcare, Inc.	94	0.29%	1,243
Anthem, Inc.	58	0.26%	1,049
United Therapeutics Corp.	274	0.46%	714
Conagra Brands, Inc.	554	0.33%	642
Prestige Consumer Healthcare, Inc.	412	0.25%	581
Cigna Corp.	95	0.27%	580
Philip Morris International, Inc.	634	0.80%	526
Pfizer, Inc.	702	0.43%	470
DaVita, Inc.	327	0.47%	373
Quanta Services, Inc.	483	0.43%	293
Constellation Brands, Inc. — Class A	102	0.32%	115
Church & Dwight Company, Inc.	333	0.52%	28
USANA Health Sciences, Inc.	193	0.24%	(208)
Bristol-Myers Squibb Co.	247	0.25%	(211)
Regeneron Pharmaceuticals, Inc.	28	0.26%	(413)
Hologic, Inc.	225	0.25%	(496)
Campbell Soup Co.	1,129	0.92%	(914)
Illumina, Inc.	53	0.27%	(1,385)
Post Holdings, Inc.	230	0.33%	(1,415)
Euronet Worldwide, Inc.	165	0.25%	(1,465)
Incyte Corp.	167	0.25%	(1,495)
Alkermes plc	838	0.23%	(1,753)
Hill-Rom Holdings, Inc.	176	0.25%	(1,866)
Tyson Foods, Inc. — Class A	550	0.55%	(1,967)
Biogen, Inc.	113	0.54%	(2,393)
Cardinal Health, Inc.	1,247	0.98%	(2,438)
Kraft Heinz Co.	1,365	0.69%	(2,561)
Ionis Pharmaceuticals, Inc.	335	0.27%	(2,570)
TreeHouse Foods, Inc.	581	0.39%	(2,678)
Altria Group, Inc.	1,259	0.82%	(2,947)
Gilead Sciences, Inc.	511	0.54%	(3,326)
John B Sanfilippo & Son, Inc.	353	0.45%	(5,203)
Ingredion, Inc.	470	0.60%	(5,568)
Innoviva, Inc.	1,488	0.26%	(5,725)
Molson Coors Beverage Co. — Class B	1,925	1.08%	(22,438)
Total Consumer, Non-cyclical			36,299
Financial
Waddell & Reed Financial, Inc. — Class A	1,195	0.30%	2,576
CBRE Group, Inc. — Class A	553	0.44%	1,707
Western Union Co.	1,624	0.58%	981
PNC Financial Services Group, Inc.	137	0.25%	647
Synchrony Financial	588	0.26%	399
Aflac, Inc.	607	0.37%	119
Berkshire Hathaway, Inc. — Class B	113	0.40%	54
JPMorgan Chase & Co.	205	0.33%	(244)
Ameriprise Financial, Inc.	145	0.37%	(782)
M&T Bank Corp.	127	0.20%	(1,648)
Bank of America Corp.	605	0.24%	(2,053)
Hartford Financial Services Group, Inc.	775	0.48%	(2,334)
Travelers Companies, Inc.	305	0.55%	(3,070)
Allstate Corp.	766	1.21%	(4,228)
MetLife, Inc.	1,938	1.21%	(5,855)
Kennedy-Wilson Holdings, Inc.	1,978	0.48%	(5,908)
Piedmont Office Realty Trust, Inc. — Class A	2,340	0.53%	(6,440)
Boston Properties, Inc.	570	0.77%	(9,557)
Highwoods Properties, Inc.	1,378	0.78%	(10,217)
Equity Residential	1,172	1.01%	(12,733)
Total Financial			(58,586)
Technology
QUALCOMM, Inc.	323	0.64%	13,127
Texas Instruments, Inc.	355	0.85%	6,548
CDK Global, Inc.	856	0.63%	4,863
Synaptics, Inc.	209	0.28%	4,356
Oracle Corp.	495	0.50%	4,327
HP, Inc.	776	0.25%	2,731
Cerner Corp.	923	1.12%	1,815
NetApp, Inc.	1,008	0.74%	1,678
Applied Materials, Inc.	251	0.25%	1,665
KLA Corp.	181	0.59%	1,016
Cirrus Logic, Inc.	269	0.30%	932
Microchip Technology, Inc.	196	0.34%	638
Microsoft Corp.	72	0.25%	434
SS&C Technologies Holdings, Inc.	958	0.97%	(202)
Zebra Technologies Corp. — Class A	133	0.56%	(1,068)
Kulicke & Soffa Industries, Inc.	627	0.24%	(1,397)
Teradata Corp.	660	0.25%	(1,742)
Seagate Technology plc	989	0.82%	(2,314)
International Business Machines Corp.	603	1.23%	(2,929)
Intel Corp.	867	0.75%	(4,535)
Total Technology			29,943
Basic Materials
Domtar Corp.	542	0.24%	(1,178)
Total MS Long/Short Equity Long Custom Basket			$20,307

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	868	(0.81)%	$10,216
Valley National Bancorp	2,168	(0.41)%	9,091
Acadia Realty Trust	1,465	(0.42)%	7,566
Kilroy Realty Corp.	600	(0.85)%	7,512
JBG SMITH Properties	1,021	(0.75)%	5,937
First Midwest Bancorp, Inc.	1,425	(0.42)%	5,775
Realty Income Corp.	827	(1.38)%	5,623
Fulton Financial Corp.	2,102	(0.54)%	4,452
Brookline Bancorp, Inc.	2,578	(0.61)%	4,256
Alleghany Corp.	105	(1.50)%	3,909
Southside Bancshares, Inc.	806	(0.54)%	3,856
First Financial Bankshares, Inc.	864	(0.66)%	3,744
Global Net Lease, Inc.	1,304	(0.57)%	3,142
Medical Properties Trust, Inc.	1,768	(0.85)%	3,012
Agree Realty Corp.	1,150	(2.00)%	2,526
Americold Realty Trust	1,032	(1.01)%	1,983
Loews Corp.	594	(0.57)%	1,930
TFS Financial Corp.	1,194	(0.48)%	1,614
Healthpeak Properties, Inc.	843	(0.63)%	944
CyrusOne, Inc.	304	(0.58)%	619
QTS Realty Trust, Inc. — Class A	385	(0.66)%	505
Rayonier, Inc.	712	(0.52)%	(303)
American Tower Corp. — Class A	61	(0.40)%	(880)
Prologis, Inc.	346	(0.95)%	(998)
Healthcare Trust of America, Inc. — Class A	1,147	(0.82)%	(1,226)
Alexandria Real Estate Equities, Inc.	227	(0.99)%	(1,289)
James River Group Holdings Ltd.	493	(0.60)%	(1,324)
EastGroup Properties, Inc.	219	(0.78)%	(2,142)
First Republic Bank	324	(0.97)%	(2,321)
STAG Industrial, Inc.	625	(0.52)%	(2,385)
Crown Castle International Corp.	159	(0.73)%	(3,019)
Sun Communities, Inc.	286	(1.10)%	(3,537)
SBA Communications Corp.	47	(0.41)%	(3,737)
Goldman Sachs Group, Inc.	462	(2.54)%	(5,149)
Equinix, Inc.	33	(0.69)%	(5,177)
Terreno Realty Corp.	620	(0.93)%	(7,895)
Rexford Industrial Realty, Inc.	1,098	(1.38)%	(9,493)
Total Financial			37,337
Utilities
California Water Service Group	679	(0.81)%	4,516
American States Water Co.	134	(0.28)%	2,362
American Water Works Company, Inc.	104	(0.41)%	(904)
Total Utilities			5,974
Consumer, Non-cyclical
IHS Markit Ltd.	516	(1.11)%	1,266
Equifax, Inc.	315	(1.35)%	777
DexCom, Inc.	25	(0.28)%	554
WD-40 Co.	76	(0.39)%	390
Cooper Companies, Inc.	84	(0.78)%	(118)
CoStar Group, Inc.	36	(0.84)%	(581)
Rollins, Inc.	594	(0.88)%	(974)
Estee Lauder Companies, Inc. — Class A	70	(0.42)%	(1,323)
Avery Dennison Corp.	156	(0.55)%	(2,942)
Verisk Analytics, Inc. — Class A	324	(1.64)%	(4,145)
Avalara, Inc.	97	(0.34)%	(4,229)
Global Payments, Inc.	326	(1.59)%	(5,013)
PayPal Holdings, Inc.	122	(0.66)%	(7,184)
Total Consumer, Non-cyclical			(23,522)
Industrial
Exponent, Inc.	511	(1.01)%	2,370
US Ecology, Inc.	454	(0.41)%	2,205
TransDigm Group, Inc.	39	(0.51)%	807
AptarGroup, Inc.	208	(0.64)%	509
Ingersoll Rand, Inc.	537	(0.52)%	(85)
Waste Management, Inc.	243	(0.75)%	(92)
HEICO Corp.	137	(0.39)%	(624)
ESCO Technologies, Inc.	216	(0.48)%	(715)
Crown Holdings, Inc.	242	(0.51)%	(1,317)
Silgan Holdings, Inc.	412	(0.41)%	(1,562)
Martin Marietta Materials, Inc.	100	(0.64)%	(3,057)
Eagle Materials, Inc.	314	(0.74)%	(3,696)
Tetra Tech, Inc.	425	(1.11)%	(4,275)
Vulcan Materials Co.	237	(0.88)%	(5,221)
Casella Waste Systems, Inc. — Class A	613	(0.94)%	(5,398)
Ball Corp.	463	(1.05)%	(6,818)
Total Industrial			(26,969)
Energy
Phillips 66	881	(1.25)%	10,467
National Oilwell Varco, Inc.	1,950	(0.48)%	4,685
Devon Energy Corp.	4,781	(1.24)%	2,888
Hess Corp.	664	(0.74)%	2,746
Concho Resources, Inc.	425	(0.51)%	2,650
EOG Resources, Inc.	893	(0.88)%	1,500
Schlumberger Ltd.	1,301	(0.55)%	1,303
Williams Companies, Inc.	1,030	(0.55)%	878
ConocoPhillips	843	(0.76)%	481
Parsley Energy, Inc. — Class A	2,038	(0.52)%	(287)
Total Energy			27,311
Basic Materials
Balchem Corp.	538	(1.44)%	5,240
Ashland Global Holdings, Inc.	450	(0.87)%	859
Axalta Coating Systems Ltd.	637	(0.39)%	84

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
United States Steel Corp.	3,293	(0.66)%	$(142)
Nucor Corp.	626	(0.77)%	(194)
Newmont Corp.	315	(0.55)%	(637)
PPG Industries, Inc.	163	(0.54)%	(1,441)
Ecolab, Inc.	74	(0.41)%	(1,578)
Celanese Corp. — Class A	309	(0.91)%	(2,177)
Linde plc	266	(1.73)%	(6,563)
RPM International, Inc.	689	(1.56)%	(8,064)
Albemarle Corp.	411	(1.00)%	(8,385)
Freeport-McMoRan, Inc.	1,651	(0.71)%	(10,418)
Quaker Chemical Corp.	282	(1.39)%	(10,567)
Air Products & Chemicals, Inc.	218	(1.78)%	(12,423)
Total Basic Materials			(56,406)
Consumer, Cyclical
JetBlue Airways Corp.	1,647	(0.51)%	683
Five Below, Inc.	114	(0.40)%	244
Hilton Worldwide Holdings, Inc.	284	(0.66)%	55
Delta Air Lines, Inc.	634	(0.53)%	(192)
Planet Fitness, Inc. — Class A	162	(0.27)%	(254)
TJX Companies, Inc.	645	(0.98)%	(260)
Live Nation Entertainment, Inc.	457	(0.67)%	(851)
Ross Stores, Inc.	435	(1.11)%	(1,577)
Southwest Airlines Co.	504	(0.52)%	(2,344)
Copart, Inc.	369	(1.06)%	(2,466)
Burlington Stores, Inc.	145	(0.82)%	(2,644)
Scotts Miracle-Gro Co. — Class A	157	(0.66)%	(4,372)
Starbucks Corp.	587	(1.38)%	(5,854)
NIKE, Inc. — Class B	275	(0.95)%	(6,964)
Total Consumer, Cyclical			(26,796)
Communications
Zendesk, Inc.	216	(0.61)%	(462)
Snap, Inc. — Class A	754	(0.54)%	(558)
Liberty Broadband Corp. — Class C	436	(1.71)%	(2,857)
Okta, Inc.	58	(0.34)%	(3,505)
Q2 Holdings, Inc.	250	(0.62)%	(4,238)
Anaplan, Inc.	236	(0.40)%	(5,332)
Total Communications			(16,952)
Technology
Appfolio, Inc. — Class A	68	(0.26)%	313
Varonis Systems, Inc.	197	(0.62)%	(86)
Tyler Technologies, Inc.	36	(0.34)%	(148)
Atlassian Corporation plc — Class A	67	(0.33)%	(461)
Pegasystems, Inc.	172	(0.57)%	(558)
Splunk, Inc.	116	(0.60)%	(902)
Smartsheet, Inc. — Class A	199	(0.27)%	(1,011)
Fiserv, Inc.	557	(1.57)%	(1,564)
Workiva, Inc.	171	(0.26)%	(2,145)
NVIDIA Corp.	29	(0.43)%	(2,189)
Coupa Software, Inc.	36	(0.27)%	(2,238)
Veeva Systems, Inc. — Class A	36	(0.28)%	(2,806)
HubSpot, Inc.	50	(0.40)%	(4,922)
Zscaler, Inc.	88	(0.34)%	(5,451)
Fidelity National Information Services, Inc.	399	(1.61)%	(6,938)
salesforce.com, Inc.	149	(1.03)%	(7,386)
Total Technology			(38,492)
Total MS Long/Short Equity Short Custom Basket			$(118,515)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Caterpillar, Inc.	426	1.05%	$10,981
Snap-on, Inc.	351	0.87%	9,525
Owens Corning	307	0.35%	7,080
TE Connectivity Ltd.	486	0.80%	5,929
Regal Beloit Corp.	221	0.35%	4,830
Schneider National, Inc. — Class B	708	0.29%	4,793
Westrock Co.	424	0.25%	4,335
Garmin Ltd.	245	0.39%	2,727
Lincoln Electric Holdings, Inc.	344	0.53%	2,509
Timken Co.	450	0.41%	2,431
AGCO Corp.	491	0.61%	1,534
Illinois Tool Works, Inc.	147	0.48%	1,371
Eaton Corporation plc	198	0.34%	1,167
A O Smith Corp.	269	0.24%	1,117
Arrow Electronics, Inc.	181	0.24%	689
Acuity Brands, Inc.	186	0.32%	550
Agilent Technologies, Inc.	147	0.25%	458
Lennox International, Inc.	55	0.25%	365
Allegion plc	149	0.25%	290
Hubbell, Inc.	463	1.06%	206
Trane Technologies plc	121	0.25%	82
Old Dominion Freight Line, Inc.	1	0.00%	44
Dover Corp.	142	0.26%	(2)
Pentair plc	333	0.26%	(6)
Lockheed Martin Corp.	61	0.39%	(104)
Energizer Holdings, Inc.	489	0.32%	(206)
ITT, Inc.	426	0.42%	(403)
National Instruments Corp.	415	0.25%	(464)
Vishay Intertechnology, Inc.	2,277	0.59%	(528)
Waters Corp.	201	0.66%	(1,088)
Oshkosh Corp.	421	0.52%	(1,640)
Masco Corp.	1,118	1.03%	(1,763)
Emerson Electric Co.	377	0.41%	(2,233)
Terex Corp.	1,058	0.34%	(4,393)
Total Industrial			50,183
Consumer, Non-cyclical
Amgen, Inc.	235	1.00%	11,883
Eli Lilly & Co.	226	0.56%	9,213
Rent-A-Center, Inc.	783	0.39%	8,602
United Rentals, Inc.	211	0.62%	7,575
Procter & Gamble Co.	382	0.89%	6,020
McKesson Corp.	428	1.07%	5,653
Kimberly-Clark Corp.	398	0.99%	4,766
Jazz Pharmaceuticals plc	202	0.48%	4,402
Johnson & Johnson	399	1.00%	4,182
JM Smucker Co.	411	0.80%	3,490
Kellogg Co.	777	0.84%	2,584
General Mills, Inc.	1,007	1.04%	2,501
Automatic Data Processing, Inc.	415	0.97%	2,464
Colgate-Palmolive Co.	675	0.87%	2,096
Monster Beverage Corp.	524	0.70%	1,959
STERIS plc	85	0.25%	1,898
Mondelez International, Inc. — Class A	444	0.43%	1,873
UnitedHealth Group, Inc.	110	0.58%	1,836
Alexion Pharmaceuticals, Inc.	129	0.25%	1,522
CVS Health Corp.	335	0.33%	1,484
Merck & Company, Inc.	700	0.97%	1,310
Molina Healthcare, Inc.	94	0.29%	1,202
Anthem, Inc.	58	0.26%	1,067
Medtronic plc	140	0.24%	1,013
Cigna Corp.	95	0.27%	674
Conagra Brands, Inc.	554	0.33%	649
United Therapeutics Corp.	274	0.46%	644
Prestige Consumer Healthcare, Inc.	412	0.25%	565
DaVita, Inc.	327	0.47%	406
Quanta Services, Inc.	483	0.43%	233
Cardinal Health, Inc.	1,247	0.98%	181
Constellation Brands, Inc. — Class A	102	0.32%	133
Church & Dwight Company, Inc.	333	0.52%	40
Bristol-Myers Squibb Co.	247	0.25%	(161)
Regeneron Pharmaceuticals, Inc.	28	0.26%	(179)
USANA Health Sciences, Inc.	193	0.24%	(222)
Hologic, Inc.	225	0.25%	(403)
Campbell Soup Co.	1,129	0.92%	(934)
Philip Morris International, Inc.	634	0.80%	(1,097)
Euronet Worldwide, Inc.	165	0.25%	(1,473)
Post Holdings, Inc.	230	0.33%	(1,492)
Incyte Corp.	167	0.25%	(1,515)
Illumina, Inc.	53	0.27%	(1,604)
Alkermes plc	838	0.23%	(1,743)
Hill-Rom Holdings, Inc.	176	0.25%	(1,840)
Tyson Foods, Inc. — Class A	550	0.55%	(2,047)
Pfizer, Inc.	702	0.43%	(2,100)
Biogen, Inc.	113	0.54%	(2,325)
Ionis Pharmaceuticals, Inc.	335	0.27%	(2,548)
Kraft Heinz Co.	1,365	0.69%	(2,615)
TreeHouse Foods, Inc.	581	0.39%	(2,688)
Altria Group, Inc.	1,259	0.82%	(3,008)
Ingredion, Inc.	470	0.60%	(3,328)
Gilead Sciences, Inc.	511	0.54%	(3,575)
Innoviva, Inc.	1,488	0.26%	(4,495)
John B Sanfilippo & Son, Inc.	353	0.45%	(5,138)
Molson Coors Beverage Co. — Class B	1,925	1.08%	(21,818)
Total Consumer, Non-cyclical			25,772
Financial
Waddell & Reed Financial, Inc. — Class A	1,195	0.30%	2,603
CBRE Group, Inc. — Class A	553	0.44%	1,631
Western Union Co.	1,624	0.58%	944
PNC Financial Services Group, Inc.	137	0.25%	635
Synchrony Financial	588	0.26%	390
Aflac, Inc.	607	0.37%	83

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc. — Class B	113	0.40%	$46
JPMorgan Chase & Co.	205	0.33%	(337)
Ameriprise Financial, Inc.	145	0.37%	(800)
M&T Bank Corp.	127	0.20%	(1,568)
Bank of America Corp.	605	0.24%	(2,120)
Hartford Financial Services Group, Inc.	775	0.48%	(2,340)
Travelers Companies, Inc.	305	0.55%	(3,146)
Allstate Corp.	766	1.21%	(4,229)
MetLife, Inc.	1,938	1.21%	(5,791)
Kennedy-Wilson Holdings, Inc.	1,978	0.48%	(5,874)
Piedmont Office Realty Trust, Inc. — Class A	2,340	0.53%	(6,337)
Boston Properties, Inc.	570	0.77%	(9,620)
Highwoods Properties, Inc.	1,378	0.78%	(10,292)
Equity Residential	1,172	1.01%	(12,808)
Total Financial			(58,930)
Utilities
WEC Energy Group, Inc.	461	0.75%	1,401
Ameren Corp.	342	0.45%	1,113
Dominion Energy, Inc.	508	0.67%	1,030
Consolidated Edison, Inc.	475	0.62%	496
UGI Corp.	704	0.39%	494
CenterPoint Energy, Inc.	1,167	0.38%	487
NextEra Energy, Inc.	52	0.24%	73
Public Service Enterprise Group, Inc.	1,108	1.02%	(152)
OGE Energy Corp.	880	0.44%	(807)
Pinnacle West Capital Corp.	261	0.33%	(1,064)
Entergy Corp.	226	0.37%	(1,118)
Alliant Energy Corp.	439	0.38%	(1,448)
Southern Co.	640	0.58%	(1,782)
Southwest Gas Holdings, Inc.	240	0.25%	(2,623)
PPL Corp.	2,088	0.95%	(2,775)
IDACORP, Inc.	255	0.34%	(2,965)
Avista Corp.	428	0.24%	(3,496)
NiSource, Inc.	1,288	0.48%	(3,577)
NorthWestern Corp.	490	0.40%	(4,087)
National Fuel Gas Co.	526	0.36%	(4,701)
ONE Gas, Inc.	411	0.48%	(5,178)
Exelon Corp.	1,523	0.91%	(7,235)
Evergy, Inc.	1,158	0.99%	(8,976)
Portland General Electric Co.	799	0.48%	(13,048)
Total Utilities			(59,938)
Consumer, Cyclical
Cummins, Inc.	278	0.98%	15,197
Hanesbrands, Inc.	1,151	0.30%	7,466
Autoliv, Inc.	813	0.99%	7,454
Whirlpool Corp.	155	0.48%	6,532
Gentherm, Inc.	959	0.66%	3,511
Lear Corp.	222	0.41%	1,853
Best Buy Company, Inc.	534	1.00%	1,394
PulteGroup, Inc.	612	0.48%	1,234
MSC Industrial Direct Company, Inc. — Class A	233	0.25%	755
PACCAR, Inc.	472	0.67%	609
Dolby Laboratories, Inc. — Class A	518	0.58%	216
Brunswick Corp.	312	0.31%	87
Genuine Parts Co.	336	0.54%	(115)
Gentex Corp.	2,471	1.07%	(1,447)
General Motors Co.	659	0.33%	(1,574)
Mohawk Industries, Inc.	148	0.24%	(3,496)
Allison Transmission Holdings, Inc.	1,235	0.73%	(7,051)
Total Consumer, Cyclical			32,625
Technology
QUALCOMM, Inc.	323	0.64%	13,151
Texas Instruments, Inc.	355	0.85%	6,489
CDK Global, Inc.	856	0.63%	4,873
Synaptics, Inc.	209	0.28%	4,448
Oracle Corp.	495	0.50%	2,816
HP, Inc.	776	0.25%	2,763
Cerner Corp.	923	1.12%	1,788
NetApp, Inc.	1,008	0.74%	1,693
Applied Materials, Inc.	251	0.25%	1,684
Cirrus Logic, Inc.	269	0.30%	989
KLA Corp.	181	0.59%	965
Microchip Technology, Inc.	196	0.34%	644
Microsoft Corp.	72	0.25%	441
SS&C Technologies Holdings, Inc.	958	0.97%	(207)
Zebra Technologies Corp. — Class A	133	0.56%	(1,118)
Kulicke & Soffa Industries, Inc.	627	0.24%	(1,343)
Teradata Corp.	660	0.25%	(1,637)
Seagate Technology plc	989	0.82%	(2,319)
International Business Machines Corp.	603	1.23%	(3,120)
Intel Corp.	867	0.75%	(4,497)
Total Technology			28,503
Communications
Alphabet, Inc. — Class C	13	0.32%	4,441
Comcast Corp. — Class A	422	0.33%	3,580
Verizon Communications, Inc.	1,224	1.22%	3,071
T-Mobile US, Inc.	438	0.84%	1,812
VeriSign, Inc.	119	0.41%	405
eBay, Inc.	497	0.43%	348
Motorola Solutions, Inc.	187	0.49%	333
Yelp, Inc. — Class A	604	0.20%	(597)
Viavi Solutions, Inc.	4,956	0.97%	(1,473)
Juniper Networks, Inc.	2,296	0.83%	(2,282)
Sirius XM Holdings, Inc.	3,209	0.29%	(2,775)
Cisco Systems, Inc.	1,634	1.08%	(3,372)
Ciena Corp.	583	0.39%	(3,967)
AT&T, Inc.	1,210	0.58%	(4,356)
Omnicom Group, Inc.	886	0.74%	(15,485)
Total Communications			(20,317)
Basic Materials
Domtar Corp.	542	0.24%	(821)
Total GS Long/Short Equity Long Custom Basket			$(2,923)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	868	(0.80)%	$11,162
Acadia Realty Trust	1,465	(0.44)%	7,499
Kilroy Realty Corp.	600	(0.88)%	7,442
Valley National Bancorp	2,168	(0.42)%	6,906
JBG SMITH Properties	1,021	(0.77)%	5,944
First Midwest Bancorp, Inc.	1,425	(0.44)%	5,835
Realty Income Corp.	827	(1.43)%	5,173
Fulton Financial Corp.	2,102	(0.56)%	4,352
Brookline Bancorp, Inc.	2,578	(0.63)%	4,239
Alleghany Corp.	105	(1.55)%	4,146
Southside Bancshares, Inc.	806	(0.56)%	3,767
First Financial Bankshares, Inc.	864	(0.68)%	3,731
Global Net Lease, Inc.	1,304	(0.59)%	3,122
Medical Properties Trust, Inc.	1,768	(0.88)%	3,005
Agree Realty Corp.	1,150	(2.08)%	2,502
Loews Corp.	594	(0.59)%	1,875
TFS Financial Corp.	1,194	(0.50)%	1,588
Healthpeak Properties, Inc.	843	(0.65)%	905
CyrusOne, Inc.	304	(0.60)%	549
Americold Realty Trust	94	(0.10)%	15
Rayonier, Inc.	712	(0.53)%	(276)
American Tower Corp. — Class A	61	(0.42)%	(867)
Prologis, Inc.	346	(0.99)%	(928)
Alexandria Real Estate Equities, Inc.	227	(1.03)%	(1,242)
Healthcare Trust of America, Inc. — Class A	1,147	(0.85)%	(1,273)
James River Group Holdings Ltd.	493	(0.62)%	(1,335)
EastGroup Properties, Inc.	219	(0.80)%	(1,544)
First Republic Bank	324	(1.00)%	(2,224)
STAG Industrial, Inc.	625	(0.54)%	(2,460)
Crown Castle International Corp.	159	(0.75)%	(2,691)
QTS Realty Trust, Inc. — Class A	385	(0.69)%	(2,773)
Sun Communities, Inc.	286	(1.14)%	(3,069)
SBA Communications Corp.	47	(0.42)%	(3,522)
Terreno Realty Corp.	620	(0.96)%	(4,002)
Equinix, Inc.	33	(0.71)%	(4,490)
Rexford Industrial Realty, Inc.	1,098	(1.43)%	(5,926)
Total Financial			45,135
Utilities
California Water Service Group	679	(0.84)%	4,513
American States Water Co.	134	(0.28)%	2,360
American Water Works Company, Inc.	104	(0.43)%	(929)
Total Utilities			5,944
Communications
Snap, Inc. — Class A	754	(0.56)%	(333)
Zendesk, Inc.	216	(0.63)%	(410)
Liberty Broadband Corp. — Class C	436	(1.77)%	(2,839)
Okta, Inc.	58	(0.35)%	(3,346)
Q2 Holdings, Inc.	250	(0.65)%	(3,745)
Anaplan, Inc.	236	(0.42)%	(5,371)
Total Communications			(16,044)
Basic Materials
Ashland Global Holdings, Inc.	450	(0.91)%	1,076
Axalta Coating Systems Ltd.	637	(0.40)%	134
United States Steel Corp.	3,293	(0.69)%	(159)
Nucor Corp.	626	(0.80)%	(210)
Balchem Corp.	538	(1.49)%	(320)
Newmont Corp.	315	(0.57)%	(623)
PPG Industries, Inc.	163	(0.56)%	(952)
Ecolab, Inc.	74	(0.42)%	(1,571)
Celanese Corp. — Class A	309	(0.94)%	(2,167)
Linde plc	266	(1.80)%	(6,455)
Albemarle Corp.	411	(1.04)%	(8,459)
RPM International, Inc.	689	(1.62)%	(10,187)
Freeport-McMoRan, Inc.	1,651	(0.73)%	(10,441)
Quaker Chemical Corp.	282	(1.44)%	(10,606)
Air Products & Chemicals, Inc.	218	(1.84)%	(12,461)
Total Basic Materials			(63,401)
Industrial
Exponent, Inc.	511	(1.04)%	2,368
US Ecology, Inc.	454	(0.42)%	2,196
TransDigm Group, Inc.	39	(0.53)%	868
AptarGroup, Inc.	208	(0.67)%	527
Ingersoll Rand, Inc.	537	(0.54)%	(54)
Waste Management, Inc.	243	(0.78)%	(66)
HEICO Corp.	137	(0.41)%	(573)
ESCO Technologies, Inc.	216	(0.49)%	(732)
Crown Holdings, Inc.	242	(0.53)%	(1,327)
Silgan Holdings, Inc.	412	(0.43)%	(1,577)
Martin Marietta Materials, Inc.	100	(0.67)%	(3,035)
Eagle Materials, Inc.	314	(0.77)%	(3,687)
Tetra Tech, Inc.	425	(1.15)%	(4,350)
Vulcan Materials Co.	237	(0.91)%	(5,199)
Casella Waste Systems, Inc. — Class A	613	(0.97)%	(5,444)
Ball Corp.	463	(1.09)%	(6,127)
Total Industrial			(26,212)
Consumer, Cyclical
JetBlue Airways Corp.	1,647	(0.53)%	752
Five Below, Inc.	114	(0.41)%	250
Hilton Worldwide Holdings, Inc.	284	(0.69)%	101
Delta Air Lines, Inc.	634	(0.55)%	(121)
TJX Companies, Inc.	645	(1.02)%	(242)
Planet Fitness, Inc. — Class A	162	(0.28)%	(250)
Live Nation Entertainment, Inc.	457	(0.70)%	(808)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ross Stores, Inc.	435	(1.15)%	$(1,527)
Southwest Airlines Co.	504	(0.54)%	(2,333)
Copart, Inc.	369	(1.10)%	(2,497)
Burlington Stores, Inc.	145	(0.85)%	(2,796)
Scotts Miracle-Gro Co. — Class A	157	(0.68)%	(4,346)
Starbucks Corp.	587	(1.43)%	(5,884)
NIKE, Inc. — Class B	275	(0.98)%	(6,984)
Total Consumer, Cyclical			(26,685)
Energy
Phillips 66	881	(1.30)%	10,389
National Oilwell Varco, Inc.	1,950	(0.50)%	4,670
Devon Energy Corp.	4,781	(1.28)%	2,986
Hess Corp.	664	(0.77)%	2,742
Concho Resources, Inc.	425	(0.53)%	2,669
EOG Resources, Inc.	893	(0.91)%	1,512
Schlumberger Ltd.	1,301	(0.57)%	1,290
Williams Companies, Inc.	1,030	(0.57)%	868
ConocoPhillips	843	(0.79)%	470
Parsley Energy, Inc. — Class A	2,038	(0.54)%	(273)
Total Energy			27,323
Consumer, Non-cyclical
IHS Markit Ltd.	516	(1.15)%	1,241
Equifax, Inc.	315	(1.40)%	798
DexCom, Inc.	25	(0.29)%	435
WD-40 Co.	76	(0.41)%	376
Cooper Companies, Inc.	84	(0.80)%	12
CoStar Group, Inc.	36	(0.87)%	(633)
Rollins, Inc.	594	(0.91)%	(877)
Estee Lauder Companies, Inc. — Class A	70	(0.43)%	(1,327)
Avery Dennison Corp.	156	(0.57)%	(2,977)
Avalara, Inc.	97	(0.35)%	(3,649)
Verisk Analytics, Inc. — Class A	324	(1.70)%	(4,151)
Global Payments, Inc.	326	(1.64)%	(5,041)
PayPal Holdings, Inc.	122	(0.68)%	(7,097)
Total Consumer, Non-cyclical			(22,890)
Technology
Appfolio, Inc. — Class A	68	(0.27)%	312
Varonis Systems, Inc.	197	(0.65)%	(5)
Tyler Technologies, Inc.	36	(0.36)%	(138)
Atlassian Corporation plc — Class A	67	(0.35)%	(506)
Pegasystems, Inc.	172	(0.59)%	(556)
Splunk, Inc.	116	(0.62)%	(900)
Smartsheet, Inc. — Class A	199	(0.28)%	(1,009)
Fiserv, Inc.	557	(1.63)%	(1,648)
Workiva, Inc.	171	(0.27)%	(2,164)
Coupa Software, Inc.	36	(0.28)%	(2,228)
NVIDIA Corp.	29	(0.45)%	(2,256)
Veeva Systems, Inc. — Class A	36	(0.29)%	(2,764)
HubSpot, Inc.	50	(0.41)%	(4,642)
Zscaler, Inc.	88	(0.35)%	(5,447)
Fidelity National Information Services, Inc.	399	(1.67)%	(6,968)
salesforce.com, Inc.	149	(1.06)%	(7,513)
Total Technology			$(38,432)
Total GS Long/Short Equity Short Custom Basket			$(115,262)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2020.
[2]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2020.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,697,832	$448,223	$—		$14,146,055
Rights	13,174	—	—	*	13,174
Mutual Funds	11,852,135	—	—		11,852,135
Closed-End Funds	3,603,279	—	—		3,603,279
U.S. Treasury Bills	—	5,528,954	—		5,528,954
Repurchase Agreements	—	1,274,796	—		1,274,796
Securities Lending Collateral	230,826	—	—		230,826
Interest Rate Futures Contracts**	48,848	16,386	—		65,234
Equity Futures Contracts**	112,665	16,149	—		128,814
Commodity Futures Contracts**	146,161	—	—		146,161
Currency Futures Contracts**	174,628	—	—		174,628
Equity Custom Basket Swap Agreements**	—	533,035	—		533,035
Total Assets	$29,879,548	$7,817,543	$—		$37,697,091

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$5,182,307	$—	$—		$5,182,307
Exchange-Traded Funds	3,885,738	—	—		3,885,738
Interest Rate Futures Contracts**	238	2,256	—-		2,494
Equity Futures Contracts**	10,901	1,063			11,964
Commodity Futures Contracts**	220,538	—	—		220,538
Currency Futures Contracts**	138,327	—	—		138,327
Equity Custom Basket Swap Agreements**	—	236,700	—		236,700
Total Liabilities	$9,438,049	$240,019	$—		$9,678,068

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,223,473	$33,114	$(1,100,000)	$(25,631)	$24,983	$2,155,939	86,341	$33,297
Guggenheim Strategy Fund III	2,969,422	33,659	(600,000)	(7,279)	41,599	2,437,401	97,224	33,803
Guggenheim Ultra Short Duration Fund — Institutional Class	3,557,751	3,339,049	(1,800,000)	4,647	34,665	5,136,112	514,640	39,216
Guggenheim Variable Insurance Strategy Fund III	3,372,100	29,553	(1,300,000)	(16,270)	37,300	2,122,683	84,907	29,743
	$13,122,746	$3,435,375	$(4,800,000)	$(44,533)	$138,547	$11,852,135		$136,059

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 47.8%
Technology - 21.7%
Apple, Inc.	56,661	$6,561,910
Microsoft Corp.	25,072	5,273,394
NVIDIA Corp.	2,608	1,411,502
Adobe, Inc.*	2,027	994,102
Intel Corp.	17,974	930,694
Broadcom, Inc.	1,690	615,701
QUALCOMM, Inc.	4,768	561,098
Texas Instruments, Inc.	3,871	552,740
Advanced Micro Devices, Inc.*	4,962	406,834
Zoom Video Communications, Inc. — Class A*	770	361,985
Intuit, Inc.	1,106	360,788
Fiserv, Inc.*	2,830	291,632
Activision Blizzard, Inc.	3,262	264,059
Applied Materials, Inc.	3,860	229,477
Micron Technology, Inc.*	4,695	220,477
Autodesk, Inc.*	926	213,915
Lam Research Corp.	615	204,026
Analog Devices, Inc.	1,560	182,114
DocuSign, Inc.*	782	168,318
Workday, Inc. — Class A*	748	160,917
Cognizant Technology Solutions Corp. — Class A	2,292	159,111
Electronic Arts, Inc.*	1,220	159,100
NXP Semiconductor N.V.	1,180	147,276
NetEase, Inc. ADR	303	137,765
Synopsys, Inc.*	641	137,161
KLA Corp.	657	127,287
Splunk, Inc.*	671	126,235
Cadence Design Systems, Inc.*	1,178	125,610
Paychex, Inc.	1,516	120,931
ASML Holding N.V. — Class G1	323	119,274
ANSYS, Inc.*	363	118,785
Microchip Technology, Inc.	1,067	109,645
Xilinx, Inc.	1,032	107,576
Skyworks Solutions, Inc.	706	102,723
Cerner Corp.	1,291	93,326
Take-Two Interactive Software, Inc.*	483	79,801
Maxim Integrated Products, Inc.	1,127	76,197
Citrix Systems, Inc.	522	71,885
Check Point Software Technologies Ltd.*	592	71,241
Western Digital Corp.	1,279	46,748
Total Technology		22,203,360
Communications - 15.7%
Amazon.com, Inc.*	1,659	5,223,743
Facebook, Inc. — Class A*	7,965	2,086,034
Alphabet, Inc. — Class A*	1,142	1,673,715
Alphabet, Inc. — Class C*	1,105	1,623,908
Netflix, Inc.*	1,864	932,056
Comcast Corp. — Class A	19,265	891,199
Cisco Systems, Inc.	17,844	702,875
T-Mobile US, Inc.*	5,231	598,217
Charter Communications, Inc. — Class A*	866	540,678
JD.com, Inc. ADR*	3,879	301,049
Booking Holdings, Inc.*	173	295,948
MercadoLibre, Inc.*	210	227,321
eBay, Inc.	2,958	154,112
Baidu, Inc. ADR*	1,188	150,389
VeriSign, Inc.*	485	99,352
Sirius XM Holdings, Inc.	18,343	98,319
Pinduoduo, Inc. ADR*	1,219	90,389
CDW Corp.	603	72,077
Trip.com Group Ltd. ADR*	2,210	68,819
Expedia Group, Inc.	573	52,538
Fox Corp. — Class A	1,452	40,409
Liberty Global plc — Class C*	1,685	34,601
Fox Corp. — Class B	1,103	30,851
Liberty Global plc — Class A*	770	16,178
Total Communications		16,004,777
Consumer, Non-cyclical - 6.0%
PayPal Holdings, Inc.*	4,958	976,875
PepsiCo, Inc.	5,852	811,087
Amgen, Inc.	2,475	629,046
Intuitive Surgical, Inc.*	495	351,222
Mondelez International, Inc. — Class A	6,036	346,768
Gilead Sciences, Inc.	5,298	334,781
Vertex Pharmaceuticals, Inc.*	1,101	299,604
Automatic Data Processing, Inc.	1,817	253,453
Regeneron Pharmaceuticals, Inc.*	442	247,423
Illumina, Inc.*	617	190,702
Biogen, Inc.*	669	189,782
Monster Beverage Corp.*	2,229	178,766
DexCom, Inc.*	405	166,953
Kraft Heinz Co.	5,167	154,752
Cintas Corp.	437	145,447
Seattle Genetics, Inc.*	735	143,832
IDEXX Laboratories, Inc.*	359	141,127
Verisk Analytics, Inc. — Class A	686	127,122
Moderna, Inc.*,1	1,668	118,011
Align Technology, Inc.*	333	109,011
Alexion Pharmaceuticals, Inc.*	926	105,962
Incyte Corp.*	924	82,920
BioMarin Pharmaceutical, Inc.*	766	58,277
Total Consumer, Non-cyclical		6,162,923
Consumer, Cyclical - 3.9%
Tesla, Inc.*	3,938	1,689,441
Costco Wholesale Corp.	1,866	662,430
Starbucks Corp.	4,940	424,445
Lululemon Athletica, Inc.*	525	172,919
O'Reilly Automotive, Inc.*	313	144,318
Ross Stores, Inc.	1,504	140,354
Walgreens Boots Alliance, Inc.	3,662	131,539
Marriott International, Inc. — Class A	1,371	126,927
PACCAR, Inc.	1,463	124,765
Fastenal Co.	2,424	109,298
Copart, Inc.*	992	104,319
Dollar Tree, Inc.*	1,003	91,614
Ulta Beauty, Inc.*	238	53,307
Total Consumer, Cyclical		3,975,676
Utilities - 0.3%
Xcel Energy, Inc.	2,220	153,202
Exelon Corp.	4,118	147,260
Total Utilities		300,462

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 47.8% (continued)
Industrial - 0.2%
CSX Corp.	3,233	$251,107
Total Common Stocks
(Cost $39,460,084)		48,898,305

MUTUAL FUNDS† - 30.1%
Guggenheim Strategy Fund II2	762,095	19,029,515
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,176,630	11,742,763
Total Mutual Funds
(Cost $30,385,302)		30,772,278

	Face Amount
U.S. TREASURY BILLS†† - 13.0%
U.S. Treasury Bills
0.08% due 10/29/20[3,4]	$9,210,000	9,209,337
0.08% due 10/15/20[4,5]	2,734,000	2,733,918
0.09% due 10/29/20[3,4]	1,300,000	1,299,906
Total U.S. Treasury Bills
(Cost $13,243,233)		13,243,161

REPURCHASE AGREEMENTS††,6 - 10.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	6,176,882	6,176,882
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	2,570,991	2,570,991
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	2,339,601	2,339,601
Total Repurchase Agreements
(Cost $11,087,474)		11,087,474

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	64,397	64,397
Total Securities Lending Collateral
(Cost $64,397)		64,397
Total Investments - 101.8%
(Cost $94,240,490)		$104,065,615
Other Assets & Liabilities, net - (1.8)%		(1,839,035)
Total Net Assets - 100.0%		$102,226,580

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	142	Dec 2020	$32,383,100	$1,152,427

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	11/18/20	1,014	$11,572,630	$592,645
Barclays Bank plc	NASDAQ-100 Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	7,281	83,136,385	390,343
Goldman Sachs International	NASDAQ-100 Index	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	11/19/20	2,488	28,411,460	159,629

						$123,120,475	$1,142,617

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,898,305	$—	$—	$48,898,305
Mutual Funds	30,772,278	—	—	30,772,278
U.S. Treasury Bills	—	13,243,161	—	13,243,161
Repurchase Agreements	—	11,087,474	—	11,087,474
Securities Lending Collateral	64,397	—	—	64,397
Equity Futures Contracts**	1,152,427	—	—	1,152,427
Equity Index Swap Agreements**	—	1,142,617	—	1,142,617
Total Assets	$80,887,407	$25,473,252	$—	$106,360,659

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$28,096,247	$15,021,627	$(24,300,000)	$(194,613)	$406,254	$19,029,515	762,095	$222,989
Guggenheim Ultra Short Duration Fund — Institutional Class	29,240,701	14,692,068	(32,300,000)	(77,804)	187,798	11,742,763	1,176,630	193,435
	$57,336,948	$29,713,695	$(56,600,000)	$(272,417)	$594,052	$30,772,278		$416,424

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 56.7%
Technology - 25.7%
Apple, Inc.	68,473	$7,929,858
Microsoft Corp.	30,298	6,372,578
NVIDIA Corp.	3,151	1,705,384
Adobe, Inc.*	2,450	1,201,554
Intel Corp.	21,720	1,124,662
Broadcom, Inc.	2,042	743,941
QUALCOMM, Inc.	5,762	678,072
Texas Instruments, Inc.	4,678	667,972
Advanced Micro Devices, Inc.*	5,996	491,612
Zoom Video Communications, Inc. — Class A*	930	437,202
Intuit, Inc.	1,337	436,143
Fiserv, Inc.*	3,420	352,431
Activision Blizzard, Inc.	3,942	319,105
Applied Materials, Inc.	4,664	277,275
Micron Technology, Inc.*	5,674	266,451
Autodesk, Inc.*	1,119	258,500
Lam Research Corp.	744	246,822
Analog Devices, Inc.	1,885	220,055
DocuSign, Inc.*	945	203,402
Workday, Inc. — Class A*	904	194,478
Electronic Arts, Inc.*	1,475	192,355
Cognizant Technology Solutions Corp. — Class A	2,769	192,224
NXP Semiconductor N.V.	1,426	177,979
NetEase, Inc. ADR	366	166,409
Synopsys, Inc.*	775	165,835
KLA Corp.	794	153,830
Splunk, Inc.*	811	152,573
Cadence Design Systems, Inc.*	1,424	151,841
Paychex, Inc.	1,832	146,139
ASML Holding N.V. — Class G1	390	144,015
ANSYS, Inc.*	438	143,327
Microchip Technology, Inc.	1,289	132,458
Xilinx, Inc.	1,248	130,091
Skyworks Solutions, Inc.	853	124,111
Cerner Corp.	1,560	112,772
Take-Two Interactive Software, Inc.*	584	96,488
Maxim Integrated Products, Inc.	1,362	92,085
Citrix Systems, Inc.	631	86,895
Check Point Software Technologies Ltd.*	716	86,163
Western Digital Corp.	1,545	56,470
Total Technology		26,831,557
Communications - 18.6%
Amazon.com, Inc.*	2,005	6,313,204
Facebook, Inc. — Class A*	9,626	2,521,049
Alphabet, Inc. — Class A*	1,380	2,022,528
Alphabet, Inc. — Class C*	1,336	1,963,386
Netflix, Inc.*	2,252	1,126,068
Comcast Corp. — Class A	23,281	1,076,979
Cisco Systems, Inc.	21,563	849,367
T-Mobile US, Inc.*	6,322	722,984
Charter Communications, Inc. — Class A*	1,046	653,059
JD.com, Inc. ADR*	4,688	363,836
Booking Holdings, Inc.*	209	357,532
MercadoLibre, Inc.*	254	274,950
eBay, Inc.	3,574	186,205
Baidu, Inc. ADR*	1,436	181,783
VeriSign, Inc.*	587	120,247
Sirius XM Holdings, Inc.	22,166	118,810
Pinduoduo, Inc. ADR*	1,474	109,297
CDW Corp.	729	87,137
Trip.com Group Ltd. ADR*	2,671	83,175
Expedia Group, Inc.	693	63,541
Fox Corp. — Class A	1,755	48,842
Liberty Global plc — Class C*	2,037	41,830
Fox Corp. — Class B	1,333	37,284
Liberty Global plc — Class A*	931	19,560
Total Communications		19,342,653
Consumer, Non-cyclical - 7.2%
PayPal Holdings, Inc.*	5,992	1,180,604
PepsiCo, Inc.	7,071	980,040
Amgen, Inc.	2,991	760,193
Intuitive Surgical, Inc.*	598	424,305
Mondelez International, Inc. — Class A	7,295	419,098
Gilead Sciences, Inc.	6,403	404,606
Vertex Pharmaceuticals, Inc.*	1,330	361,920
Automatic Data Processing, Inc.	2,196	306,320
Regeneron Pharmaceuticals, Inc.*	534	298,922
Illumina, Inc.*	746	230,574
Biogen, Inc.*	809	229,497
Monster Beverage Corp.*	2,693	215,979
DexCom, Inc.*	489	201,580
Kraft Heinz Co.	6,244	187,008
Cintas Corp.	529	176,067
Seattle Genetics, Inc.*	889	173,968
IDEXX Laboratories, Inc.*	434	170,610
Verisk Analytics, Inc. — Class A	829	153,622
Moderna, Inc.*,1	2,015	142,561
Align Technology, Inc.*	402	131,598
Alexion Pharmaceuticals, Inc.*	1,119	128,047
Incyte Corp.*	1,117	100,240
BioMarin Pharmaceutical, Inc.*	926	70,450
Total Consumer, Non-cyclical		7,447,809
Consumer, Cyclical - 4.6%
Tesla, Inc.*	4,759	2,041,659
Costco Wholesale Corp.	2,255	800,525
Starbucks Corp.	5,970	512,943
Lululemon Athletica, Inc.*	635	209,150
O'Reilly Automotive, Inc.*	378	174,288
Ross Stores, Inc.	1,818	169,656
Walgreens Boots Alliance, Inc.	4,425	158,946
Marriott International, Inc. — Class A	1,656	153,312
PACCAR, Inc.	1,768	150,775
Fastenal Co.	2,930	132,113
Copart, Inc.*	1,199	126,087
Dollar Tree, Inc.*	1,212	110,704
Ulta Beauty, Inc.*	288	64,506
Total Consumer, Cyclical		4,804,664
Utilities - 0.3%
Xcel Energy, Inc.	2,683	185,154
Exelon Corp.	4,977	177,977
Total Utilities		363,131

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Industrial - 0.3%
CSX Corp.	3,907	$303,457
Total Common Stocks
(Cost $36,436,005)		59,093,271

MUTUAL FUNDS† - 28.3%
Guggenheim Strategy Fund II2	645,986	16,130,282
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,337,171	13,344,964
Total Mutual Funds
(Cost $29,314,600)		29,475,246

	Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$2,188,000	2,187,934
0.08% due 10/29/20[4,5]	550,000	549,961
Total U.S. Treasury Bills
(Cost $2,737,893)		2,737,895

REPURCHASE AGREEMENTS††,6 - 10.9%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	6,356,389	6,356,389
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	2,645,706	2,645,706
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	2,407,592	2,407,592
Total Repurchase Agreements
(Cost $11,409,687)		11,409,687

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	204,710	$204,710
Total Securities Lending Collateral
(Cost $204,710)		204,710
Total Investments - 98.7%
(Cost $80,102,895)		$102,920,809
Other Assets & Liabilities, net - 1.3%		1,344,146
Total Net Assets - 100.0%		$104,264,955

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	114	Dec 2020	$25,997,700	$609,506

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	0.79% (1 Month USD LIBOR + 0.65%)	At Maturity	11/18/20	102	$1,164,359	$59,628
Goldman Sachs International	NASDAQ-100 Index	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	11/19/20	1,121	12,800,907	57,626
Barclays Bank plc	NASDAQ-100 Index	0.60% (1 Week USD LIBOR + 0.50%)	At Maturity	11/17/20	456	5,205,971	24,444
						$19,171,237	$141,698

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$59,093,271	$—	$—	$59,093,271
Mutual Funds	29,475,246	—	—	29,475,246
U.S. Treasury Bills	—	2,737,895	—	2,737,895
Repurchase Agreements	—	11,409,687	—	11,409,687
Securities Lending Collateral	204,710	—	—	204,710
Equity Futures Contracts**	609,506	—	—	609,506
Equity Index Swap Agreements**	—	141,698	—	141,698
Total Assets	$89,382,733	$14,289,280	$—	$103,672,013

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$25,485,051	$5,755,170	$(15,050,000)	$(352,875)	$292,936	$16,130,282	645,986	$256,612
Guggenheim Ultra Short Duration Fund — Institutional Class	23,136,219	9,146,448	(18,800,000)	(233,777)	96,074	13,344,964	1,337,171	197,528
	$48,621,270	$14,901,618	$(33,850,000)	$(586,652)	$389,010	$29,475,246		$454,140

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 37.4%
Technology - 8.9%
Apple, Inc.	7,483	$866,606
Microsoft Corp.	3,522	740,782
NVIDIA Corp.	287	155,330
Adobe, Inc.*	223	109,366
salesforce.com, Inc.*	423	106,308
Intel Corp.	1,979	102,473
Broadcom, Inc.	187	68,128
Accenture plc — Class A	296	66,893
QUALCOMM, Inc.	525	61,782
Texas Instruments, Inc.	426	60,829
Oracle Corp.	899	53,670
International Business Machines Corp.	414	50,371
Advanced Micro Devices, Inc.*	546	44,767
ServiceNow, Inc.*	89	43,165
Fidelity National Information Services, Inc.	288	42,397
Intuit, Inc.	122	39,798
Activision Blizzard, Inc.	359	29,061
Fiserv, Inc.*	259	26,690
Applied Materials, Inc.	425	25,266
Micron Technology, Inc.*	517	24,278
Autodesk, Inc.*	102	23,563
Lam Research Corp.	68	22,559
Analog Devices, Inc.	172	20,079
Cognizant Technology Solutions Corp. — Class A	252	17,494
Electronic Arts, Inc.*	134	17,475
Synopsys, Inc.*	71	15,193
KLA Corp.	72	13,949
MSCI, Inc. — Class A	39	13,914
Cadence Design Systems, Inc.*	130	13,862
ANSYS, Inc.*	40	13,089
HP, Inc.	639	12,135
Microchip Technology, Inc.	117	12,023
Paychex, Inc.	149	11,886
Xilinx, Inc.	114	11,883
Skyworks Solutions, Inc.	78	11,349
Cerner Corp.	142	10,265
Take-Two Interactive Software, Inc.*	53	8,757
Akamai Technologies, Inc.*	76	8,401
Maxim Integrated Products, Inc.	124	8,384
Citrix Systems, Inc.	57	7,849
Fortinet, Inc.*	62	7,304
Paycom Software, Inc.*	23	7,160
Broadridge Financial Solutions, Inc.	54	7,128
Qorvo, Inc.*	53	6,838
Tyler Technologies, Inc.*	19	6,623
Zebra Technologies Corp. — Class A*	25	6,312
Teradyne, Inc.	77	6,118
Jack Henry & Associates, Inc.	36	5,853
Hewlett Packard Enterprise Co.	598	5,603
Leidos Holdings, Inc.	62	5,527
Western Digital Corp.	141	5,154
Seagate Technology plc	104	5,124
NetApp, Inc.	103	4,516
IPG Photonics Corp.*	17	2,889
DXC Technology Co.	118	2,106
Xerox Holdings Corp.	83	1,558
Total Technology		3,077,882
Consumer, Non-cyclical - 8.2%
Johnson & Johnson	1,225	182,378
Procter & Gamble Co.	1,158	160,950
UnitedHealth Group, Inc.	442	137,802
PayPal Holdings, Inc.*	546	107,578
Merck & Company, Inc.	1,177	97,632
Pfizer, Inc.	2,586	94,906
Abbott Laboratories	824	89,676
PepsiCo, Inc.	644	89,258
Coca-Cola Co.	1,799	88,817
Thermo Fisher Scientific, Inc.	184	81,240
AbbVie, Inc.	821	71,912
Amgen, Inc.	272	69,131
Medtronic plc	625	64,950
Danaher Corp.	294	63,307
Bristol-Myers Squibb Co.	1,048	63,184
Eli Lilly & Co.	369	54,619
Philip Morris International, Inc.	724	54,293
S&P Global, Inc.	112	40,387
Intuitive Surgical, Inc.*	54	38,315
Mondelez International, Inc. — Class A	664	38,147
Gilead Sciences, Inc.	583	36,840
Zoetis, Inc.	221	36,547
CVS Health Corp.	609	35,566
Altria Group, Inc.	864	33,385
Vertex Pharmaceuticals, Inc.*	121	32,927
Stryker Corp.	152	31,672
Anthem, Inc.	117	31,425
Becton Dickinson and Co.	135	31,412
Colgate-Palmolive Co.	399	30,783
Cigna Corp.	171	28,969
Automatic Data Processing, Inc.	200	27,898
Regeneron Pharmaceuticals, Inc.*	49	27,429
Humana, Inc.	62	25,661
Boston Scientific Corp.*	665	25,410
Global Payments, Inc.	139	24,684
Kimberly-Clark Corp.	159	23,478
Edwards Lifesciences Corp.*	289	23,068
Estee Lauder Companies, Inc. — Class A	105	22,916
Moody's Corp.	75	21,739
Illumina, Inc.*	68	21,017
Biogen, Inc.*	74	20,992
Baxter International, Inc.	235	18,899
DexCom, Inc.*	45	18,550
General Mills, Inc.	284	17,517
Centene Corp.*	270	15,749
IDEXX Laboratories, Inc.*	40	15,724
HCA Healthcare, Inc.	123	15,336
Constellation Brands, Inc. — Class A	78	14,782
Sysco Corp.	237	14,746
Verisk Analytics, Inc. — Class A	76	14,083
IQVIA Holdings, Inc.*	89	14,029
Monster Beverage Corp.*	172	13,794
IHS Markit Ltd.	174	13,661

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 37.4% (continued)
Consumer, Non-cyclical - 8.2% (continued)
Cintas Corp.	40	$13,313
Zimmer Biomet Holdings, Inc.	96	13,069
Clorox Co.	59	12,400
Kroger Co.	362	12,275
Archer-Daniels-Midland Co.	258	11,994
Alexion Pharmaceuticals, Inc.*	102	11,672
ResMed, Inc.	67	11,486
McCormick & Company, Inc.	58	11,258
McKesson Corp.	75	11,170
Align Technology, Inc.*	33	10,803
Church & Dwight Company, Inc.	115	10,776
Corteva, Inc.	348	10,026
Hershey Co.	69	9,890
West Pharmaceutical Services, Inc.	34	9,347
FleetCor Technologies, Inc.*	39	9,286
Kraft Heinz Co.	301	9,015
Equifax, Inc.	56	8,786
MarketAxess Holdings, Inc.	18	8,669
Laboratory Corporation of America Holdings*	45	8,472
Tyson Foods, Inc. — Class A	137	8,149
Conagra Brands, Inc.	227	8,106
Hologic, Inc.*	120	7,976
Cooper Companies, Inc.	23	7,754
Incyte Corp.*	86	7,718
Kellogg Co.	118	7,622
Teleflex, Inc.	22	7,489
Varian Medical Systems, Inc.*	42	7,224
Quest Diagnostics, Inc.	62	7,099
STERIS plc	40	7,048
AmerisourceBergen Corp. — Class A	68	6,591
Catalent, Inc.*	76	6,510
Hormel Foods Corp.	131	6,405
Brown-Forman Corp. — Class B	85	6,402
Cardinal Health, Inc.	136	6,385
JM Smucker Co.	53	6,123
United Rentals, Inc.*	34	5,933
ABIOMED, Inc.*	21	5,818
Gartner, Inc.*	42	5,248
Bio-Rad Laboratories, Inc. — Class A*	10	5,155
Avery Dennison Corp.	39	4,986
Campbell Soup Co.	94	4,547
Lamb Weston Holdings, Inc.	68	4,506
Dentsply Sirona, Inc.	102	4,460
Henry Schein, Inc.*	66	3,880
Universal Health Services, Inc. — Class B	36	3,853
Rollins, Inc.	69	3,739
Mylan N.V.*	240	3,559
Quanta Services, Inc.	64	3,383
DaVita, Inc.*	37	3,169
Molson Coors Beverage Co. — Class B	87	2,920
Perrigo Company plc	63	2,892
Robert Half International, Inc.	53	2,806
Nielsen Holdings plc	166	2,354
Total Consumer, Non-cyclical		2,860,686
Communications - 6.3%
Amazon.com, Inc.*	198	623,449
Facebook, Inc. — Class A*	1,118	292,804
Alphabet, Inc. — Class A*	140	205,184
Alphabet, Inc. — Class C*	137	201,335
Verizon Communications, Inc.	1,926	114,578
Walt Disney Co.	841	104,351
Netflix, Inc.*	205	102,506
Comcast Corp. — Class A	2,121	98,117
AT&T, Inc.	3,315	94,511
Cisco Systems, Inc.	1,970	77,598
Charter Communications, Inc. — Class A*	70	43,704
Booking Holdings, Inc.*	19	32,503
T-Mobile US, Inc.*	271	30,992
Twitter, Inc.*	368	16,376
eBay, Inc.	309	16,099
Motorola Solutions, Inc.	79	12,388
Corning, Inc.	354	11,473
VeriSign, Inc.*	47	9,628
CDW Corp.	66	7,889
ViacomCBS, Inc. — Class B	262	7,339
Etsy, Inc.*	56	6,811
Expedia Group, Inc.	63	5,776
NortonLifeLock, Inc.	275	5,731
Arista Networks, Inc.*	25	5,173
E*TRADE Financial Corp.	103	5,155
Omnicom Group, Inc.	100	4,950
CenturyLink, Inc.	459	4,631
Fox Corp. — Class A	160	4,453
F5 Networks, Inc.*	28	3,438
DISH Network Corp. — Class A*	115	3,338
Juniper Networks, Inc.	154	3,311
Interpublic Group of Companies, Inc.	181	3,017
Discovery, Inc. — Class C*	144	2,822
News Corp. — Class A	181	2,538
Fox Corp. — Class B	73	2,042
Discovery, Inc. — Class A*,1	75	1,633
News Corp. — Class B	57	797
Total Communications		2,168,440
Financial - 5.2%
Berkshire Hathaway, Inc. — Class B*	922	196,331
Visa, Inc. — Class A	784	156,777
Mastercard, Inc. — Class A	411	138,988
JPMorgan Chase & Co.	1,418	136,511
Bank of America Corp.	3,548	85,471
American Tower Corp. — Class A REIT	206	49,796
Wells Fargo & Co.	1,917	45,069
Citigroup, Inc.	968	41,731
BlackRock, Inc. — Class A	66	37,194
Prologis, Inc. REIT	344	34,613
Crown Castle International Corp. REIT	195	32,468
Goldman Sachs Group, Inc.	160	32,155
Equinix, Inc. REIT	41	31,165
American Express Co.	303	30,376
CME Group, Inc. — Class A	167	27,941
Marsh & McLennan Companies, Inc.	236	27,069

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 37.4% (continued)
Financial - 5.2% (continued)
Morgan Stanley	557	$26,931
Intercontinental Exchange, Inc.	261	26,113
Progressive Corp.	272	25,750
Chubb Ltd.	210	24,385
Truist Financial Corp.	627	23,857
U.S. Bancorp	638	22,872
Aon plc — Class A	108	22,280
PNC Financial Services Group, Inc.	197	21,652
Charles Schwab Corp.	539	19,528
Digital Realty Trust, Inc. REIT	125	18,345
SBA Communications Corp. REIT	52	16,561
Public Storage REIT	71	15,813
Capital One Financial Corp.	212	15,234
Allstate Corp.	145	13,650
T. Rowe Price Group, Inc.	106	13,591
MetLife, Inc.	359	13,344
Bank of New York Mellon Corp.	379	13,015
Travelers Companies, Inc.	118	12,766
Willis Towers Watson plc	60	12,529
Prudential Financial, Inc.	184	11,688
Aflac, Inc.	308	11,196
American International Group, Inc.	401	11,040
Welltower, Inc. REIT	194	10,687
Weyerhaeuser Co. REIT	347	9,896
State Street Corp.	164	9,730
Realty Income Corp. REIT	160	9,720
AvalonBay Communities, Inc. REIT	65	9,707
Arthur J Gallagher & Co.	89	9,397
Simon Property Group, Inc. REIT	142	9,185
Alexandria Real Estate Equities, Inc. REIT	55	8,800
First Republic Bank	80	8,725
Ameriprise Financial, Inc.	56	8,630
Discover Financial Services	143	8,263
Equity Residential REIT	159	8,162
Northern Trust Corp.	97	7,563
CBRE Group, Inc. — Class A*	156	7,327
Ventas, Inc. REIT	174	7,301
Fifth Third Bancorp	331	7,057
Healthpeak Properties, Inc. REIT	250	6,788
Synchrony Financial	253	6,621
Nasdaq, Inc.	53	6,504
Extra Space Storage, Inc. REIT	60	6,419
Duke Realty Corp. REIT	172	6,347
Hartford Financial Services Group, Inc.	167	6,156
Mid-America Apartment Communities, Inc. REIT	53	6,145
Essex Property Trust, Inc. REIT	30	6,024
SVB Financial Group*	24	5,775
M&T Bank Corp.	60	5,525
Cincinnati Financial Corp.	70	5,458
KeyCorp	454	5,416
Boston Properties, Inc. REIT	66	5,300
Regions Financial Corp.	447	5,154
Citizens Financial Group, Inc.	199	5,031
Principal Financial Group, Inc.	119	4,792
Cboe Global Markets, Inc.	51	4,475
UDR, Inc. REIT	137	4,468
Huntington Bancshares, Inc.	473	4,338
Raymond James Financial, Inc.	57	4,147
Western Union Co.	191	4,093
W R Berkley Corp.	65	3,975
Loews Corp.	111	3,857
Everest Re Group Ltd.	19	3,753
Globe Life, Inc.	46	3,675
Iron Mountain, Inc. REIT	134	3,590
Host Hotels & Resorts, Inc. REIT	328	3,539
Assurant, Inc.	28	3,397
Regency Centers Corp. REIT	73	2,775
Lincoln National Corp.	84	2,632
Franklin Resources, Inc.	124	2,523
Comerica, Inc.	65	2,486
Vornado Realty Trust REIT	73	2,461
Federal Realty Investment Trust REIT	32	2,350
Apartment Investment and Management Co. — Class A REIT	69	2,327
Kimco Realty Corp. REIT	201	2,263
Zions Bancorp North America	76	2,221
People's United Financial, Inc.	198	2,041
Invesco Ltd.	175	1,997
Unum Group	95	1,599
SL Green Realty Corp. REIT	34	1,577
Total Financial		1,805,959
Consumer, Cyclical - 3.1%
Home Depot, Inc.	501	139,133
Walmart, Inc.	646	90,382
McDonald's Corp.	346	75,944
Costco Wholesale Corp.	205	72,775
NIKE, Inc. — Class B	579	72,688
Lowe's Companies, Inc.	352	58,383
Starbucks Corp.	544	46,741
Target Corp.	233	36,679
TJX Companies, Inc.	558	31,053
Dollar General Corp.	116	24,316
General Motors Co.	586	17,340
Chipotle Mexican Grill, Inc. — Class A*	13	16,168
O'Reilly Automotive, Inc.*	34	15,677
Ross Stores, Inc.	166	15,491
Cummins, Inc.	69	14,570
PACCAR, Inc.	161	13,730
AutoZone, Inc.*	11	12,954
Yum! Brands, Inc.	140	12,782
Ford Motor Co.	1,818	12,108
Fastenal Co.	267	12,039
Walgreens Boots Alliance, Inc.	335	12,033
Best Buy Company, Inc.	107	11,908
DR Horton, Inc.	154	11,647
Aptiv plc	126	11,552
Marriott International, Inc. — Class A	124	11,480
Hilton Worldwide Holdings, Inc.	129	11,006
VF Corp.	149	10,467
Lennar Corp. — Class A	128	10,455
Southwest Airlines Co.	274	10,275

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 37.4% (continued)
Consumer, Cyclical - 3.1% (continued)
Copart, Inc.*	96	$10,095
Dollar Tree, Inc.*	110	10,047
Delta Air Lines, Inc.	297	9,082
Tractor Supply Co.	54	7,740
Domino's Pizza, Inc.	18	7,655
WW Grainger, Inc.	21	7,492
Las Vegas Sands Corp.	153	7,139
CarMax, Inc.*	76	6,985
Genuine Parts Co.	67	6,376
Darden Restaurants, Inc.	61	6,145
Ulta Beauty, Inc.*	26	5,823
Tiffany & Co.	50	5,793
PulteGroup, Inc.	125	5,786
Royal Caribbean Cruises Ltd.	83	5,373
Whirlpool Corp.	29	5,333
Advance Auto Parts, Inc.	32	4,912
Hasbro, Inc.	59	4,880
United Airlines Holdings, Inc.*	135	4,691
MGM Resorts International	190	4,133
NVR, Inc.*	1	4,083
BorgWarner, Inc.	96	3,719
Carnival Corp.[1]	241	3,658
LKQ Corp.*	130	3,605
Live Nation Entertainment, Inc.*	66	3,556
L Brands, Inc.	109	3,467
Wynn Resorts Ltd.	45	3,231
Newell Brands, Inc.	176	3,020
American Airlines Group, Inc.[1]	237	2,913
Mohawk Industries, Inc.*	28	2,733
Leggett & Platt, Inc.	62	2,552
Hanesbrands, Inc.	162	2,552
Norwegian Cruise Line Holdings Ltd.*,1	128	2,190
Alaska Air Group, Inc.	58	2,125
Tapestry, Inc.	128	2,001
PVH Corp.	33	1,968
Gap, Inc.	96	1,635
Ralph Lauren Corp. — Class A	22	1,495
Under Armour, Inc. — Class A*	88	988
Under Armour, Inc. — Class C*	90	886
Total Consumer, Cyclical		1,069,633
Industrial - 3.0%
Union Pacific Corp.	316	62,211
United Parcel Service, Inc. — Class B	329	54,821
Honeywell International, Inc.	326	53,663
Lockheed Martin Corp.	114	43,694
3M Co.	268	42,928
Raytheon Technologies Corp.	711	40,911
Boeing Co.	247	40,819
Caterpillar, Inc.	252	37,586
Deere & Co.	146	32,358
FedEx Corp.	112	28,170
CSX Corp.	356	27,651
Illinois Tool Works, Inc.	134	25,890
Norfolk Southern Corp.	119	25,465
General Electric Co.	4,074	25,381
Northrop Grumman Corp.	72	22,715
Waste Management, Inc.	181	20,484
Roper Technologies, Inc.	49	19,360
Eaton Corporation plc	186	18,978
Emerson Electric Co.	278	18,228
L3Harris Technologies, Inc.	101	17,154
TE Connectivity Ltd.	154	15,052
Amphenol Corp. — Class A	139	15,050
General Dynamics Corp.	108	14,950
Agilent Technologies, Inc.	143	14,434
Johnson Controls International plc	346	14,134
Trane Technologies plc	111	13,459
Ball Corp.	152	12,634
Parker-Hannifin Corp.	60	12,140
Stanley Black & Decker, Inc.	74	12,003
Fortive Corp.	157	11,965
Rockwell Automation, Inc.	54	11,917
TransDigm Group, Inc.	25	11,878
Otis Worldwide Corp.	189	11,797
Carrier Global Corp.	379	11,575
AMETEK, Inc.	107	10,636
Mettler-Toledo International, Inc.*	11	10,623
Republic Services, Inc. — Class A	98	9,148
Keysight Technologies, Inc.*	87	8,594
Vulcan Materials Co.	62	8,404
Old Dominion Freight Line, Inc.	45	8,141
Amcor plc	730	8,067
Kansas City Southern	44	7,956
Dover Corp.	67	7,259
Xylem, Inc.	84	7,066
Expeditors International of Washington, Inc.	78	7,061
Martin Marietta Materials, Inc.	29	6,825
Masco Corp.	122	6,726
Garmin Ltd.	69	6,545
PerkinElmer, Inc.	52	6,527
CH Robinson Worldwide, Inc.	63	6,438
IDEX Corp.	35	6,384
Ingersoll Rand, Inc.*	173	6,159
Waters Corp.*	29	5,675
Jacobs Engineering Group, Inc.	61	5,659
Fortune Brands Home & Security, Inc.	64	5,537
Teledyne Technologies, Inc.*	17	5,274
Westinghouse Air Brake Technologies Corp.	83	5,136
J.B. Hunt Transport Services, Inc.	39	4,929
Packaging Corporation of America	44	4,798
Allegion plc	43	4,253
Westrock Co.	121	4,204
Textron, Inc.	106	3,826
Snap-on, Inc.	25	3,678
Pentair plc	77	3,524
A O Smith Corp.	63	3,326
Howmet Aerospace, Inc.*	183	3,060
Sealed Air Corp.	72	2,794
Huntington Ingalls Industries, Inc.	19	2,674
FLIR Systems, Inc.	61	2,187

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 37.4% (continued)
Industrial - 3.0% (continued)
Flowserve Corp.	61	$1,665
Total Industrial		1,052,213
Utilities - 1.1%
NextEra Energy, Inc.	228	63,284
Dominion Energy, Inc.	391	30,862
Duke Energy Corp.	342	30,287
Southern Co.	491	26,622
American Electric Power Company, Inc.	231	18,880
Xcel Energy, Inc.	244	16,838
Exelon Corp.	453	16,199
Sempra Energy	135	15,979
WEC Energy Group, Inc.	147	14,244
Eversource Energy	159	13,284
Public Service Enterprise Group, Inc.	235	12,904
American Water Works Company, Inc.	84	12,170
Consolidated Edison, Inc.	156	12,137
DTE Energy Co.	90	10,354
PPL Corp.	358	9,741
Entergy Corp.	93	9,163
Ameren Corp.	115	9,094
Edison International	176	8,948
CMS Energy Corp.	133	8,167
FirstEnergy Corp.	252	7,235
Alliant Energy Corp.	116	5,991
AES Corp.	309	5,596
Atmos Energy Corp.	57	5,449
Evergy, Inc.	106	5,387
CenterPoint Energy, Inc.	253	4,896
NiSource, Inc.	178	3,916
Pinnacle West Capital Corp.	52	3,877
NRG Energy, Inc.	114	3,504
Total Utilities		385,008
Basic Materials - 0.8%
Linde plc	244	58,104
Air Products & Chemicals, Inc.	103	30,679
Sherwin-Williams Co.	38	26,476
Newmont Corp.	374	23,730
Ecolab, Inc.	115	22,982
DuPont de Nemours, Inc.	341	18,919
Dow, Inc.	345	16,232
PPG Industries, Inc.	110	13,429
Freeport-McMoRan, Inc.	676	10,573
LyondellBasell Industries N.V. — Class A	120	8,459
International Paper Co.	183	7,419
FMC Corp.	60	6,355
Nucor Corp.	140	6,280
International Flavors & Fragrances, Inc.	50	6,122
Celanese Corp. — Class A	55	5,910
Eastman Chemical Co.	63	4,921
Albemarle Corp.	49	4,375
CF Industries Holdings, Inc.	99	3,040
Mosaic Co.	160	2,923
Total Basic Materials		276,928
Energy - 0.8%
Exxon Mobil Corp.	1,968	67,561
Chevron Corp.	869	62,568
ConocoPhillips	499	16,387
Kinder Morgan, Inc.	905	11,159
Williams Companies, Inc.	564	11,082
Phillips 66	203	10,523
Schlumberger Ltd.	646	10,052
EOG Resources, Inc.	271	9,740
Marathon Petroleum Corp.	303	8,890
Valero Energy Corp.	190	8,231
Pioneer Natural Resources Co.	76	6,535
ONEOK, Inc.	207	5,378
Hess Corp.	127	5,198
Halliburton Co.	409	4,928
Baker Hughes Co.	305	4,053
Concho Resources, Inc.	91	4,015
Occidental Petroleum Corp.	389	3,894
Cabot Oil & Gas Corp. — Class A	185	3,212
Diamondback Energy, Inc.	73	2,199
Noble Energy, Inc.	225	1,924
Devon Energy Corp.	178	1,684
Apache Corp.	176	1,667
National Oilwell Varco, Inc.	181	1,640
Marathon Oil Corp.	367	1,501
HollyFrontier Corp.	69	1,360
TechnipFMC plc	196	1,237
Total Energy		266,618
Total Common Stocks
(Cost $11,687,187)		12,963,367

MUTUAL FUNDS† - 32.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	573,729	5,725,818
Guggenheim Strategy Fund II2	214,258	5,350,026
Total Mutual Funds
(Cost $10,947,573)		11,075,844

	Face Amount
U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
0.08% due 10/29/20[3,4]	$635,000	634,954
0.08% due 10/15/20[4,5]	483,000	482,986
0.07% due 10/29/20[3,4]	250,000	249,982
Total U.S. Treasury Bills
(Cost $1,367,929)		1,367,922

REPURCHASE AGREEMENTS††,6 - 24.6%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[3]	4,753,823	4,753,823
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	1,978,674	1,978,674
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[3]	1,800,593	1,800,593
Total Repurchase Agreements
(Cost $8,533,090)		8,533,090

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	7,881	$7,881
Total Securities Lending Collateral
(Cost $7,881)		7,881
Total Investments - 98.0%

(Cost $32,543,660)		$33,948,104
Other Assets & Liabilities, net - 2.0%		695,242
Total Net Assets - 100.0%		$34,643,346

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	75	Dec 2020	$12,561,563	$169,593

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	11/18/20	1,695	$5,700,544	$213,717
Goldman Sachs International	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/19/20	4,673	15,715,214	55,252
Barclays Bank plc	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/17/20	1,470	4,943,025	16,755

						$26,358,783	$285,724

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT - Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,963,367	$—	$—	$12,963,367
Mutual Funds	11,075,844	—	—	11,075,844
U.S. Treasury Bills	—	1,367,922	—	1,367,922
Repurchase Agreements	—	8,533,090	—	8,533,090
Securities Lending Collateral	7,881	—	—	7,881
Equity Futures Contracts**	169,593	—	—	169,593
Equity Index Swap Agreements**	—	285,724	—	285,724
Total Assets	$24,216,685	$10,186,736	$—	$34,403,421

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$11,694,627	$2,119,765	$(8,500,000)	$(40,261)	$75,895	$5,350,026	214,258	$70,370
Guggenheim Ultra Short Duration Fund — Institutional Class	9,690,414	14,621,438	(18,700,000)	38,034	75,932	5,725,818	573,729	71,890
	$21,385,041	$16,741,203	$(27,200,000)	$(2,227)	$151,827	$11,075,844		$142,260

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 95.8%
Mining - 95.8%
Barrick Gold Corp.	73,494	$2,065,916
Newmont Corp.	32,509	2,062,696
Franco-Nevada Corp.	10,616	1,481,781
Wheaton Precious Metals Corp.	27,305	1,339,856
Freeport-McMoRan, Inc.	85,013	1,329,603
Agnico Eagle Mines Ltd.	15,885	1,264,605
Kirkland Lake Gold Ltd.	21,546	1,049,937
AngloGold Ashanti Ltd. ADR	36,823	971,391
Kinross Gold Corp.	107,457	947,771
Gold Fields Ltd. ADR	76,399	938,944
Royal Gold, Inc.	6,698	804,899
Sibanye Stillwater Ltd. ADR	69,363	772,704
Pan American Silver Corp.	22,915	736,717
B2Gold Corp.	112,800	735,456
Yamana Gold, Inc.	116,642	662,526
Novagold Resources, Inc.*	49,185	584,810
Alamos Gold, Inc. — Class A	59,615	525,208
Harmony Gold Mining Company Ltd. ADR*	97,576	514,225
Equinox Gold Corp.*,1	40,229	471,082
Hecla Mining Co.	88,861	451,414
Pretium Resources, Inc.*	33,802	434,018
SSR Mining, Inc.*	21,647	404,149
Osisko Gold Royalties Ltd.	33,080	391,336
IAMGOLD Corp.*	98,668	377,898
Eldorado Gold Corp.*	34,980	369,039
First Majestic Silver Corp.*,1	38,657	368,015
Coeur Mining, Inc.*	49,451	364,948
Sandstorm Gold Ltd.*	41,763	352,480
MAG Silver Corp.*	20,761	337,574
Seabridge Gold, Inc.*,1	16,741	314,396
Silvercorp Metals, Inc.	41,503	300,482
Fortuna Silver Mines, Inc.*,1	45,011	286,270
SilverCrest Metals, Inc.*	32,582	276,621
Endeavour Silver Corp.*	55,864	196,083
Gold Resource Corp.	41,048	139,974
Total Mining		24,624,824
Total Common Stocks
(Cost $9,172,405)		24,624,824

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	18,249	1,010,265
Total Exchange-Traded Funds
(Cost $401,690)		1,010,265

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$162,893	162,893
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	67,801	67,801
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	61,698	61,698
Total Repurchase Agreements
(Cost $292,392)		292,392

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	769,053	769,053
Total Securities Lending Collateral
(Cost $769,053)		769,053
Total Investments - 103.8%
(Cost $10,635,540)		$26,696,534
Other Assets & Liabilities, net - (3.8)%		(984,483)
Total Net Assets - 100.0%		$25,712,051

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,624,824	$—	$—	$24,624,824
Exchange-Traded Funds	1,010,265	—	—	1,010,265
Repurchase Agreements	—	292,392	—	292,392
Securities Lending Collateral	769,053	—	—	769,053
Total Assets	$26,404,142	$292,392	$—	$26,696,534

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 95.8%
REITs-Diversified - 24.3%
American Tower Corp. — Class A	973	$235,203
Crown Castle International Corp.	1,169	194,639
Equinix, Inc.	246	186,992
Digital Realty Trust, Inc.	995	146,026
SBA Communications Corp.	432	137,583
Weyerhaeuser Co.	3,693	105,324
Duke Realty Corp.	2,310	85,239
VICI Properties, Inc.	3,413	79,762
WP Carey, Inc.	1,166	75,977
Gaming and Leisure Properties, Inc.	1,769	65,328
Lamar Advertising Co. — Class A	846	55,980
CoreSite Realty Corp.	458	54,447
PotlatchDeltic Corp.	908	38,227
New Residential Investment Corp.	4,003	31,824
Outfront Media, Inc.	2,128	30,962
EPR Properties	1,108	30,470
Total REITs-Diversified		1,553,983
REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	687	102,597
Equity Residential	1,884	96,706
Invitation Homes, Inc.	3,215	89,988
Mid-America Apartment Communities, Inc.	714	82,788
Essex Property Trust, Inc.	397	79,714
American Homes 4 Rent — Class A	2,410	68,637
UDR, Inc.	2,104	68,611
Camden Property Trust	740	65,845
Apartment Investment and Management Co. — Class A	1,472	49,636
American Campus Communities, Inc.	1,396	48,748
Total REITs-Apartments		753,270
REITs-Office Property - 10.4%
Alexandria Real Estate Equities, Inc.	638	102,080
Boston Properties, Inc.	961	77,168
Vornado Realty Trust	1,639	55,251
Kilroy Realty Corp.	1,046	54,350
Douglas Emmett, Inc.	1,877	47,113
Cousins Properties, Inc.	1,609	46,001
JBG SMITH Properties	1,606	42,944
Hudson Pacific Properties, Inc.	1,875	41,119
Highwoods Properties, Inc.	1,219	40,922
SL Green Realty Corp.[1]	870	40,342
Equity Commonwealth	1,450	38,614
Brandywine Realty Trust	2,850	29,469
Paramount Group, Inc.	3,947	27,945
Empire State Realty Trust, Inc. — Class A	3,777	23,115
Total REITs-Office Property		666,433
REITs-Health Care - 9.8%
Welltower, Inc.	1,973	108,693
Ventas, Inc.	2,127	89,249
Healthpeak Properties, Inc.	3,190	86,609
Medical Properties Trust, Inc.	4,026	70,978
Omega Healthcare Investors, Inc.	1,913	57,275
Healthcare Trust of America, Inc. — Class A	2,129	55,354
Healthcare Realty Trust, Inc.	1,579	47,559
Physicians Realty Trust	2,457	44,005
Sabra Health Care REIT, Inc.	2,617	36,075
CareTrust REIT, Inc.	1,638	29,148
Total REITs-Health Care		624,945
REITs-Warehouse/Industries - 9.5%
Prologis, Inc.	1,962	197,416
CyrusOne, Inc.	898	62,887
Americold Realty Trust	1,736	62,062
Rexford Industrial Realty, Inc.	1,198	54,820
First Industrial Realty Trust, Inc.	1,286	51,183
EastGroup Properties, Inc.	388	50,180
STAG Industrial, Inc.	1,595	48,632
QTS Realty Trust, Inc. — Class A	709	44,681
Innovative Industrial Properties, Inc.	301	37,357
Total REITs-Warehouse/Industries		609,218
REITs-Storage - 6.1%
Public Storage	637	141,873
Extra Space Storage, Inc.	771	82,489
Iron Mountain, Inc.	2,301	61,644
CubeSmart	1,764	56,995
Life Storage, Inc.	473	49,793
Total REITs-Storage		392,794
REITs-Hotels - 5.2%
MGM Growth Properties LLC — Class A	2,445	68,411
Host Hotels & Resorts, Inc.	5,714	61,654
Park Hotels & Resorts, Inc.	3,335	33,317
Apple Hospitality REIT, Inc.	3,330	32,001
Ryman Hospitality Properties, Inc.	859	31,611
Sunstone Hotel Investors, Inc.	3,710	29,457
Pebblebrook Hotel Trust	2,222	27,842
Service Properties Trust	3,269	25,989
RLJ Lodging Trust	2,955	25,590
Total REITs-Hotels		335,872
REITs-Single Tenant - 5.1%
Realty Income Corp.	1,689	102,607
STORE Capital Corp.	2,135	58,563
National Retail Properties, Inc.	1,553	53,594
Agree Realty Corp.	660	42,002
Spirit Realty Capital, Inc.	1,222	41,243
Essential Properties Realty Trust, Inc.	1,576	28,872
Total REITs-Single Tenant		326,881
REITs-Shopping Centers - 4.3%
Regency Centers Corp.	1,471	55,927
Federal Realty Investment Trust	683	50,160
Kimco Realty Corp.	4,217	47,483
Brixmor Property Group, Inc.	3,441	40,225
Weingarten Realty Investors	1,942	32,936

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
REITs - 95.8% (continued)
REITs-Shopping Centers - 4.3% (continued)
Retail Opportunity Investments Corp.	2,346	$24,434
Urban Edge Properties	2,409	23,415
Total REITs-Shopping Centers		274,580
REITs-Mortgage - 3.8%
Annaly Capital Management, Inc.	9,763	69,513
AGNC Investment Corp.	4,455	61,969
Starwood Property Trust, Inc.	2,981	44,983
Blackstone Mortgage Trust, Inc. — Class A	1,798	39,502
Chimera Investment Corp.	3,657	29,987
Total REITs-Mortgage		245,954
REITs-Regional Malls - 2.9%
Simon Property Group, Inc.	1,506	97,408
Taubman Centers, Inc.	940	31,293
Macerich Co.[1]	3,147	21,368
Brookfield Property REIT, Inc. — Class A1	1,548	18,948
Tanger Factory Outlet Centers, Inc.[1]	2,742	16,534
Total REITs-Regional Malls		185,551
REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	655	92,100
Equity LifeStyle Properties, Inc.	1,226	75,154
Total REITs-Manufactured Homes		167,254
Total REITs		6,136,735
Real Estate - 3.5%
Real Estate Management/Services - 2.9%
CBRE Group, Inc. — Class A*	1,888	88,680
Redfin Corp.*	1,039	51,877
Jones Lang LaSalle, Inc.	503	48,117
Total Real Estate Management/Services		188,674
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	686	39,514
Total Real Estate		228,188
Total Common Stocks
(Cost $3,279,529)		6,364,923

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$24,894	24,894
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,361	10,361
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,429	9,429
Total Repurchase Agreements
(Cost $44,684)		44,684

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	75,152	75,152
Total Securities Lending Collateral
(Cost $75,152)		75,152
Total Investments - 101.2%
(Cost $3,399,365)		$6,484,759
Other Assets & Liabilities, net - (1.2)%		(76,784)
Total Net Assets - 100.0%		$6,407,975

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,364,923	$—	$—	$6,364,923
Repurchase Agreements	—	44,684	—	44,684
Securities Lending Collateral	75,152	—	—	75,152
Total Assets	$6,440,075	$44,684	$—	$6,484,759

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Retail - 58.3%
Walmart, Inc.	2,929	$409,796
Home Depot, Inc.	1,268	352,136
Costco Wholesale Corp.	889	315,595
Lowe's Companies, Inc.	1,675	277,816
Target Corp.	1,424	224,166
TJX Companies, Inc.	3,621	201,509
Dollar General Corp.	854	179,015
O'Reilly Automotive, Inc.*	310	142,935
Ross Stores, Inc.	1,521	141,940
Best Buy Company, Inc.	1,218	135,551
Walgreens Boots Alliance, Inc.	3,681	132,222
AutoZone, Inc.*	106	124,830
Dollar Tree, Inc.*	1,272	116,184
Tractor Supply Co.	711	101,915
Tiffany & Co.	797	92,332
CarMax, Inc.*	979	89,980
Burlington Stores, Inc.*	434	89,443
Carvana Co.*	399	89,001
Genuine Parts Co.	918	87,366
Ulta Beauty, Inc.*	383	85,784
Advance Auto Parts, Inc.	516	79,206
L Brands, Inc.	2,322	73,863
Floor & Decor Holdings, Inc. — Class A*	917	68,592
RH*	177	67,724
Williams-Sonoma, Inc.	728	65,840
Five Below, Inc.*	498	63,246
Gap, Inc.	3,674	62,568
BJ's Wholesale Club Holdings, Inc.*	1,449	60,206
Ollie's Bargain Outlet Holdings, Inc.*	683	59,660
Dick's Sporting Goods, Inc.	949	54,928
Foot Locker, Inc.	1,328	43,864
National Vision Holdings, Inc.*	1,115	42,638
American Eagle Outfitters, Inc.	2,624	38,861
Kohl's Corp.	2,038	37,764
Nordstrom, Inc.[1]	2,516	29,991
Signet Jewelers Ltd.	1,274	23,824
Abercrombie & Fitch Co. — Class A	1,566	21,814
Children's Place, Inc.	562	15,933
Total Retail		4,300,038
Internet - 37.2%
Amazon.com, Inc.*	266	837,562
Alibaba Group Holding Ltd. ADR*	1,044	306,915
Booking Holdings, Inc.*	119	203,571
eBay, Inc.	2,984	155,466
JD.com, Inc. ADR*	1,880	145,907
Wayfair, Inc. — Class A*	459	133,574
Chewy, Inc. — Class A*	2,146	117,665
MercadoLibre, Inc.*	104	112,578
Etsy, Inc.*	807	98,156
Trip.com Group Ltd. ADR*	3,115	97,001
Expedia Group, Inc.	944	86,555
Pinduoduo, Inc. ADR*	1,158	85,866
Farfetch Ltd. — Class A*	2,867	72,134
Vipshop Holdings Ltd. ADR*	4,422	69,160
GrubHub, Inc.*	894	64,663
Baozun, Inc. ADR*,1	1,978	64,265
Stamps.com, Inc.*	221	53,250
Stitch Fix, Inc. — Class A*,1	1,470	39,881
Total Internet		2,744,169
Distribution & Wholesale - 2.2%
Pool Corp.	279	93,337
LKQ Corp.*	2,399	66,524
Total Distribution & Wholesale		159,861
Commercial Services - 1.0%
Aaron's, Inc.	845	47,869
Monro, Inc.	700	28,399
Total Commercial Services		76,268
Oil & Gas - 0.6%
Murphy USA, Inc.*	358	45,920
Apparel - 0.4%
Urban Outfitters, Inc.*	1,627	33,858
Total Common Stocks
(Cost $4,957,156)		7,360,114

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$4,873	4,873
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	2,028	2,028
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,846	1,846
Total Repurchase Agreements
(Cost $8,747)		8,747

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	101,596	101,596
Total Securities Lending Collateral
(Cost $101,596)		101,596
Total Investments - 101.2%
(Cost $5,067,499)		$7,470,457
Other Assets & Liabilities, net - (1.2)%		(91,696)
Total Net Assets - 100.0%		$7,378,761

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,360,114	$—	$—	$7,360,114
Repurchase Agreements	—	8,747	—	8,747
Securities Lending Collateral	101,596	—	—	101,596
Total Assets	$7,461,710	$8,747	$—	$7,470,457

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	132	$–
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	8	–
Omthera Pharmaceuticals, Inc.*	37	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	104,787	1,045,778
Guggenheim Strategy Fund II1	23,480	586,302
Total Mutual Funds
(Cost $1,616,567)		1,632,080

	Face Amount
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	$350,000	349,975
0.07% due 10/29/20[2,3]	50,000	49,996
Total U.S. Treasury Bills
(Cost $399,975)		399,971

FEDERAL AGENCY NOTES†† - 4.2%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[4]	250,000	251,013
Total Federal Agency Notes
(Cost $250,000)		251,013

REPURCHASE AGREEMENTS††,5 - 57.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	1,894,345	1,894,345
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	788,479	788,479
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	717,516	717,516
Total Repurchase Agreements
(Cost $3,400,340)		3,400,340
Total Investments - 95.7%
(Cost $5,666,882)		$5,683,404
Other Assets & Liabilities, net - 4.3%		255,317
Total Net Assets - 100.0%		$5,938,721

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Dec 2020	$752,650	$21,065

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	11/18/20	1,437	$2,166,738	$80,657
Goldman Sachs International	Russell 2000 Index	0.35% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	532	801,709	833
Barclays Bank plc	Russell 2000 Index	0.10% (1 Week USD LIBOR)	At Maturity	11/17/20	3,455	5,208,628	(9,155)
						$8,177,075	$72,335

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	1,632,080	—	—		1,632,080
U.S. Treasury Bills	—	399,971	—		399,971
Federal Agency Notes	—	251,013	—		251,013
Repurchase Agreements	—	3,400,340	—		3,400,340
Equity Futures Contracts**	21,065	—	—		21,065
Equity Index Swap Agreements**	—	81,490	—		81,490
Total Assets	$1,653,145	$4,132,814	$—		$5,785,959

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$9,155	$—	$9,155

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,251,714	$871,772	$(1,540,000)	$(5,782)	$8,598	$586,302	23,480	$11,844
Guggenheim Ultra Short Duration Fund — Institutional Class	1,798,499	923,477	(1,685,000)	(2,291)	11,093	1,045,778	104,787	13,561
	$3,050,213	$1,795,249	$(3,225,000)	$(8,073)	$19,691	$1,632,080		$25,405

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	10	$–
Tobira Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	207	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 31.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,685	376,096
Guggenheim Strategy Fund II1	12,843	320,682
Total Mutual Funds
(Cost $683,889)		696,778

	Face Amount
U.S. TREASURY BILLS†† - 15.9%
U.S. Treasury Bills
0.08% due 10/29/20[2,3]	$350,000	349,975
Total U.S. Treasury Bills
(Cost $349,978)		349,975

REPURCHASE AGREEMENTS††,4 - 51.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[2]	626,742	626,742
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	260,867	260,867
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[2]	237,389	237,389
Total Repurchase Agreements
(Cost $1,124,998)		1,124,998
Total Investments - 98.8%
(Cost $2,158,865)		$2,171,751
Other Assets & Liabilities, net - 1.2%		26,621
Total Net Assets - 100.0%		$2,198,372

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Dec 2020	$301,060	$11,864

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	0.24% (1 Month USD LIBOR + 0.10%)	At Maturity	11/18/20	600	$904,931	$33,276
Goldman Sachs International	Russell 2000 Index	0.35% (1 Week USD LIBOR + 0.25%)	At Maturity	11/19/20	1,240	1,869,012	1,915
Barclays Bank plc	Russell 2000 Index	0.10% (1 Week USD LIBOR)	At Maturity	11/17/20	883	1,331,034	(2,339)
						$4,104,977	$32,852

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	696,778	—	—		696,778
U.S. Treasury Bills	—	349,975	—		349,975
Repurchase Agreements	—	1,124,998	—		1,124,998
Equity Futures Contracts**	11,864	—	—		11,864
Equity Index Swap Agreements**	—	35,191	—		35,191
Total Assets	$708,642	$1,510,164	$—		$2,218,806

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,339	$—	$2,339

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$655,774	$2,331,781	$(2,670,000)	$(4,434)	$7,561	$320,682	12,843	$6,819
Guggenheim Ultra Short Duration Fund — Institutional Class	954,930	3,277,860	(3,865,000)	791	7,515	376,096	37,685	7,904
	$1,610,704	$5,609,641	$(6,535,000)	$(3,643)	$15,076	$696,778		$14,723

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 13.2%
Technology - 3.1%
Apple, Inc.	1,570	$181,822
Microsoft Corp.	739	155,434
NVIDIA Corp.	60	32,473
Adobe, Inc.*	47	23,050
salesforce.com, Inc.*	89	22,367
Intel Corp.	415	21,489
Broadcom, Inc.	39	14,208
Accenture plc — Class A	62	14,011
QUALCOMM, Inc.	110	12,945
Texas Instruments, Inc.	89	12,708
Oracle Corp.	189	11,283
International Business Machines Corp.	87	10,585
Advanced Micro Devices, Inc.*	115	9,429
ServiceNow, Inc.*	19	9,215
Fidelity National Information Services, Inc.	60	8,833
Intuit, Inc.	26	8,481
Activision Blizzard, Inc.	75	6,071
Fiserv, Inc.*	54	5,565
Applied Materials, Inc.	89	5,291
Micron Technology, Inc.*	108	5,072
Autodesk, Inc.*	21	4,851
Lam Research Corp.	14	4,644
Analog Devices, Inc.	36	4,203
Cognizant Technology Solutions Corp. — Class A	53	3,679
Electronic Arts, Inc.*	28	3,651
Synopsys, Inc.*	15	3,210
KLA Corp.	15	2,906
Cadence Design Systems, Inc.*	27	2,879
MSCI, Inc. — Class A	8	2,854
ANSYS, Inc.*	8	2,618
Microchip Technology, Inc.	25	2,569
HP, Inc.	133	2,526
Xilinx, Inc.	24	2,502
Paychex, Inc.	31	2,473
Skyworks Solutions, Inc.	15	2,183
Cerner Corp.	30	2,169
Take-Two Interactive Software, Inc.*	11	1,817
Akamai Technologies, Inc.*	16	1,769
Maxim Integrated Products, Inc.	26	1,758
Citrix Systems, Inc.	12	1,653
Paycom Software, Inc.*	5	1,557
Fortinet, Inc.*	13	1,532
Broadridge Financial Solutions, Inc.	11	1,452
Qorvo, Inc.*	11	1,419
Tyler Technologies, Inc.*	4	1,394
Teradyne, Inc.	16	1,271
Zebra Technologies Corp. — Class A*	5	1,262
Hewlett Packard Enterprise Co.	126	1,181
Leidos Holdings, Inc.	13	1,159
Jack Henry & Associates, Inc.	7	1,138
Seagate Technology plc	22	1,084
Western Digital Corp.	29	1,060
NetApp, Inc.	22	964
IPG Photonics Corp.*	3	510
DXC Technology Co.	25	446
Xerox Holdings Corp.	17	319
Total Technology		644,994
Consumer, Non-cyclical - 2.9%
Johnson & Johnson	257	38,262
Procter & Gamble Co.	243	33,775
UnitedHealth Group, Inc.	93	28,995
PayPal Holdings, Inc.*	115	22,658
Merck & Company, Inc.	247	20,489
Pfizer, Inc.	543	19,928
Abbott Laboratories	173	18,828
PepsiCo, Inc.	135	18,711
Coca-Cola Co.	377	18,613
Thermo Fisher Scientific, Inc.	39	17,219
AbbVie, Inc.	172	15,065
Amgen, Inc.	57	14,487
Medtronic plc	131	13,613
Danaher Corp.	62	13,350
Bristol-Myers Squibb Co.	220	13,264
Eli Lilly & Co.	78	11,546
Philip Morris International, Inc.	152	11,399
S&P Global, Inc.	24	8,654
Mondelez International, Inc. — Class A	139	7,985
Intuitive Surgical, Inc.*	11	7,805
Gilead Sciences, Inc.	122	7,709
Zoetis, Inc.	46	7,607
CVS Health Corp.	127	7,417
Altria Group, Inc.	181	6,994
Vertex Pharmaceuticals, Inc.*	25	6,803
Anthem, Inc.	25	6,715
Stryker Corp.	32	6,668
Becton Dickinson and Co.	28	6,515
Colgate-Palmolive Co.	84	6,481
Cigna Corp.	36	6,099
Automatic Data Processing, Inc.	42	5,859
Regeneron Pharmaceuticals, Inc.*	10	5,598
Boston Scientific Corp.*	140	5,349
Global Payments, Inc.	29	5,150
Humana, Inc.	12	4,967
Kimberly-Clark Corp.	33	4,873
Edwards Lifesciences Corp.*	61	4,869
Estee Lauder Companies, Inc. — Class A	22	4,801
Moody's Corp.	16	4,638
Illumina, Inc.*	14	4,327
Biogen, Inc.*	15	4,255
Baxter International, Inc.	49	3,941
DexCom, Inc.*	9	3,710
General Mills, Inc.	60	3,701
Centene Corp.*	57	3,325
IDEXX Laboratories, Inc.*	8	3,145
HCA Healthcare, Inc.	25	3,117
Sysco Corp.	50	3,111
Constellation Brands, Inc. — Class A	16	3,032
IQVIA Holdings, Inc.*	19	2,995
Monster Beverage Corp.*	36	2,887
IHS Markit Ltd.	36	2,826
Verisk Analytics, Inc. — Class A	15	2,780

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 13.2% (continued)
Consumer, Non-cyclical - 2.9% (continued)
Zimmer Biomet Holdings, Inc.	20	$2,723
Cintas Corp.	8	2,663
Kroger Co.	76	2,577
Clorox Co.	12	2,522
Archer-Daniels-Midland Co.	54	2,510
Alexion Pharmaceuticals, Inc.*	21	2,403
ResMed, Inc.	14	2,400
McKesson Corp.	16	2,383
McCormick & Company, Inc.	12	2,329
Align Technology, Inc.*	7	2,291
Church & Dwight Company, Inc.	24	2,249
Corteva, Inc.	73	2,103
Hershey Co.	14	2,007
West Pharmaceutical Services, Inc.	7	1,924
FleetCor Technologies, Inc.*	8	1,905
Kraft Heinz Co.	63	1,887
Equifax, Inc.	12	1,883
Laboratory Corporation of America Holdings*	10	1,883
Tyson Foods, Inc. — Class A	29	1,725
Conagra Brands, Inc.	48	1,714
Cooper Companies, Inc.	5	1,686
Hologic, Inc.*	25	1,662
Incyte Corp.*	18	1,615
Kellogg Co.	25	1,615
Varian Medical Systems, Inc.*	9	1,548
Quest Diagnostics, Inc.	13	1,488
MarketAxess Holdings, Inc.	3	1,445
STERIS plc	8	1,410
Catalent, Inc.*	16	1,370
Teleflex, Inc.	4	1,362
Cardinal Health, Inc.	29	1,361
AmerisourceBergen Corp. — Class A	14	1,357
Brown-Forman Corp. — Class B	18	1,356
Hormel Foods Corp.	27	1,320
JM Smucker Co.	11	1,271
United Rentals, Inc.*	7	1,221
Gartner, Inc.*	9	1,124
ABIOMED, Inc.*	4	1,108
Avery Dennison Corp.	8	1,023
Campbell Soup Co.	20	967
Lamb Weston Holdings, Inc.	14	928
Dentsply Sirona, Inc.	21	918
Universal Health Services, Inc. — Class B	8	856
Henry Schein, Inc.*	14	823
Rollins, Inc.	14	759
Mylan N.V.*	50	741
Quanta Services, Inc.	13	687
Molson Coors Beverage Co. — Class B	18	604
DaVita, Inc.*	7	599
Perrigo Company plc	13	597
Robert Half International, Inc.	11	582
Bio-Rad Laboratories, Inc. — Class A*	1	516
Nielsen Holdings plc	35	496
Total Consumer, Non-cyclical		597,406
Communications - 2.2%
Amazon.com, Inc.*	42	132,247
Facebook, Inc. — Class A*	235	61,546
Alphabet, Inc. — Class C*	29	42,618
Alphabet, Inc. — Class A*	29	42,502
Verizon Communications, Inc.	404	24,034
Walt Disney Co.	176	21,838
Netflix, Inc.*	43	21,501
Comcast Corp. — Class A	445	20,586
AT&T, Inc.	696	19,843
Cisco Systems, Inc.	413	16,268
Charter Communications, Inc. — Class A*	14	8,741
Booking Holdings, Inc.*	4	6,843
T-Mobile US, Inc.*	56	6,404
Twitter, Inc.*	77	3,427
eBay, Inc.	65	3,387
Motorola Solutions, Inc.	17	2,666
Corning, Inc.	74	2,398
VeriSign, Inc.*	10	2,048
CDW Corp.	14	1,673
ViacomCBS, Inc. — Class B	55	1,540
Etsy, Inc.*	12	1,460
NortonLifeLock, Inc.	58	1,209
Expedia Group, Inc.	13	1,192
E*TRADE Financial Corp.	22	1,101
Omnicom Group, Inc.	21	1,040
Arista Networks, Inc.*	5	1,035
CenturyLink, Inc.	96	968
Fox Corp. — Class A	33	918
F5 Networks, Inc.*	6	737
DISH Network Corp. — Class A*	24	697
Juniper Networks, Inc.	32	688
Interpublic Group of Companies, Inc.	38	633
Discovery, Inc. — Class C*	30	588
News Corp. — Class A	38	533
Fox Corp. — Class B	15	420
Discovery, Inc. — Class A*,1	15	326
News Corp. — Class B	12	168
Total Communications		455,823
Financial - 1.8%
Berkshire Hathaway, Inc. — Class B*	194	41,310
Visa, Inc. — Class A	165	32,995
Mastercard, Inc. — Class A	85	28,744
JPMorgan Chase & Co.	298	28,689
Bank of America Corp.	744	17,923
American Tower Corp. — Class A REIT	43	10,394
Wells Fargo & Co.	402	9,451
Citigroup, Inc.	203	8,751
BlackRock, Inc. — Class A	14	7,890
Prologis, Inc. REIT	72	7,245
Equinix, Inc. REIT	9	6,841
Crown Castle International Corp. REIT	41	6,826
Goldman Sachs Group, Inc.	33	6,632
American Express Co.	64	6,416
CME Group, Inc. — Class A	35	5,856
Morgan Stanley	117	5,657

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 13.2% (continued)
Financial - 1.8% (continued)
Marsh & McLennan Companies, Inc.	49	$5,620
Intercontinental Exchange, Inc.	55	5,503
Progressive Corp.	57	5,396
Chubb Ltd.	44	5,109
Truist Financial Corp.	132	5,023
U.S. Bancorp	133	4,768
Aon plc — Class A	23	4,745
PNC Financial Services Group, Inc.	41	4,506
Charles Schwab Corp.	113	4,094
Digital Realty Trust, Inc. REIT	26	3,816
SBA Communications Corp. REIT	11	3,503
Public Storage REIT	15	3,341
Capital One Financial Corp.	45	3,234
Allstate Corp.	30	2,824
MetLife, Inc.	75	2,788
Bank of New York Mellon Corp.	80	2,747
Willis Towers Watson plc	13	2,715
Travelers Companies, Inc.	25	2,705
T. Rowe Price Group, Inc.	21	2,693
Prudential Financial, Inc.	39	2,477
Aflac, Inc.	65	2,363
American International Group, Inc.	84	2,312
Welltower, Inc. REIT	41	2,259
AvalonBay Communities, Inc. REIT	14	2,091
Weyerhaeuser Co. REIT	73	2,082
Realty Income Corp. REIT	34	2,065
State Street Corp.	34	2,017
Arthur J Gallagher & Co.	19	2,006
Simon Property Group, Inc. REIT	30	1,940
First Republic Bank	17	1,854
Ameriprise Financial, Inc.	12	1,849
Discover Financial Services	30	1,733
Equity Residential REIT	33	1,694
Alexandria Real Estate Equities, Inc. REIT	10	1,600
Northern Trust Corp.	20	1,559
CBRE Group, Inc. — Class A*	33	1,550
Ventas, Inc. REIT	36	1,511
Fifth Third Bancorp	70	1,492
Healthpeak Properties, Inc. REIT	53	1,439
Extra Space Storage, Inc. REIT	13	1,391
Synchrony Financial	53	1,387
Nasdaq, Inc.	11	1,350
Duke Realty Corp. REIT	36	1,328
Hartford Financial Services Group, Inc.	35	1,290
Mid-America Apartment Communities, Inc. REIT	11	1,275
Essex Property Trust, Inc. REIT	6	1,205
SVB Financial Group*	5	1,203
M&T Bank Corp.	13	1,197
Cincinnati Financial Corp.	15	1,170
KeyCorp	95	1,133
Boston Properties, Inc. REIT	14	1,124
Regions Financial Corp.	94	1,084
Citizens Financial Group, Inc.	42	1,062
Principal Financial Group, Inc.	25	1,007
Cboe Global Markets, Inc.	11	965
UDR, Inc. REIT	29	946
Huntington Bancshares, Inc.	98	899
Raymond James Financial, Inc.	12	873
Western Union Co.	40	857
W R Berkley Corp.	14	856
Loews Corp.	23	799
Globe Life, Inc.	10	799
Everest Re Group Ltd.	4	790
Iron Mountain, Inc. REIT	28	750
Host Hotels & Resorts, Inc. REIT	69	745
Assurant, Inc.	6	728
Regency Centers Corp. REIT	15	570
Lincoln National Corp.	18	564
Comerica, Inc.	14	536
Franklin Resources, Inc.	26	529
Federal Realty Investment Trust REIT	7	514
Apartment Investment and Management Co. — Class A REIT	15	506
Vornado Realty Trust REIT	15	506
Kimco Realty Corp. REIT	42	473
Zions Bancorp North America	16	468
People's United Financial, Inc.	41	423
Invesco Ltd.	37	422
SL Green Realty Corp. REIT	7	325
Unum Group	19	320
Total Financial		379,012
Consumer, Cyclical - 1.1%
Home Depot, Inc.	105	29,159
Walmart, Inc.	136	19,028
McDonald's Corp.	73	16,023
NIKE, Inc. — Class B	122	15,316
Costco Wholesale Corp.	43	15,265
Lowe's Companies, Inc.	74	12,274
Starbucks Corp.	114	9,795
Target Corp.	49	7,714
TJX Companies, Inc.	117	6,511
Dollar General Corp.	24	5,031
Chipotle Mexican Grill, Inc. — Class A*	3	3,731
General Motors Co.	123	3,640
Ross Stores, Inc.	35	3,266
O'Reilly Automotive, Inc.*	7	3,228
PACCAR, Inc.	34	2,899
Cummins, Inc.	13	2,745
Yum! Brands, Inc.	29	2,648
Ford Motor Co.	382	2,544
Fastenal Co.	56	2,525
Walgreens Boots Alliance, Inc.	70	2,514
Best Buy Company, Inc.	22	2,448
DR Horton, Inc.	32	2,420
Marriott International, Inc. — Class A	26	2,407
Aptiv plc	26	2,383
AutoZone, Inc.*	2	2,355
Hilton Worldwide Holdings, Inc.	27	2,304
VF Corp.	31	2,178
Southwest Airlines Co.	58	2,175

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 13.2% (continued)
Consumer, Cyclical - 1.1% (continued)
Lennar Corp. — Class A	26	$2,124
Copart, Inc.*	20	2,103
Dollar Tree, Inc.*	23	2,101
Delta Air Lines, Inc.	62	1,896
Domino's Pizza, Inc.	4	1,701
Tractor Supply Co.	11	1,577
Las Vegas Sands Corp.	32	1,493
CarMax, Inc.*	16	1,470
WW Grainger, Inc.	4	1,427
Genuine Parts Co.	14	1,332
Darden Restaurants, Inc.	13	1,310
Tiffany & Co.	11	1,274
PulteGroup, Inc.	26	1,203
Ulta Beauty, Inc.*	5	1,120
Whirlpool Corp.	6	1,104
Royal Caribbean Cruises Ltd.	17	1,101
Advance Auto Parts, Inc.	7	1,074
Hasbro, Inc.	12	993
United Airlines Holdings, Inc.*	28	973
MGM Resorts International	40	870
BorgWarner, Inc.	20	775
Carnival Corp.[1]	51	774
Live Nation Entertainment, Inc.*	14	754
LKQ Corp.*	27	749
L Brands, Inc.	22	700
Wynn Resorts Ltd.	9	646
Newell Brands, Inc.	37	635
American Airlines Group, Inc.[1]	50	614
Mohawk Industries, Inc.*	6	586
Hanesbrands, Inc.	34	536
Leggett & Platt, Inc.	13	535
Norwegian Cruise Line Holdings Ltd.*	27	462
Alaska Air Group, Inc.	12	440
Tapestry, Inc.	27	422
PVH Corp.	7	417
Gap, Inc.	20	341
Ralph Lauren Corp. — Class A	5	340
Under Armour, Inc. — Class A*	18	202
Under Armour, Inc. — Class C*	19	187
Total Consumer, Cyclical		222,887
Industrial - 1.1%
Union Pacific Corp.	66	12,993
United Parcel Service, Inc. — Class B	69	11,497
Honeywell International, Inc.	69	11,358
Lockheed Martin Corp.	24	9,199
3M Co.	56	8,970
Boeing Co.	52	8,593
Raytheon Technologies Corp.	149	8,573
Caterpillar, Inc.	53	7,905
Deere & Co.	31	6,870
CSX Corp.	75	5,825
FedEx Corp.	23	5,785
Illinois Tool Works, Inc.	28	5,410
Norfolk Southern Corp.	25	5,350
General Electric Co.	855	5,327
Northrop Grumman Corp.	15	4,732
Waste Management, Inc.	38	4,301
Eaton Corporation plc	39	3,979
Roper Technologies, Inc.	10	3,951
Emerson Electric Co.	58	3,803
L3Harris Technologies, Inc.	20	3,397
General Dynamics Corp.	23	3,184
Amphenol Corp. — Class A	29	3,140
TE Connectivity Ltd.	32	3,128
Agilent Technologies, Inc.	30	3,028
Johnson Controls International plc	73	2,982
Trane Technologies plc	23	2,789
Ball Corp.	32	2,660
Stanley Black & Decker, Inc.	16	2,595
Fortive Corp.	33	2,515
Otis Worldwide Corp.	40	2,497
Parker-Hannifin Corp.	12	2,428
Rockwell Automation, Inc.	11	2,427
Carrier Global Corp.	79	2,413
TransDigm Group, Inc.	5	2,376
AMETEK, Inc.	22	2,187
Republic Services, Inc. — Class A	21	1,960
Mettler-Toledo International, Inc.*	2	1,931
Keysight Technologies, Inc.*	18	1,778
Vulcan Materials Co.	13	1,762
Amcor plc	153	1,691
Old Dominion Freight Line, Inc.	9	1,628
Kansas City Southern	9	1,628
Dover Corp.	14	1,517
Xylem, Inc.	18	1,514
Expeditors International of Washington, Inc.	16	1,448
Masco Corp.	26	1,433
Garmin Ltd.	15	1,423
Martin Marietta Materials, Inc.	6	1,412
PerkinElmer, Inc.	11	1,381
CH Robinson Worldwide, Inc.	13	1,329
Ingersoll Rand, Inc.*	36	1,282
IDEX Corp.	7	1,277
Jacobs Engineering Group, Inc.	13	1,206
Waters Corp.*	6	1,174
Fortune Brands Home & Security, Inc.	13	1,125
Westinghouse Air Brake Technologies Corp.	17	1,052
J.B. Hunt Transport Services, Inc.	8	1,011
Packaging Corporation of America	9	981
Teledyne Technologies, Inc.*	3	931
Allegion plc	9	890
Westrock Co.	25	869
Textron, Inc.	22	794
Snap-on, Inc.	5	736
Pentair plc	16	732
A O Smith Corp.	13	686
Howmet Aerospace, Inc.*	38	635
Sealed Air Corp.	15	582
Huntington Ingalls Industries, Inc.	4	563
FLIR Systems, Inc.	13	466

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 13.2% (continued)
Industrial - 1.1% (continued)
Flowserve Corp.	13	$355
Total Industrial		219,349
Utilities - 0.4%
NextEra Energy, Inc.	48	13,323
Dominion Energy, Inc.	82	6,472
Duke Energy Corp.	72	6,376
Southern Co.	103	5,585
American Electric Power Company, Inc.	48	3,923
Xcel Energy, Inc.	51	3,519
Exelon Corp.	95	3,397
Sempra Energy	28	3,314
WEC Energy Group, Inc.	31	3,004
Eversource Energy	33	2,757
Public Service Enterprise Group, Inc.	49	2,691
American Water Works Company, Inc.	18	2,608
Consolidated Edison, Inc.	33	2,567
DTE Energy Co.	19	2,186
PPL Corp.	75	2,041
Entergy Corp.	20	1,971
Ameren Corp.	24	1,898
Edison International	37	1,881
CMS Energy Corp.	28	1,719
FirstEnergy Corp.	53	1,522
Alliant Energy Corp.	24	1,240
AES Corp.	65	1,177
Atmos Energy Corp.	12	1,147
Evergy, Inc.	21	1,067
CenterPoint Energy, Inc.	53	1,026
Pinnacle West Capital Corp.	11	820
NiSource, Inc.	37	814
NRG Energy, Inc.	23	707
Total Utilities		80,752
Basic Materials - 0.3%
Linde plc	51	12,145
Air Products & Chemicals, Inc.	22	6,553
Sherwin-Williams Co.	8	5,574
Newmont Corp.	78	4,949
Ecolab, Inc.	24	4,796
DuPont de Nemours, Inc.	72	3,994
Dow, Inc.	72	3,388
PPG Industries, Inc.	23	2,808
Freeport-McMoRan, Inc.	142	2,221
LyondellBasell Industries N.V. — Class A	25	1,762
International Paper Co.	37	1,500
FMC Corp.	13	1,377
Nucor Corp.	29	1,301
Celanese Corp. — Class A	12	1,289
International Flavors & Fragrances, Inc.	10	1,224
Eastman Chemical Co.	13	1,016
Albemarle Corp.	10	893
CF Industries Holdings, Inc.	21	645
Mosaic Co.	34	621
Total Basic Materials		58,056
Energy - 0.3%
Exxon Mobil Corp.	413	14,178
Chevron Corp.	182	13,104
ConocoPhillips	105	3,448
Kinder Morgan, Inc.	190	2,343
Williams Companies, Inc.	118	2,319
Phillips 66	43	2,229
Schlumberger Ltd.	136	2,116
EOG Resources, Inc.	56	2,013
Marathon Petroleum Corp.	64	1,878
Valero Energy Corp.	39	1,689
Pioneer Natural Resources Co.	16	1,376
ONEOK, Inc.	43	1,117
Hess Corp.	27	1,105
Halliburton Co.	86	1,036
Baker Hughes Co.	64	851
Concho Resources, Inc.	19	838
Occidental Petroleum Corp.	81	811
Cabot Oil & Gas Corp. — Class A	39	677
Diamondback Energy, Inc.	15	452
Noble Energy, Inc.	47	402
Apache Corp.	37	350
Devon Energy Corp.	37	350
National Oilwell Varco, Inc.	38	344
Marathon Oil Corp.	77	315
HollyFrontier Corp.	15	296
TechnipFMC plc	41	259
Total Energy		55,896
Total Common Stocks
(Cost $2,467,676)		2,714,175

MUTUAL FUNDS† - 40.9%
Guggenheim Strategy Fund II2	168,746	4,213,581
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	420,083	4,192,426
Total Mutual Funds
(Cost $8,232,598)		8,406,007

	Face Amount
U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
0.08% due 10/15/20[3,4]	$483,000	482,986
0.08% due 10/29/20[4,5]	250,000	249,982
Total U.S. Treasury Bills
(Cost $732,968)		732,968

REPURCHASE AGREEMENTS††,6 - 34.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	3,942,576	3,942,576
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	1,641,010	1,641,010
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	1,493,319	1,493,319
Total Repurchase Agreements
(Cost $7,076,905)		7,076,905

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[8]	1,296	$1,296
Total Securities Lending Collateral
(Cost $1,296)		1,296
Total Investments - 92.1%
(Cost $18,511,443)		$18,931,351
Other Assets & Liabilities, net - 7.9%		1,631,213
Total Net Assets - 100.0%		$20,562,564

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	57	Dec 2020	$9,546,788	$62,835

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/19/20	6,968	$23,433,308	$76,045
BNP Paribas	S&P 500 Index	0.69% (1 Month USD LIBOR + 0.55%)	At Maturity	11/18/20	394	1,325,621	49,697
Barclays Bank plc	S&P 500 Index	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	11/17/20	587	1,974,262	6,692

						$26,733,191	$132,434

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,714,175	$—	$—	$2,714,175
Mutual Funds	8,406,007	—	—	8,406,007
U.S. Treasury Bills	—	732,968	—	732,968
Repurchase Agreements	—	7,076,905	—	7,076,905
Securities Lending Collateral	1,296	—	—	1,296
Equity Futures Contracts**	62,835	—	—	62,835
Equity Index Swap Agreements**	—	132,434	—	132,434
Total Assets	$11,184,313	$7,942,307	$—	$19,126,620

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,211,039	$6,444,401	$(15,500,000)	$(75,628)	$133,769	$4,213,581	168,746	$55,091
Guggenheim Ultra Short Duration Fund — Institutional Class	15,212,806	13,464,170	(24,550,000)	(16,318)	81,768	4,192,426	420,083	69,881
	$28,423,845	$19,908,571	$(40,050,000)	$(91,946)	$215,537	$8,406,007		$124,972

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 33.3%
ServiceNow, Inc.*	1,850	$897,250
Paycom Software, Inc.*	1,964	611,393
Adobe, Inc.*	1,180	578,707
Lam Research Corp.	1,680	557,340
NVIDIA Corp.	1,000	541,220
MSCI, Inc. — Class A	1,457	519,829
Apple, Inc.	4,480	518,829
Teradyne, Inc.	6,390	507,749
Fortinet, Inc.*	4,085	481,254
ANSYS, Inc.*	1,454	475,792
Synopsys, Inc.*	2,147	459,415
Cadence Design Systems, Inc.*	4,109	438,143
KLA Corp.	2,229	431,847
Micron Technology, Inc.*	8,970	421,231
Microsoft Corp.	1,990	418,557
Applied Materials, Inc.	6,720	399,504
salesforce.com, Inc.*	1,551	389,797
Broadcom, Inc.	922	335,903
Microchip Technology, Inc.	3,246	333,559
Tyler Technologies, Inc.*	918	319,978
Advanced Micro Devices, Inc.*	3,737	306,397
Fiserv, Inc.*	2,524	260,098
QUALCOMM, Inc.	2,080	244,774
Autodesk, Inc.*	1,004	231,934
Take-Two Interactive Software, Inc.*	1,393	230,152
Qorvo, Inc.*	1,772	228,606
Intuit, Inc.	616	200,945
Xerox Holdings Corp.	10,414	195,471
Analog Devices, Inc.	1,510	176,277
Zebra Technologies Corp. — Class A*	650	164,099
Total Technology		11,876,050
Consumer, Non-cyclical - 17.8%
PayPal Holdings, Inc.*	2,927	576,707
DexCom, Inc.*	1,395	575,061
United Rentals, Inc.*	2,813	490,868
Vertex Pharmaceuticals, Inc.*	1,747	475,394
Incyte Corp.*	5,127	460,097
Align Technology, Inc.*	1,238	405,272
MarketAxess Holdings, Inc.	742	357,340
Edwards Lifesciences Corp.*	4,209	335,962
Cintas Corp.	970	322,845
FleetCor Technologies, Inc.*	1,291	307,387
Moody's Corp.	990	286,952
S&P Global, Inc.	682	245,929
IDEXX Laboratories, Inc.*	620	243,728
Estee Lauder Companies, Inc. — Class A	1,070	233,527
ResMed, Inc.	1,320	226,288
Intuitive Surgical, Inc.*	310	219,957
Thermo Fisher Scientific, Inc.	484	213,696
West Pharmaceutical Services, Inc.	700	192,430
Catalent, Inc.*	2,000	171,320
Total Consumer, Non-cyclical		6,340,760
Consumer, Cyclical - 14.9%
PulteGroup, Inc.	12,289	568,858
Chipotle Mexican Grill, Inc. — Class A*	396	492,509
Copart, Inc.*	4,302	452,398
DR Horton, Inc.	5,916	447,427
Hilton Worldwide Holdings, Inc.	4,244	362,098
Domino's Pizza, Inc.	774	329,167
Dollar General Corp.	1,560	327,007
NVR, Inc.*	80	326,650
PACCAR, Inc.	3,680	313,830
CarMax, Inc.*	3,074	282,531
Yum! Brands, Inc.	2,872	262,214
Starbucks Corp.	2,610	224,251
AutoZone, Inc.*	190	223,752
O'Reilly Automotive, Inc.*	468	215,785
Ross Stores, Inc.	1,630	152,112
Tiffany & Co.	1,110	128,594
TJX Companies, Inc.	2,248	125,101
Wynn Resorts Ltd.	1,340	96,225
Total Consumer, Cyclical		5,330,509
Industrial - 10.7%
Old Dominion Freight Line, Inc.	2,216	400,919
TransDigm Group, Inc.	705	334,960
Teledyne Technologies, Inc.*	949	294,389
Masco Corp.	5,311	292,795
Fortune Brands Home & Security, Inc.	3,232	279,633
Kansas City Southern	1,532	277,031
L3Harris Technologies, Inc.	1,430	242,871
Keysight Technologies, Inc.*	2,454	242,406
Northrop Grumman Corp.	750	236,618
AMETEK, Inc.	2,030	201,782
Lockheed Martin Corp.	500	191,640
Garmin Ltd.	1,980	187,823
Vulcan Materials Co.	1,350	182,979
Martin Marietta Materials, Inc.	690	162,398
Roper Technologies, Inc.	389	153,698
Allegion plc	1,240	122,648
Total Industrial		3,804,590
Communications - 10.0%
Facebook, Inc. — Class A*	2,371	620,965
Netflix, Inc.*	918	459,027
Amazon.com, Inc.*	140	440,822
Charter Communications, Inc. — Class A*	660	412,064
eBay, Inc.	6,530	340,213
CDW Corp.	2,203	263,325
Etsy, Inc.*	1,810	220,150
Alphabet, Inc. — Class C*	120	176,352
Alphabet, Inc. — Class A*	118	172,941
Motorola Solutions, Inc.	1,069	167,630
Arista Networks, Inc.*	760	157,267
Booking Holdings, Inc.*	70	119,748
Total Communications		3,550,504
Financial - 7.2%
Mastercard, Inc. — Class A	1,420	480,202
Visa, Inc. — Class A	1,769	353,747
CBRE Group, Inc. — Class A*	6,756	317,329
Synchrony Financial	11,813	309,146
Equinix, Inc. REIT	400	304,052
SBA Communications Corp. REIT	863	274,848
Cboe Global Markets, Inc.	2,455	215,402

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 7.2% (continued)
American Tower Corp. — Class A REIT	750	$181,298
Western Union Co.	5,810	124,508
Total Financial		2,560,532
Basic Materials - 4.0%
FMC Corp.	3,898	412,837
Sherwin-Williams Co.	490	341,403
Dow, Inc.	6,880	323,704
Air Products & Chemicals, Inc.	723	215,353
Celanese Corp. — Class A	1,420	152,579
Total Basic Materials		1,445,876
Energy - 0.9%
ConocoPhillips	5,114	167,944
Hess Corp.	3,490	142,845
Total Energy		310,789
Utilities - 0.7%
NRG Energy, Inc.	8,117	249,517
Total Common Stocks
(Cost $25,282,998)		35,469,127

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$142,429	142,429
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	59,283	59,283
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	53,948	53,948
Total Repurchase Agreements
(Cost $255,660)		255,660
Total Investments - 100.2%
(Cost $25,538,658)		$35,724,787
Other Assets & Liabilities, net - (0.2)%		(75,913)
Total Net Assets - 100.0%		$35,648,874

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,469,127	$—	$—	$35,469,127
Repurchase Agreements	—	255,660	—	255,660
Total Assets	$35,469,127	$255,660	$—	$35,724,787

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 33.4%
Berkshire Hathaway, Inc. — Class B*	2,991	$636,904
MetLife, Inc.	8,950	332,671
Prudential Financial, Inc.	5,078	322,555
Unum Group	16,055	270,206
Loews Corp.	6,731	233,902
Lincoln National Corp.	7,452	233,471
Principal Financial Group, Inc.	5,321	214,277
Invesco Ltd.	18,249	208,221
Goldman Sachs Group, Inc.	1,029	206,798
American International Group, Inc.	7,308	201,189
Morgan Stanley	4,156	200,943
Capital One Financial Corp.	2,649	190,357
Citizens Financial Group, Inc.	7,182	181,561
Assurant, Inc.	1,424	172,745
Allstate Corp.	1,686	158,720
Travelers Companies, Inc.	1,330	143,893
Citigroup, Inc.	3,211	138,426
People's United Financial, Inc.	13,346	137,597
Regions Financial Corp.	11,700	134,901
Fifth Third Bancorp	6,111	130,287
Everest Re Group Ltd.	634	125,240
Chubb Ltd.	948	110,082
Hartford Financial Services Group, Inc.	2,972	109,548
State Street Corp.	1,839	109,108
Bank of New York Mellon Corp.	3,103	106,557
Franklin Resources, Inc.	5,180	105,413
Bank of America Corp.	4,213	101,491
Aflac, Inc.	2,711	98,545
Zions Bancorp North America	3,083	90,085
KeyCorp	7,257	86,576
Raymond James Financial, Inc.	1,063	77,344
Globe Life, Inc.	943	75,346
Truist Financial Corp.	1,888	71,838
Huntington Bancshares, Inc.	7,327	67,189
Comerica, Inc.	1,712	65,484
Host Hotels & Resorts, Inc. REIT	5,499	59,334
Wells Fargo & Co.	2,488	58,493
M&T Bank Corp.	594	54,701
Total Financial		6,021,998
Consumer, Non-cyclical - 20.0%
Kroger Co.	13,340	452,359
Archer-Daniels-Midland Co.	9,074	421,850
Corteva, Inc.	11,174	321,923
Centene Corp.*	5,490	320,232
AmerisourceBergen Corp. — Class A	3,266	316,541
McKesson Corp.	1,883	280,435
CVS Health Corp.	4,689	273,837
Mylan N.V.*	17,070	253,148
Cigna Corp.	1,331	225,485
Molson Coors Beverage Co. — Class B	6,019	201,998
Perrigo Company plc	3,125	143,469
JM Smucker Co.	1,178	136,083
Anthem, Inc.	488	131,072
Kraft Heinz Co.	3,959	118,572
Total Consumer, Non-cyclical		3,597,004
Consumer, Cyclical - 18.8%
General Motors Co.	13,502	399,524
Ford Motor Co.	59,161	394,012
Gap, Inc.	22,011	374,847
Lennar Corp. — Class A	4,186	341,913
L Brands, Inc.	9,638	306,585
Whirlpool Corp.	1,622	298,270
Best Buy Company, Inc.	1,638	182,293
Walgreens Boots Alliance, Inc.	4,952	177,876
PVH Corp.	2,757	164,427
Mohawk Industries, Inc.*	1,531	149,410
BorgWarner, Inc.	3,658	141,711
American Airlines Group, Inc.[1]	10,318	126,808
United Airlines Holdings, Inc.*	2,544	88,404
Delta Air Lines, Inc.	2,459	75,196
Alaska Air Group, Inc.	1,923	70,440
Carnival Corp.[1]	4,248	64,485
Norwegian Cruise Line Holdings Ltd.*	1,713	29,309
Total Consumer, Cyclical		3,385,510
Energy - 9.4%
Baker Hughes Co.	20,987	278,917
Marathon Petroleum Corp.	8,600	252,324
Concho Resources, Inc.	3,768	166,244
Valero Energy Corp.	3,479	150,710
HollyFrontier Corp.	6,543	128,963
Marathon Oil Corp.	26,296	107,551
Devon Energy Corp.	9,646	91,251
Diamondback Energy, Inc.	2,937	88,463
Chevron Corp.	1,226	88,272
Halliburton Co.	6,984	84,157
Exxon Mobil Corp.	2,198	75,457
TechnipFMC plc	10,754	67,858
Kinder Morgan, Inc.	5,396	66,533
Occidental Petroleum Corp.	3,832	38,358
Total Energy		1,685,058
Basic Materials - 6.9%
Mosaic Co.	20,015	365,674
DuPont de Nemours, Inc.	5,000	277,400
Newmont Corp.	2,814	178,548
Nucor Corp.	3,726	167,148
Eastman Chemical Co.	1,702	132,960
International Paper Co.	2,788	113,026
Total Basic Materials		1,234,756
Industrial - 4.1%
Westrock Co.	10,374	360,393
FedEx Corp.	947	238,189
Textron, Inc.	3,743	135,085
Total Industrial		733,667
Communications - 3.0%
News Corp. — Class A	17,707	248,252
DISH Network Corp. — Class A*	4,194	121,752
AT&T, Inc.	3,481	99,243
News Corp. — Class B	5,548	77,561
Total Communications		546,808
Technology - 2.1%
Hewlett Packard Enterprise Co.	16,420	153,855
DXC Technology Co.	7,156	127,735
HP, Inc.	5,532	105,053
Total Technology		386,643

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 1.9%
Exelon Corp.	3,819	$136,567
Duke Energy Corp.	1,155	102,287
CenterPoint Energy, Inc.	4,931	95,415
Total Utilities		334,269
Total Common Stocks
(Cost $15,923,793)		17,925,713

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$72,635	72,635
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	30,232	30,232
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	27,512	27,512
Total Repurchase Agreements
(Cost $130,379)		130,379

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	140,598	$140,598
Total Securities Lending Collateral
(Cost $140,598)		140,598
Total Investments - 101.1%
(Cost $16,194,770)		$18,196,690
Other Assets & Liabilities, net - (1.1)%		(190,397)
Total Net Assets - 100.0%		$18,006,293

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,925,713	$—	$—	$17,925,713
Repurchase Agreements	—	130,379	—	130,379
Securities Lending Collateral	140,598	—	—	140,598
Total Assets	$18,066,311	$130,379	$—	$18,196,690

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 25.0%
Paylocity Holding Corp.*	3,040	$490,717
Repligen Corp.*	3,108	458,554
Boston Beer Company, Inc. — Class A*	470	415,179
Penumbra, Inc.*	1,584	307,898
Medpace Holdings, Inc.*	2,550	284,963
Quidel Corp.*	1,260	276,419
Exelixis, Inc.*	10,619	259,634
Arrowhead Pharmaceuticals, Inc.*	4,827	207,851
Masimo Corp.*	875	206,553
FTI Consulting, Inc.*	1,849	195,938
Charles River Laboratories International, Inc.*	780	176,631
Bio-Techne Corp.	700	173,411
LHC Group, Inc.*	790	167,922
Ligand Pharmaceuticals, Inc. — Class B*,1	1,752	167,001
Amedisys, Inc.*	675	159,590
Syneos Health, Inc.*	2,918	155,121
PRA Health Sciences, Inc.*	1,419	143,943
WEX, Inc.*	1,015	141,055
Chemed Corp.	260	124,891
ICU Medical, Inc.*	450	82,242
Sanderson Farms, Inc.	650	76,681
Brink's Co.	979	40,227
Total Consumer, Non-cyclical		4,712,421
Industrial - 24.4%
Generac Holdings, Inc.*	3,027	586,148
TopBuild Corp.*	2,550	435,259
Axon Enterprise, Inc.*	4,093	371,235
Trex Company, Inc.*	4,678	334,945
Universal Display Corp.	1,659	299,848
Mercury Systems, Inc.*	3,638	281,800
Jabil, Inc.	7,191	246,364
MasTec, Inc.*	4,937	208,341
Knight-Swift Transportation Holdings, Inc.	5,117	208,262
Timken Co.	3,388	183,697
Tetra Tech, Inc.	1,899	181,355
Carlisle Companies, Inc.	1,398	171,073
Cognex Corp.	2,274	148,038
KBR, Inc.	6,546	146,369
Hubbell, Inc.	989	135,335
Woodward, Inc.	1,474	118,156
Nordson Corp.	610	117,010
Coherent, Inc.*	939	104,163
Hexcel Corp.	2,620	87,901
Lincoln Electric Holdings, Inc.	935	86,057
Eagle Materials, Inc.	899	77,601
Clean Harbors, Inc.*	1,209	67,740
Total Industrial		4,596,697
Consumer, Cyclical - 22.1%
RH*	1,659	634,766
Lithia Motors, Inc. — Class A	1,290	294,043
Wingstop, Inc.	1,960	267,834
Scientific Games Corp. — Class A*	7,532	262,942
Scotts Miracle-Gro Co. — Class A	1,574	240,681
Caesars Entertainment, Inc.*	3,951	221,493
Five Below, Inc.*	1,744	221,488
Casey's General Stores, Inc.	1,229	218,332
Dunkin' Brands Group, Inc.	2,344	191,997
Fox Factory Holding Corp.*	2,510	186,568
Pool Corp.	528	176,637
Marriott Vacations Worldwide Corp.	1,824	165,638
Skechers USA, Inc. — Class A*	4,967	150,103
Churchill Downs, Inc.	899	147,274
Deckers Outdoor Corp.*	640	140,806
Boyd Gaming Corp.	4,367	134,023
Tempur Sealy International, Inc.*	1,065	94,987
Polaris, Inc.	995	93,868
Toro Co.	1,079	90,582
Wyndham Hotels & Resorts, Inc.	1,721	86,911
Gentex Corp.	3,298	84,924
Herman Miller, Inc.	2,264	68,282
Total Consumer, Cyclical		4,174,179
Technology - 10.1%
MKS Instruments, Inc.	2,327	254,178
Monolithic Power Systems, Inc.	909	254,165
Cabot Microelectronics Corp.	1,744	249,061
Fair Isaac Corp.*	565	240,340
Lumentum Holdings, Inc.*	2,704	203,151
J2 Global, Inc.*	2,063	142,801
CACI International, Inc. — Class A*	660	140,686
Manhattan Associates, Inc.*	1,434	136,933
Qualys, Inc.*	1,190	116,632
Perspecta, Inc.	5,382	104,680
ACI Worldwide, Inc.*	2,263	59,132
Total Technology		1,901,759
Financial - 8.4%
Essent Group Ltd.	9,780	361,958
LendingTree, Inc.*,1	915	280,805
RenaissanceRe Holdings Ltd.	1,564	265,473
Rexford Industrial Realty, Inc. REIT	3,700	169,312
Cousins Properties, Inc. REIT	5,412	154,729
Brown & Brown, Inc.	3,340	151,202
Primerica, Inc.	1,015	114,837
EastGroup Properties, Inc. REIT	600	77,598
Total Financial		1,575,914
Energy - 6.8%
SolarEdge Technologies, Inc.*	3,773	899,294
Murphy USA, Inc.*	2,114	271,163
WPX Energy, Inc.*	24,151	118,340
Total Energy		1,288,797
Basic Materials - 1.6%
Reliance Steel & Aluminum Co.	1,809	184,590
Royal Gold, Inc.	959	115,243
Total Basic Materials		299,833
Communications - 1.2%
Cable One, Inc.	120	226,252
Total Common Stocks
(Cost $15,530,746)		18,775,852

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$56,402	$56,402
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	23,476	23,476
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	21,363	21,363
Total Repurchase Agreements
(Cost $101,241)		101,241

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	215,705	215,705
Total Securities Lending Collateral
(Cost $215,705)		215,705
Total Investments - 101.2%
(Cost $15,847,692)		$19,092,798
Other Assets & Liabilities, net - (1.2)%		(224,016)
Total Net Assets - 100.0%		$18,868,782

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,775,852	$—	$—	$18,775,852
Repurchase Agreements	—	101,241	—	101,241
Securities Lending Collateral	215,705	—	—	215,705
Total Assets	$18,991,557	$101,241	$—	$19,092,798

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 33.3%
Penn National Gaming, Inc.*	3,975	$288,982
AutoNation, Inc.*	3,237	171,334
Delphi Technologies plc*	9,620	160,750
BJ's Wholesale Club Holdings, Inc.*	3,664	152,239
Thor Industries, Inc.	1,410	134,317
Taylor Morrison Home Corp. — Class A*	5,313	130,647
TRI Pointe Group, Inc.*	7,118	129,120
Kohl's Corp.	6,830	126,560
Dana, Inc.	9,978	122,929
Goodyear Tire & Rubber Co.	15,160	116,277
Lear Corp.	998	108,832
Dick's Sporting Goods, Inc.	1,631	94,402
Adient plc*	5,086	88,141
World Fuel Services Corp.	3,756	79,590
Foot Locker, Inc.	2,174	71,807
American Eagle Outfitters, Inc.	4,381	64,883
Univar Solutions, Inc.*	3,780	63,806
JetBlue Airways Corp.*	5,275	59,766
Urban Outfitters, Inc.*	2,547	53,003
Nordstrom, Inc.[1]	3,980	47,442
KAR Auction Services, Inc.	3,257	46,901
Total Consumer, Cyclical		2,311,728
Financial - 21.9%
Genworth Financial, Inc. — Class A*	56,782	190,220
Brighthouse Financial, Inc.*	4,888	131,536
CNO Financial Group, Inc.	7,972	127,871
Jefferies Financial Group, Inc.	5,287	95,166
Reinsurance Group of America, Inc. — Class A	765	72,820
Janus Henderson Group plc	2,910	63,205
Kemper Corp.	941	62,887
Mercury General Corp.	1,481	61,269
GEO Group, Inc. REIT	5,190	58,855
Umpqua Holdings Corp.	5,361	56,934
Old Republic International Corp.	3,526	51,973
Bank OZK	2,311	49,270
FNB Corp.	7,114	48,233
Navient Corp.	5,442	45,985
Associated Banc-Corp.	3,594	45,356
Park Hotels & Resorts, Inc. REIT	3,543	35,394
Sterling Bancorp	3,347	35,211
PacWest Bancorp	2,056	35,116
Alliance Data Systems Corp.	770	32,325
First Horizon National Corp.	3,306	31,176
Wintrust Financial Corp.	770	30,838
Hancock Whitney Corp.	1,481	27,858
Pinnacle Financial Partners, Inc.	759	27,013
Pebblebrook Hotel Trust REIT	2,130	26,689
Texas Capital Bancshares, Inc.*	851	26,492
Valley National Bancorp	3,843	26,324
TCF Financial Corp.	935	21,842
Total Financial		1,517,858
Industrial - 17.0%
SYNNEX Corp.	1,217	170,453
Ryder System, Inc.	3,598	151,980
Arrow Electronics, Inc.*	1,833	144,184
Avnet, Inc.	4,666	120,569
AECOM*	2,463	103,052
Dycom Industries, Inc.*	1,627	85,938
Greif, Inc. — Class A	1,992	72,130
II-VI, Inc.*	1,496	60,678
Terex Corp.	3,101	60,036
Regal Beloit Corp.	638	59,889
Trinity Industries, Inc.	3,034	59,163
XPO Logistics, Inc.*	587	49,695
Worthington Industries, Inc.	990	40,372
Total Industrial		1,178,139
Consumer, Non-cyclical - 10.4%
Patterson Companies, Inc.	7,619	183,656
ManpowerGroup, Inc.	1,539	112,855
Avis Budget Group, Inc.*	3,391	89,251
Molina Healthcare, Inc.*	352	64,430
Sprouts Farmers Market, Inc.*	2,843	59,504
TreeHouse Foods, Inc.*	1,416	57,391
Graham Holdings Co. — Class B	110	44,452
Acadia Healthcare Company, Inc.*	1,408	41,508
Tenet Healthcare Corp.*	1,408	34,510
Adtalem Global Education, Inc.*	1,271	31,190
Total Consumer, Non-cyclical		718,747
Basic Materials - 8.6%
United States Steel Corp.[1]	18,217	133,713
Domtar Corp.	4,605	120,973
Commercial Metals Co.	5,109	102,078
Olin Corp.	8,121	100,538
Chemours Co.	4,083	85,376
Minerals Technologies, Inc.	1,073	54,830
Total Basic Materials		597,508
Energy - 5.8%
CNX Resources Corp.*	21,583	203,743
Equities Corp.	10,558	136,515
Antero Midstream Corp.	10,916	58,619
Total Energy		398,877
Communications - 1.9%
Telephone & Data Systems, Inc.	7,185	132,491
Technology - 0.6%
NetScout Systems, Inc.*	2,044	44,620
Total Common Stocks
(Cost $5,753,382)		6,899,968

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$26,354	$26,354
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,970	10,970
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,982	9,982
Total Repurchase Agreements
(Cost $47,306)		47,306

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	137,386	137,386
Total Securities Lending Collateral
(Cost $137,386)		137,386
Total Investments - 102.2%
(Cost $5,938,074)		$7,084,660
Other Assets & Liabilities, net - (2.2)%		(150,344)
Total Net Assets - 100.0%		$6,934,316

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,899,968	$—	$—	$6,899,968
Repurchase Agreements	—	47,306	—	47,306
Securities Lending Collateral	137,386	—	—	137,386
Total Assets	$7,037,354	$47,306	$—	$7,084,660

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 20.2%
Saia, Inc.*	855	$107,849
Patrick Industries, Inc.	1,832	105,377
UFP Industries, Inc.	1,691	95,558
Federal Signal Corp.	3,089	90,353
Griffon Corp.	4,409	86,152
Simpson Manufacturing Company, Inc.	855	83,072
American Woodmark Corp.*	920	72,257
Alarm.com Holdings, Inc.*	1,161	64,145
OSI Systems, Inc.*	800	62,088
Advanced Energy Industries, Inc.*	974	61,304
Ichor Holdings Ltd.*	2,815	60,719
Vicor Corp.*	734	57,054
Franklin Electric Company, Inc.	861	50,653
John Bean Technologies Corp.	530	48,702
ESCO Technologies, Inc.	599	48,255
Alamo Group, Inc.	430	46,453
Fabrinet*	730	46,012
Plexus Corp.*	623	44,002
Exponent, Inc.	600	43,218
AAON, Inc.	710	42,777
Aerojet Rocketdyne Holdings, Inc.*	1,048	41,805
Watts Water Technologies, Inc. — Class A	410	41,062
SPX FLOW, Inc.*	952	40,765
Itron, Inc.*	650	39,481
Forward Air Corp.	673	38,617
CIRCOR International, Inc.*	1,402	38,345
SPX Corp.*	760	35,249
Tennant Co.	570	34,405
Triumph Group, Inc.	4,061	26,437
Albany International Corp. — Class A	518	25,646
Comtech Telecommunications Corp.	1,490	20,860
Total Industrial		1,698,672
Financial - 19.1%
Kinsale Capital Group, Inc.	1,230	233,921
Innovative Industrial Properties, Inc. REIT	1,699	210,863
Safehold, Inc. REIT[1]	2,854	177,234
Virtus Investment Partners, Inc.	814	112,861
Palomar Holdings, Inc.*	860	89,647
Essential Properties Realty Trust, Inc. REIT	4,699	86,086
Trupanion, Inc.*	960	75,744
Community Healthcare Trust, Inc. REIT	1,563	73,086
Walker & Dunlop, Inc.	1,290	68,370
NMI Holdings, Inc. — Class A*	3,804	67,711
eHealth, Inc.*	850	67,150
PennyMac Mortgage Investment Trust REIT	3,933	63,203
Meta Financial Group, Inc.	2,948	56,660
Enova International, Inc.*	3,142	51,497
St. Joe Co.*	1,982	40,889
Preferred Bank/Los Angeles CA	900	28,908
ServisFirst Bancshares, Inc.	820	27,905
Granite Point Mortgage Trust, Inc. REIT	3,924	27,821
Agree Realty Corp. REIT	400	25,456
Universal Health Realty Income Trust REIT	380	21,656
Total Financial		1,606,668
Consumer, Non-cyclical - 18.1%
Rent-A-Center, Inc.	4,279	127,899
NeoGenomics, Inc.*	2,860	105,505
R1 RCM, Inc.*	5,700	97,755
Fulgent Genetics, Inc.*,1	2,110	84,484
Pennant Group, Inc.*	2,178	83,984
Zynex, Inc.*,1	4,722	82,399
Corcept Therapeutics, Inc.*	4,696	81,734
Cardiovascular Systems, Inc.*	1,738	68,390
Innoviva, Inc.*	6,058	63,306
Coca-Cola Consolidated, Inc.	250	60,170
Eagle Pharmaceuticals, Inc.*	1,351	57,391
Glaukos Corp.*	1,075	53,234
Hanger, Inc.*	3,138	49,643
Addus HomeCare Corp.*	497	46,972
RadNet, Inc.*	3,021	46,372
Medifast, Inc.	281	46,210
CONMED Corp.	510	40,122
EVERTEC, Inc.	1,075	37,313
LeMaitre Vascular, Inc.	1,134	36,889
Cutera, Inc.*	1,906	36,157
ANI Pharmaceuticals, Inc.*	1,256	35,432
Enanta Pharmaceuticals, Inc.*	680	31,130
CorVel Corp.*	341	29,132
Anika Therapeutics, Inc.*	823	29,126
RR Donnelley & Sons Co.	17,436	25,457
John B Sanfilippo & Son, Inc.	300	22,614
Inter Parfums, Inc.	552	20,617
REGENXBIO, Inc.*	692	19,044
Total Consumer, Non-cyclical		1,518,481
Consumer, Cyclical - 15.6%
LGI Homes, Inc.*	1,651	191,797
Installed Building Products, Inc.*	1,640	166,870
Winnebago Industries, Inc.	2,321	119,926
Sleep Number Corp.*	2,049	100,216
MDC Holdings, Inc.	1,953	91,986
YETI Holdings, Inc.*	1,955	88,601
Callaway Golf Co.	4,260	81,536
LCI Industries	640	68,026
Shake Shack, Inc. — Class A*,1	904	58,290
Zumiez, Inc.*	1,941	53,999
UniFirst Corp.	240	45,449
Boot Barn Holdings, Inc.*	1,550	43,617
Cavco Industries, Inc.*	224	40,389
Crocs, Inc.*	860	36,748
Chuy's Holdings, Inc.*	1,745	34,167
Allegiant Travel Co. — Class A	278	33,304
Universal Electronics, Inc.*	781	29,475
Steven Madden Ltd.	1,267	24,706
Total Consumer, Cyclical		1,309,102
Technology - 15.5%
Simulations Plus, Inc.	1,930	145,445
Brooks Automation, Inc.	2,673	123,653
Ultra Clean Holdings, Inc.*	4,967	106,592

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 15.5% (continued)
TTEC Holdings, Inc.	1,711	$93,335
SPS Commerce, Inc.*	1,121	87,292
FormFactor, Inc.*	3,151	78,554
Diodes, Inc.*	1,215	68,587
LivePerson, Inc.*	1,180	61,348
Virtusa Corp.*	1,203	59,140
Diebold Nixdorf, Inc.*	6,464	49,385
Glu Mobile, Inc.*	6,405	49,158
Agilysys, Inc.*	2,031	49,069
Power Integrations, Inc.	818	45,317
ManTech International Corp. — Class A	654	45,048
Xperi Holding Corp.	3,846	44,191
CSG Systems International, Inc.	1,075	44,021
Digi International, Inc.*	2,808	43,889
ExlService Holdings, Inc.*	621	40,967
8x8, Inc.*	1,567	24,367
3D Systems Corp.*,1	4,831	23,720
Progress Software Corp.	630	23,108
Total Technology		1,306,186
Communications - 5.3%
TechTarget, Inc.*	2,779	122,165
Perficient, Inc.*	1,374	58,725
Viavi Solutions, Inc.*	4,557	53,454
QuinStreet, Inc.*	2,528	40,044
NIC, Inc.	1,999	39,380
Cogent Communications Holdings, Inc.	590	35,429
Shutterstock, Inc.	631	32,837
Harmonic, Inc.*	5,689	31,745
Extreme Networks, Inc.*	7,729	31,070
Total Communications		444,849
Energy - 3.8%
DMC Global, Inc.	2,239	73,753
Matador Resources Co.*,1	8,900	73,514
Talos Energy, Inc.*	6,519	42,048
Par Pacific Holdings, Inc.*	5,998	40,606
Penn Virginia Corp.*	3,796	37,391
Geospace Technologies Corp.*	4,345	26,852
Helix Energy Solutions Group, Inc.*	9,462	22,803
Total Energy		316,967
Basic Materials - 1.9%
Innospec, Inc.	870	55,089
Koppers Holdings, Inc.*	2,256	47,173
Schweitzer-Mauduit International, Inc.	1,170	35,556
Rogers Corp.*	220	21,573
Total Basic Materials		159,391
Total Common Stocks
(Cost $6,895,044)		8,360,316

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$38,302	38,302
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	15,942	15,942
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	14,508	14,508
Total Repurchase Agreements
(Cost $68,752)		68,752

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	370,134	370,134
Total Securities Lending Collateral
(Cost $370,134)		370,134
Total Investments - 104.7%
(Cost $7,333,930)		$8,799,202
Other Assets & Liabilities, net - (4.7)%		(394,296)
Total Net Assets - 100.0%		$8,404,906

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,360,316	$—	$—	$8,360,316
Repurchase Agreements	—	68,752	—	68,752
Securities Lending Collateral	370,134	—	—	370,134
Total Assets	$8,730,450	$68,752	$—	$8,799,202

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 33.2%
MarineMax, Inc.*	4,100	$105,247
Big Lots, Inc.	2,046	91,252
Resideo Technologies, Inc.*	6,630	72,930
Tupperware Brands Corp.*	3,161	63,726
ODP Corp.	3,206	62,357
Sonic Automotive, Inc. — Class A	1,456	58,473
Macy's, Inc.[1]	10,140	57,798
Fossil Group, Inc.*	9,660	55,449
Abercrombie & Fitch Co. — Class A	3,649	50,830
Bed Bath & Beyond, Inc.	3,305	49,509
Vista Outdoor, Inc.*	2,341	47,241
Titan International, Inc.	15,873	45,873
Core-Mark Holding Company, Inc.	1,491	43,135
Group 1 Automotive, Inc.	453	40,041
Lumber Liquidators Holdings, Inc.*	1,811	39,932
GameStop Corp. — Class A*,1	3,853	39,301
Signet Jewelers Ltd.	2,060	38,522
Veritiv Corp.*	2,985	37,790
Cooper-Standard Holdings, Inc.*	2,814	37,173
Conn's, Inc.*	3,409	36,067
Michaels Companies, Inc.*,1	3,530	34,082
ScanSource, Inc.*	1,687	33,453
Barnes & Noble Education, Inc.*	12,866	33,194
Cooper Tire & Rubber Co.	987	31,288
Genesco, Inc.*	1,296	27,916
Wabash National Corp.	2,330	27,867
Red Robin Gourmet Burgers, Inc.*,1	2,082	27,399
Haverty Furniture Companies, Inc.	1,229	25,735
American Axle & Manufacturing Holdings, Inc.*	3,820	22,041
Shoe Carnival, Inc.[1]	620	20,820
Movado Group, Inc.	2,065	20,526
Caleres, Inc.	2,034	19,445
Ethan Allen Interiors, Inc.	1,281	17,345
G-III Apparel Group Ltd.*	1,276	16,728
Daktronics, Inc.	3,993	15,812
Hawaiian Holdings, Inc.	1,047	13,496
Chico's FAS, Inc.	13,123	12,762
Designer Brands, Inc. — Class A	2,190	11,892
Unifi, Inc.*	906	11,633
Capri Holdings Ltd.*	632	11,376
Cato Corp. — Class A	1,437	11,237
Vera Bradley, Inc.*	1,269	7,754
Total Consumer, Cyclical		1,526,447
Industrial - 17.4%
Atlas Air Worldwide Holdings, Inc.*	2,934	178,680
Greenbrier Companies, Inc.	2,647	77,822
ArcBest Corp.	2,363	73,395
Echo Global Logistics, Inc.*	2,506	64,580
Olympic Steel, Inc.	4,124	46,849
Lydall, Inc.*	2,782	46,014
Sanmina Corp.*	1,564	42,306
Boise Cascade Co.	834	33,293
Granite Construction, Inc.	1,597	28,123
TimkenSteel Corp.*	7,657	27,182
TTM Technologies, Inc.*	2,375	27,099
Hub Group, Inc. — Class A*	537	26,955
Bristow Group, Inc.*	1,022	21,717
Bel Fuse, Inc. — Class B	1,983	21,179
Arcosa, Inc.	457	20,149
Trinseo S.A.	687	17,615
Applied Optoelectronics, Inc.*	1,373	15,446
US Concrete, Inc.*	470	13,649
Aegion Corp. — Class A*	698	9,863
DXP Enterprises, Inc.*	419	6,758
Total Industrial		798,674
Consumer, Non-cyclical - 15.1%
SpartanNash Co.	5,065	82,813
Kelly Services, Inc. — Class A	3,586	61,105
Andersons, Inc.	3,159	60,558
Owens & Minor, Inc.	2,242	56,297
Seneca Foods Corp. — Class A*	1,512	54,024
United Natural Foods, Inc.*	3,014	44,818
Magellan Health, Inc.*	577	43,725
B&G Foods, Inc.[1]	1,434	39,822
Invacare Corp.	5,158	38,788
Fresh Del Monte Produce, Inc.	1,684	38,597
Green Dot Corp. — Class A*	623	31,530
ABM Industries, Inc.	781	28,632
Universal Corp.	619	25,924
TrueBlue, Inc.*	1,664	25,775
Central Garden & Pet Co. — Class A*	642	23,202
Lannett Company, Inc.*	3,517	21,489
Team, Inc.*	2,110	11,605
Central Garden & Pet Co.*	157	6,269
Total Consumer, Non-cyclical		694,973
Energy - 14.3%
Renewable Energy Group, Inc.*	2,563	136,916
Southwestern Energy Co.*	38,897	91,408
Green Plains, Inc.*	4,465	69,118
Bonanza Creek Energy, Inc.*	1,859	34,949
Exterran Corp.*	8,352	34,744
Range Resources Corp.	5,222	34,570
PBF Energy, Inc. — Class A	5,976	34,003
CONSOL Energy, Inc.*	5,852	25,924
NOW, Inc.*	5,196	23,590
ProPetro Holding Corp.*	5,538	22,484
SunCoke Energy, Inc.	5,165	17,664
Warrior Met Coal, Inc.	911	15,560
Gulfport Energy Corp.*	29,282	15,435
RPC, Inc.*	5,846	15,434
Matrix Service Co.*	1,578	13,176
Helmerich & Payne, Inc.	832	12,189
Patterson-UTI Energy, Inc.	4,256	12,130
US Silica Holdings, Inc.	3,791	11,373
Laredo Petroleum, Inc.*	967	9,477
SM Energy Co.	5,224	8,306
Oasis Petroleum, Inc.*,1	25,134	7,037
Oil States International, Inc.*	1,586	4,330
Nabors Industries Ltd.[1]	176	4,301
Oceaneering International, Inc.*	1,189	4,185
Total Energy		658,303

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 9.3%
StoneX Group, Inc.*	1,336	$68,350
Realogy Holdings Corp.*	5,850	55,224
EZCORP, Inc. — Class A*	10,725	53,946
Stewart Information Services Corp.	670	29,299
iStar, Inc. REIT	2,309	27,269
Encore Capital Group, Inc.*	561	21,649
American Equity Investment Life Holding Co.	976	21,462
Diversified Healthcare Trust REIT	5,885	20,715
CoreCivic, Inc. REIT	2,446	19,568
Horace Mann Educators Corp.	339	11,323
Cadence BanCorp	1,305	11,210
Ready Capital Corp. REIT	1,000	11,200
Third Point Reinsurance Ltd.*	1,553	10,793
Hersha Hospitality Trust REIT	1,947	10,787
Hope Bancorp, Inc.	1,200	9,102
Customers Bancorp, Inc.*	810	9,072
United Insurance Holdings Corp.	1,496	9,066
Simmons First National Corp. — Class A	554	8,784
Pacific Premier Bancorp, Inc.	424	8,540
United Fire Group, Inc.	326	6,624
Berkshire Hills Bancorp, Inc.	466	4,711
Total Financial		428,694
Basic Materials - 4.0%
Rayonier Advanced Materials, Inc.*	14,513	46,442
Kraton Corp.*	2,377	42,358
Century Aluminum Co.*	5,070	36,098
Clearwater Paper Corp.*	933	35,398
AdvanSix, Inc.*	1,926	24,807
Total Basic Materials		185,103
Communications - 3.8%
Consolidated Communications Holdings, Inc.*	16,704	95,046
NETGEAR, Inc.*	734	22,622
Meredith Corp.	1,314	17,240
Gannett Company, Inc.	11,483	14,928
Spok Holdings, Inc.	1,498	14,246
Scholastic Corp.	547	11,481
Total Communications		175,563
Technology - 2.4%
Donnelley Financial Solutions, Inc.*	4,016	53,654
Pitney Bowes, Inc.	5,090	27,028
Unisys Corp.*	1,631	17,403
Photronics, Inc.*	1,007	10,029
Total Technology		108,114
Total Common Stocks
(Cost $3,701,858)		4,575,871

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$25,098	25,098
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	10,446	10,446
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	9,506	9,506
Total Repurchase Agreements
(Cost $45,050)		45,050

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	162,041	162,041
Total Securities Lending Collateral
(Cost $162,041)		162,041
Total Investments - 104.0%
(Cost $3,908,949)		$4,782,962
Other Assets & Liabilities, net - (4.0)%		(182,970)
Total Net Assets - 100.0%		$4,599,992

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,575,871	$—	$—	$4,575,871
Repurchase Agreements	—	45,050	—	45,050
Securities Lending Collateral	162,041	—	—	162,041
Total Assets	$4,737,912	$45,050	$—	$4,782,962

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 35.6%
Guggenheim Strategy Fund II1	12,730	$317,865
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	30,856	307,944
Total Mutual Funds
(Cost $621,075)		625,809

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.7%
Federal Home Loan Bank
0.09% due 10/07/20[2]	$100,000	99,999
Total Federal Agency Discount Notes
(Cost $99,999)		99,999

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	56,000	55,998
Total U.S. Treasury Bills
(Cost $55,998)		55,998

REPURCHASE AGREEMENTS††,4 - 55.4%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	543,383	543,383
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	226,171	226,171
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	205,816	205,816
Total Repurchase Agreements
(Cost $975,370)		975,370
Total Investments - 99.9%
(Cost $1,752,442)		$1,757,176
Other Assets & Liabilities, net - 0.1%		2,492
Total Net Assets - 100.0%		$1,759,668

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	27	Dec 2020	$2,535,570	$14,393

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/20	10,661	$1,000,598	$9,114

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2020.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$625,809	$—	$—	$625,809
Federal Agency Discount Notes	—	99,999	—	99,999
U.S. Treasury Bills	—	55,998	—	55,998
Repurchase Agreements	—	975,370	—	975,370
Currency Futures Contracts**	14,393	—	—	14,393
Currency Index Swap Agreements**	—	9,114	—	9,114
Total Assets	$640,202	$1,140,481	$—	$1,780,683

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$323,643	$285,473	$(290,000)	$(4,210)	$2,959	$317,865	12,730	$5,492
Guggenheim Ultra Short Duration Fund — Institutional Class	322,019	517,711	(530,000)	(2,761)	975	307,944	30,856	5,726
	$645,662	$803,184	$(820,000)	$(6,971)	$3,934	$625,809		$11,218

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 31.8%
Microsoft Corp.	4,568	$960,787
Adobe, Inc.*	749	367,332
salesforce.com, Inc.*	1,454	365,419
Oracle Corp.	5,270	314,619
Zoom Video Communications, Inc. — Class A*	615	289,118
ServiceNow, Inc.*	486	235,710
Intuit, Inc.	694	226,390
Fidelity National Information Services, Inc.	1,517	223,318
Fiserv, Inc.*	1,876	193,322
Activision Blizzard, Inc.	2,348	190,071
VMware, Inc. — Class A*	1,299	186,627
Workday, Inc. — Class A*	809	174,040
Autodesk, Inc.*	737	170,254
DocuSign, Inc.*	735	158,201
Twilio, Inc. — Class A*	619	152,949
Electronic Arts, Inc.*	1,137	148,276
Synopsys, Inc.*	653	139,729
Splunk, Inc.*	717	134,889
Atlassian Corporation plc — Class A*	731	132,888
Cadence Design Systems, Inc.*	1,243	132,541
ANSYS, Inc.*	398	130,238
Paychex, Inc.	1,587	126,595
NetEase, Inc. ADR	276	125,489
RingCentral, Inc. — Class A*	447	122,751
Sea Ltd. ADR*	741	114,144
Coupa Software, Inc.*	398	109,148
Paycom Software, Inc.*	341	106,153
Take-Two Interactive Software, Inc.*	625	103,263
Akamai Technologies, Inc.*	919	101,586
Citrix Systems, Inc.	719	99,014
Slack Technologies, Inc. — Class A*	3,534	94,923
SS&C Technologies Holdings, Inc.	1,531	92,656
MongoDB, Inc.*	392	90,752
Jack Henry & Associates, Inc.	502	81,620
PTC, Inc.*	866	71,636
Five9, Inc.*	549	71,194
Dropbox, Inc. — Class A*	3,490	67,217
Alteryx, Inc. — Class A*,1	588	66,767
Nutanix, Inc. — Class A*	2,285	50,681
Total Software		6,722,307
Semiconductors - 19.5%
NVIDIA Corp.	829	448,671
Intel Corp.	6,844	354,382
Broadcom, Inc.	784	285,627
QUALCOMM, Inc.	2,328	273,959
Texas Instruments, Inc.	1,895	270,587
Advanced Micro Devices, Inc.*	2,916	239,083
Applied Materials, Inc.	3,000	178,350
Lam Research Corp.	515	170,851
Micron Technology, Inc.*	3,447	161,871
Analog Devices, Inc.	1,331	155,381
NXP Semiconductor N.V.	1,145	142,907
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,738	140,900
KLA Corp.	692	134,068
ASML Holding N.V. — Class G1	339	125,183
Marvell Technology Group Ltd.	3,071	121,919
Xilinx, Inc.	1,160	120,918
Skyworks Solutions, Inc.	823	119,747
Microchip Technology, Inc.	1,162	119,407
Maxim Integrated Products, Inc.	1,486	100,469
Qorvo, Inc.*	692	89,275
Monolithic Power Systems, Inc.	312	87,238
Teradyne, Inc.	1,078	85,658
IPG Photonics Corp.*	417	70,878
ON Semiconductor Corp.*	3,234	70,145
Cree, Inc.*	990	63,103
Total Semiconductors		4,130,577
Internet - 16.4%
Alphabet, Inc. — Class A*	508	744,525
Facebook, Inc. — Class A*	2,530	662,607
Shopify, Inc. — Class A*	172	175,951
Baidu, Inc. ADR*	1,223	154,820
Snap, Inc. — Class A*	5,852	152,796
Twitter, Inc.*	3,347	148,942
Okta, Inc.*	600	128,310
Match Group, Inc.*	1,158	128,133
Pinterest, Inc. — Class A*	3,036	126,024
Palo Alto Networks, Inc.*	476	116,501
Zillow Group, Inc. — Class C*	1,133	115,101
VeriSign, Inc.*	557	114,101
Weibo Corp. ADR*	2,920	106,376
CDW Corp.	831	99,329
Momo, Inc. ADR	7,216	99,292
Zendesk, Inc.*	823	84,703
NortonLifeLock, Inc.	3,982	82,985
IAC*	631	75,581
F5 Networks, Inc.*	525	64,454
Proofpoint, Inc.*	557	58,791
TripAdvisor, Inc.	1,889	37,006
Total Internet		3,476,328
Computers - 13.7%
Apple, Inc.	9,340	1,081,666
International Business Machines Corp.	1,981	241,028
Dell Technologies, Inc. — Class C*	2,507	169,699
Accenture plc — Class A	727	164,295
Cognizant Technology Solutions Corp. — Class A	2,079	144,324
Crowdstrike Holdings, Inc. — Class A*	982	134,848
HP, Inc.	6,348	120,549
Check Point Software Technologies Ltd.*	945	113,721
Zscaler, Inc.*	766	107,769
Fortinet, Inc.*	888	104,615
Seagate Technology plc	1,693	83,414
Leidos Holdings, Inc.	929	82,820
Hewlett Packard Enterprise Co.	8,529	79,917
Western Digital Corp.	2,105	76,938
NetApp, Inc.	1,725	75,624

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computers - 13.7% (continued)
Lumentum Holdings, Inc.*	770	$57,850
DXC Technology Co.	2,771	49,462
Total Computers		2,888,539
Commercial Services - 5.2%
PayPal Holdings, Inc.*	1,950	384,209
Square, Inc. — Class A*	1,323	215,054
Automatic Data Processing, Inc.	1,313	183,150
Global Payments, Inc.	941	167,103
FleetCor Technologies, Inc.*	443	105,478
Euronet Worldwide, Inc.*	555	50,560
Total Commercial Services		1,105,554
Diversified Financial Services - 4.6%
Visa, Inc. — Class A	2,395	478,928
Mastercard, Inc. — Class A	1,282	433,534
Western Union Co.	3,157	67,655
Total Diversified Financial Services		980,117
Telecommunications - 3.3%
Cisco Systems, Inc.	7,624	300,309
Motorola Solutions, Inc.	768	120,430
Corning, Inc.	3,575	115,866
Arista Networks, Inc.*	459	94,981
Juniper Networks, Inc.	2,808	60,372
Total Telecommunications		691,958
Electronics - 2.3%
Amphenol Corp. — Class A	1,221	132,198
TE Connectivity Ltd.	1,137	111,130
Keysight Technologies, Inc.*	1,025	101,250
Trimble, Inc.*	1,693	82,449
FLIR Systems, Inc.	1,417	50,799
Total Electronics		477,826
Energy-Alternate Sources - 1.4%
SolarEdge Technologies, Inc.*	580	138,243
Enphase Energy, Inc.*	1,066	88,041
First Solar, Inc.*	1,015	67,193
Total Energy-Alternate Sources		293,477
Advertising - 0.6%
Trade Desk, Inc. — Class A*	249	129,176
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	339	85,584
Electrical Components & Equipment - 0.3%
Universal Display Corp.	396	71,573
Total Common Stocks
(Cost $7,733,152)		21,053,016

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$57,689	57,689
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	24,012	24,012
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	21,850	21,850
Total Repurchase Agreements
(Cost $103,551)		103,551

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	146,325	146,325
Total Securities Lending Collateral
(Cost $146,325)		146,325
Total Investments - 100.7%
(Cost $7,983,028)		$21,302,892
Other Assets & Liabilities, net - (0.7)%		(140,623)
Total Net Assets - 100.0%		$21,162,269

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,053,016	$—	$—	$21,053,016
Repurchase Agreements	—	103,551	—	103,551
Securities Lending Collateral	146,325	—	—	146,325
Total Assets	$21,199,341	$103,551	$—	$21,302,892

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Telecommunications - 88.0%
Verizon Communications, Inc.	4,431	$263,600
AT&T, Inc.	8,432	240,396
Cisco Systems, Inc.	5,503	216,763
T-Mobile US, Inc.*	1,801	205,962
Motorola Solutions, Inc.	607	95,184
Arista Networks, Inc.*	382	79,047
Ubiquiti, Inc.	398	66,331
CenturyLink, Inc.	6,170	62,255
GCI Liberty, Inc. — Class A*	714	58,519
Juniper Networks, Inc.	2,331	50,116
Ciena Corp.*	1,201	47,668
Iridium Communications, Inc.*	1,351	34,559
Acacia Communications, Inc.*	485	32,689
America Movil SAB de CV — Class L ADR	2,504	31,275
Viavi Solutions, Inc.*	2,659	31,190
Vonage Holdings Corp.*	3,048	31,181
China Mobile Ltd. ADR	931	29,941
Vodafone Group plc ADR	2,197	29,484
BCE, Inc.	706	29,278
ViaSat, Inc.*	851	29,266
Shenandoah Telecommunications Co.	639	28,394
EchoStar Corp. — Class A*	1,136	28,275
Telephone & Data Systems, Inc.	1,477	27,236
Rogers Communications, Inc. — Class B	681	27,002
TELUS Corp.	1,498	26,380
InterDigital, Inc.	447	25,506
CommScope Holding Company, Inc.*	2,755	24,795
Telefonica Brasil S.A. ADR	3,053	23,416
NETGEAR, Inc.*	628	19,355
Cincinnati Bell, Inc.*	1,132	16,980
Plantronics, Inc.	1,118	13,237
Total Telecommunications		1,925,280
Internet - 4.5%
F5 Networks, Inc.*	436	53,528
Cogent Communications Holdings, Inc.	544	32,667
Boingo Wireless, Inc.*	1,221	12,448
Total Internet		98,643
Computers - 3.3%
Lumentum Holdings, Inc.*	638	47,933
NetScout Systems, Inc.*	1,102	24,057
Total Computers		71,990
Software - 1.9%
Bandwidth, Inc. — Class A*	244	42,595
Media - 1.7%
Liberty Global plc — Class C*	1,766	36,265
Total Common Stocks
(Cost $1,484,865)		2,174,773

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$9,193	9,193
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	3,826	3,826
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	3,482	3,482
Total Repurchase Agreements
(Cost $16,501)		16,501
Total Investments - 100.2%
(Cost $1,501,366)		$2,191,274
Other Assets & Liabilities, net - (0.2)%		(4,057)
Total Net Assets - 100.0%		$2,187,217

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,174,773	$—	$—	$2,174,773
Repurchase Agreements	—	16,501	—	16,501
Total Assets	$2,174,773	$16,501	$—	$2,191,274

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 45.9%
United Parcel Service, Inc. — Class B	2,740	$456,566
Union Pacific Corp.	2,164	426,027
FedEx Corp.	1,484	373,256
CSX Corp.	4,385	340,583
Norfolk Southern Corp.	1,505	322,055
Old Dominion Freight Line, Inc.	1,113	201,364
Kansas City Southern	1,014	183,361
Expeditors International of Washington, Inc.	1,900	171,988
CH Robinson Worldwide, Inc.	1,616	165,139
J.B. Hunt Transport Services, Inc.	1,235	156,079
XPO Logistics, Inc.*	1,441	121,995
Knight-Swift Transportation Holdings, Inc.	2,849	115,954
Canadian National Railway Co.	917	97,624
Canadian Pacific Railway Ltd.	318	96,809
Landstar System, Inc.	763	95,749
ZTO Express Cayman, Inc. ADR	2,978	89,102
Saia, Inc.*	636	80,225
Werner Enterprises, Inc.	1,768	74,238
Ryder System, Inc.	1,532	64,712
Kirby Corp.*	1,703	61,597
Hub Group, Inc. — Class A*	1,149	57,674
Total Transportation		3,752,097
Auto Manufacturers - 16.1%
Tesla, Inc.*	1,780	763,638
General Motors Co.	9,452	279,685
NIO, Inc. ADR*	5,110	108,434
Ferrari N.V.	457	84,129
Fiat Chrysler Automobiles N.V.*,1	6,659	81,373
Total Auto Manufacturers		1,317,259
Auto Parts & Equipment - 13.7%
Aptiv plc	1,485	136,145
BorgWarner, Inc.	3,235	125,324
Lear Corp.	1,015	110,686
Gentex Corp.	4,293	110,545
Autoliv, Inc.	1,170	85,270
Magna International, Inc.	1,830	83,722
Delphi Technologies plc*	4,908	82,013
Dorman Products, Inc.*	868	78,450
Fox Factory Holding Corp.*	1,026	76,262
Visteon Corp.*	870	60,221
Dana, Inc.	4,671	57,547
Goodyear Tire & Rubber Co.	7,336	56,267
Adient plc*	3,244	56,218
Total Auto Parts & Equipment		1,118,670
Airlines - 13.7%
Southwest Airlines Co.	5,514	206,775
Delta Air Lines, Inc.	6,183	189,076
United Airlines Holdings, Inc.*	3,894	135,317
American Airlines Group, Inc.[1]	8,693	106,837
Alaska Air Group, Inc.	2,449	89,707
Ryanair Holdings plc ADR*	989	80,861
JetBlue Airways Corp.*	6,516	73,826
Copa Holdings S.A. — Class A	1,397	70,325
Allegiant Travel Co. — Class A	490	58,702
SkyWest, Inc.	1,719	51,329
Hawaiian Holdings, Inc.	2,517	32,444
Spirit Airlines, Inc.*,1	1,383	22,266
Total Airlines		1,117,465
Internet - 5.9%
Uber Technologies, Inc.*	9,802	357,577
Lyft, Inc. — Class A*	4,432	122,102
Total Internet		479,679
Commercial Services - 2.0%
AMERCO	321	114,270
Avis Budget Group, Inc.*	2,042	53,745
Total Commercial Services		168,015
Home Builders - 1.3%
Thor Industries, Inc.	1,085	103,357
Leisure Time - 1.0%
Harley-Davidson, Inc.	3,496	85,792
Total Common Stocks
(Cost $5,739,797)		8,142,334

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$31,453	31,453
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	13,092	13,092
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	11,913	11,913
Total Repurchase Agreements
(Cost $56,458)		56,458

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.05%[4]	150,486	150,486
Total Securities Lending Collateral
(Cost $150,486)		150,486
Total Investments - 102.1%
(Cost $5,946,741)		$8,349,278
Other Assets & Liabilities, net - (2.1)%		(173,991)
Total Net Assets - 100.0%		$8,175,287

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2020 — See Note 5.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,142,334	$—	$—	$8,142,334
Repurchase Agreements	—	56,458	—	56,458
Securities Lending Collateral	150,486	—	—	150,486
Total Assets	$8,292,820	$56,458	$—	$8,349,278

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 83.6%
NextEra Energy, Inc.	2,539	$704,725
Duke Energy Corp.	5,656	500,895
Dominion Energy, Inc.	6,281	495,759
Southern Co.	8,497	460,707
American Electric Power Company, Inc.	4,782	390,833
Xcel Energy, Inc.	5,403	372,861
Exelon Corp.	10,023	358,423
Sempra Energy	2,959	350,227
WEC Energy Group, Inc.	3,522	341,282
Eversource Energy	3,949	329,939
Public Service Enterprise Group, Inc.	6,008	329,899
Consolidated Edison, Inc.	4,019	312,678
DTE Energy Co.	2,476	284,839
PPL Corp.	10,224	278,195
Ameren Corp.	3,429	271,165
Entergy Corp.	2,737	269,677
Edison International	5,131	260,860
CMS Energy Corp.	4,164	255,711
PG&E Corp.*	27,010	253,624
Avangrid, Inc.	4,819	243,167
FirstEnergy Corp.	8,171	234,589
Alliant Energy Corp.	4,227	218,325
AES Corp.	11,397	206,400
Evergy, Inc.	4,009	203,737
CenterPoint Energy, Inc.	10,303	199,363
Vistra Corp.	9,994	188,487
Pinnacle West Capital Corp.	2,405	179,293
NRG Energy, Inc.	5,449	167,502
OGE Energy Corp.	5,030	150,850
IDACORP, Inc.	1,485	118,652
PNM Resources, Inc.	2,722	112,500
Black Hills Corp.	2,035	108,852
Portland General Electric Co.	3,019	107,175
ALLETE, Inc.	1,883	97,426
NorthWestern Corp.	1,946	94,654
Total Electric		9,453,271
Gas - 10.3%
Atmos Energy Corp.	2,209	211,158
NiSource, Inc.	7,889	173,558
UGI Corp.	4,807	158,535
ONE Gas, Inc.	1,689	116,558
Southwest Gas Holdings, Inc.	1,824	115,094
National Fuel Gas Co.	2,822	114,545
Spire, Inc.	1,890	100,548
New Jersey Resources Corp.	3,582	96,786
South Jersey Industries, Inc.	4,350	83,825
Total Gas		1,170,607
Water - 4.5%
American Water Works Company, Inc.	2,188	316,997
Essential Utilities, Inc.	4,748	191,107
Total Water		508,104
Building Materials - 1.1%
MDU Resources Group, Inc.	5,668	127,530
Total Common Stocks
(Cost $5,701,825)		11,259,512

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	$42,932	42,932
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	17,869	17,869
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	16,261	16,261
Total Repurchase Agreements
(Cost $77,062)		77,062
Total Investments - 100.2%
(Cost $5,778,887)		$11,336,574
Other Assets & Liabilities, net - (0.2)%		(25,504)
Total Net Assets - 100.0%		$11,311,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,259,512	$—	$—	$11,259,512
Repurchase Agreements	—	77,062	—	77,062
Total Assets	$11,259,512	$77,062	$—	$11,336,574

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 36.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,978	$259,264
Guggenheim Strategy Fund II1	9,577	239,144
Total Mutual Funds
(Cost $495,100)		498,408

	Face Amount
U.S. TREASURY BILLS†† - 15.8%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$216,000	215,993
Total U.S. Treasury Bills
(Cost $215,993)		215,993

FEDERAL AGENCY DISCOUNT NOTES†† - 7.3%
Federal Home Loan Bank
0.09% due 10/07/20[3]	100,000	99,999
Total Federal Agency Discount Notes
(Cost $99,999)		99,999

REPURCHASE AGREEMENTS††,4 - 41.3%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20[5]	314,262	314,262
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	130,805	130,805
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20[5]	119,032	119,032
Total Repurchase Agreements
(Cost $564,099)		564,099
Total Investments - 100.9%
(Cost $1,375,191)		$1,378,499
Other Assets & Liabilities, net - (0.9)%		(12,850)
Total Net Assets - 100.0%		$1,365,649

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	25	Dec 2020	$2,347,750	$(15,352)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/20	4,453	$417,926	$(1,871)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2020.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$498,408	$—	$—	$498,408
U.S. Treasury Bills	—	215,993	—	215,993
Federal Agency Discount Notes	—	99,999	—	99,999
Repurchase Agreements	—	564,099	—	564,099
Total Assets	$498,408	$880,091	$—	$1,378,499

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$15,352	$—	$—	$15,352
Currency Index Swap Agreements**	—	1,871	—	1,871
Total Liabilities	$15,352	$1,871	$—	$17,223

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$127,529	$331,676	$(220,000)	$(1,740)	$1,679	$239,144	9,577	$1,684
Guggenheim Ultra Short Duration Fund — Institutional Class	152,315	366,749	(260,000)	(683)	883	259,264	25,978	1,756
	$279,844	$698,425	$(480,000)	$(2,423)	$2,562	$498,408		$3,440

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Non-Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each of the above mentioned Funds may invest up to 25% of its total assets in their Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value ("NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A Fund enters into credit default swaps as a seller or “buyer” of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			1.88%
Due 10/01/20	$48,056,029	$48,056,109	11/30/21	$47,752,300	$49,017,163

BofA Securities, Inc.			U.S. Treasury Note
0.06%			1.88%
Due 10/01/20	20,002,257	20,002,290	01/31/22	19,879,700	20,402,397

Barclays Capital, Inc.			U.S. Treasury Note
0.06%			2.13%
Due 10/01/20	18,202,054	18,202,084	05/15/22	17,849,900	18,566,158

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the

Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$23,576	$24,893
Biotechnology Fund	772,566	786,589
Consumer Products Fund	235,550	240,663
Electronics Fund	116,320	120,173
Energy Fund	65,304	67,383
Energy Services Fund	30,990	32,651
Europe 1.25x Strategy Fund	17,083	17,594
Financial Services Fund	16,576	17,230
Health Care Fund	204,473	209,722
Internet Fund	66,354	67,354
Leisure Fund	217,571	222,365
Mid-Cap 1.5x Strategy Fund	5,634	5,841
Multi-Hedge Strategies Fund	224,188	230,826
NASDAQ-100® 2x Strategy Fund	62,483	64,397
NASDAQ-100® Fund	199,519	204,710
Nova Fund	7,769	7,881
Precious Metals Fund	738,727	769,053
Real Estate Fund	72,866	75,152
Retailing Fund	99,915	101,596
S&P 500® 2x Strategy Fund	1,271	1,296
S&P 500® Pure Value Fund	138,053	140,598
S&P MidCap 400® Pure Growth Fund	211,499	215,705
S&P MidCap 400® Pure Value Fund	131,034	137,386
S&P SmallCap 600® Pure Growth Fund	357,588	370,134
S&P SmallCap 600® Pure Value Fund	145,700	162,041
Technology Fund	142,081	146,325
Transportation Fund	147,508	150,486

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$2,445,566	$-	$(74,920)	$(74,920)
Basic Materials Fund	4,323,079	1,965,680	(11,663)	1,954,017
Biotechnology Fund	13,239,391	11,588,613	(210,964)	11,377,649
Commodities Strategy Fund	2,945,423	–	(1,057,423)	(1,057,423)
Consumer Products Fund	11,380,036	5,338,820	(21,169)	5,317,651
Dow 2x Strategy Fund	13,274,868	548,668	(30,338)	518,330
Electronics Fund	3,969,557	5,226,531	–	5,226,531
Energy Fund	6,031,967	–	(1,372,783)	(1,372,783)
Energy Services Fund	5,129,573	–	(2,470,579)	(2,470,579)
Europe 1.25x Strategy Fund	1,749,584	21,385	(90,417)	(69,032)
Financial Services Fund	4,386,713	1,257,723	(28,966)	1,228,757
Global Managed Futures Strategy Fund	14,777,179	–	(388,121)	(388,121)
Government Long Bond 1.2x Strategy Fund	21,712,983	–	(488,709)	(488,709)
Health Care Fund	8,591,483	9,765,812	(57,103)	9,708,709
High Yield Strategy Fund	3,847,747	27,600	(2,644)	24,956
Internet Fund	5,328,049	6,439,383	(44,419)	6,394,964
Inverse Dow 2x Strategy Fund	2,473,005	5,755	(137,763)	(132,008)
Inverse Government Long Bond Strategy Fund	(6,763)	19,379	–	19,379
Inverse Mid-Cap Strategy Fund	355,082	983	(1,600)	(617)
Inverse NASDAQ-100® Strategy Fund	1,015,851	1,120	(30,209)	(29,089)
Inverse Russell 2000® Strategy Fund	1,251,902	9,455	(13,976)	(4,521)
Inverse S&P 500® Strategy Fund	2,352,396	5,584	(57,003)	(51,419)
Japan 2x Strategy Fund	1,614,404	72,697	–	72,697
Leisure Fund	7,414,800	1,396,075	(23,861)	1,372,214
Long Short Equity Fund	21,125,036	1,870,400	(1,384,056)	486,344
Mid-Cap 1.5x Strategy Fund	4,329,417	–	(66,046)	(66,046)
Multi-Hedge Strategies Fund	28,035,883	1,876,383	(1,893,243)	(16,860)
NASDAQ-100® 2x Strategy Fund	100,350,024	6,020,417	(9,782)	6,010,635
NASDAQ-100® Fund	81,818,615	21,950,225	(96,827)	21,853,398
Nova Fund	33,700,620	718,800	(15,999)	702,801
Precious Metals Fund	16,287,829	10,408,705	–	10,408,705
Real Estate Fund	5,190,650	1,334,810	(40,701)	1,294,109
Retailing Fund	5,725,249	1,780,461	(35,253)	1,745,208
Russell 2000® 1.5x Strategy Fund	5,669,997	115,967	(9,160)	106,807
Russell 2000® 2x Strategy Fund	2,159,890	58,919	(2,342)	56,577
S&P 500® 2x Strategy Fund	20,185,622	–	(1,059,002)	(1,059,002)
S&P 500® Pure Growth Fund	28,169,818	7,764,838	(209,869)	7,554,969
S&P 500® Pure Value Fund	20,738,189	–	(2,541,499)	(2,541,499)
S&P MidCap 400® Pure Growth Fund	17,514,840	1,761,713	(183,755)	1,577,958
S&P MidCap 400® Pure Value Fund	7,965,456	–	(880,796)	(880,796)
S&P SmallCap 600® Pure Growth Fund	9,285,949	43,305	(530,052)	(486,747)
S&P SmallCap 600® Pure Value Fund	5,879,431	–	(1,096,469)	(1,096,469)
Strengthening Dollar 2x Strategy Fund	1,753,167	27,516	–	27,516
Technology Fund	9,388,018	11,954,301	(39,427)	11,914,874
Telecommunications Fund	2,105,887	120,004	(34,617)	85,387
Transportation Fund	6,292,249	2,088,793	(31,764)	2,057,029
Utilities Fund	7,321,690	4,074,450	(59,566)	4,014,884
Weakening Dollar 2x Strategy Fund	1,375,200	3,299	(17,223)	(13,924)

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.